ING LIFE INSURANCE AND ANNUITY COMPANY and its Variable Annuity Account I

Retirement Master

Supplement dated April 28, 2008 to the Contract Prospectus, Contract Prospectus Summary and the
Statement of Additional Information each dated April 28, 2008, as amended

This supplement updates and amends certain information contained in your Contract Prospectus, Contract
Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

IMPORTANT INFORMATION REGARDING UPCOMING FUND LIQUIDATION

On January 31, 2008, the Board of Trustees of ING Variable Products Trust approved a proposal to liquidate the
ING VP Financial Services Portfolio.

The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place on or about September 5, 2008 (the "Closing Date").

Voluntary Transfers Before the Effective Date of the Liquidation. Anytime prior to the Closing Date you may transfer amounts that you have allocated to the subaccount that invests in the ING VP Financial Services Portfolio to any of the other available investment options. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063 1-800-262-3862

See also the Transfers section on page 10 of your Contract Prospectus or the Investment Options section of your Contract Prospectus Summary for further information about making allocation changes.
More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer Service Center noted above.

Automatic Reallocation Upon Liquidation. After the Closing Date and our receipt of the proceeds from the liquidation of the ING VP Financial Services Portfolio, amounts that were allocated to the subaccount that invested in this portfolio will be automatically reallocated to the subaccount that invests in the ING VP Money Market
Portfolio. There will be no charge for this automatic reallocation, and this automatic reallocation will not count as a transfer when imposing any applicable restriction or limit on transfers. Furthermore, you will not incur any tax liability because of this automatic reallocation, and your account value immediately before the reallocation will equal your account value immediately after the reallocation.

X.130822-08	Page 1 of 2	April, 2008

Future Allocations. After the Closing Date, the subaccount that invested in the ING VP Financial Services
Portfolio will no longer be available through your Contract Prospectus or Contract Prospectus Summary. Any future allocations directed to a subaccount that invested in this portfolio will be automatically allocated to the subaccount that invests in the ING VP Money Market Portfolio.

Information about the ING VP Money Market Portfolio. Summary information about the ING VP Money
Market Portfolio can be found in Appendix III – Descriptions of Underlying Funds in your Contract Prospectus, and in the fund fact sheet for that fund. More detailed information can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting our Customer Service Center as noted on the previous page.

There will be no further disclosure regarding the ING VP Financial Services Portfolio in future Contract
Prospectuses or Contract Prospectus Summaries.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial
Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These ompanies are wholly owned, indirect subsidiaries of ING Groep N.V.
Insurance obligations are the responsibility of each individual company.

X.130822-08	Page 2 of 2	April, 2008

ING Life Insurance and Annuity Company
Variable Annuity Account I
Retirement Master
CONTRACT PROSPECTUS - APRIL 28, 2008

Contracts. The contracts described in this prospectus are group deferred variable and fixed annuity contracts issued by
ING Life Insurance and Annuity Company (the Company). Prior to January 1, 2006, the contracts were issued by ING
Insurance Company of America (“IICA”). On December 31, 2005, IICA merged with and into the Company, and the
Company assumed responsibility for all of IICA’s obligations under the contracts. See “The Company” for information about the merger of IICA with and into the Company. The contracts are intended to be used as funding vehicles for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

Why Reading This Prospectus is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
Table of Contents page 3

Investment Options. The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Option. The fixed interest option available under the contracts is the Fixed Plus Account.
Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the Fixed Plus Account in an appendix to this prospectus.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section on page 10 of this prospectus and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. You may obtain the April 28, 2008 Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing us at the address listed in the “Contract Overview - Questions: Contacting the Company” section of this prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC)
website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public
Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-130822. The SAI table of contents is listed on page 44 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus. The contracts are not offered for sale in the state of New York.

PRO.130822-08

CONTRACT PROSPECTUS - APRIL 28, 2008 (CONTINUED)

The Funds
AIM V.I. Capital Appreciation Fund	ING Oppenheimer Global Portfolio (I Class)	ING VP Index Plus MidCap Portfolio
(Series I)	ING Oppenheimer Main Street Portfolio®	(Class I)
AIM V.I. Core Equity Fund (Series I)	(Class S)	ING VP Index Plus SmallCap Portfolio
Artisan International Fund (Investor	ING Oppenheimer Strategic Income Portfolio	(Class I)
Shares)(1)(2)	(I Class)	ING VP Intermediate Bond Portfolio
Calvert Social Balanced Portfolio (CVS)	ING Opportunistic Large Cap Growth	(Class I)
Capital One Mid Cap Equity Fund	Portfolio (Class I)(4)	ING VP International Value Portfolio
(Class A Shares)(1)	ING Opportunistic Large Cap Value Portfolio	(Class I)
Columbia Mid Cap Value Fund (Class A)(1)(2)	(Class I)(4)	ING VP MidCap Opportunities Portfolio
EuroPacific Growth Fund® (Class R-4)(1)	ING PIMCO High Yield Portfolio (Class S)	(Class I)
Evergreen Special Values Fund	ING PIMCO Total Return Portfolio (S Class)	ING VP Money Market Portfolio
(Class A)(1)(3)	ING Pioneer Equity Income Portfolio	(Class I)
Fidelity ® VIP Contrafund® Portfolio	(Class I)	ING VP Real Estate Portfolio (Class I)
(Initial Class)	ING Pioneer Fund Portfolio (Class I)	ING VP Small Company Portfolio
Fidelity ® VIP Equity-Income Portfolio	ING Pioneer High Yield Portfolio (I Class)	(Class I)
(Initial Class)	ING Pioneer Mid Cap Value Portfolio	ING VP SmallCap Opportunities
Fidelity ® VIP Growth Portfolio (Initial Class)	(Class I)	Portfolio (Class I)
Franklin Small Cap Value Securities Fund	ING RussellTM Large Cap Index Portfolio	ING VP Strategic Allocation
(Class 2)	(Class I)(2)	Conservative Portfolio (Class I)(5)
Fundamental InvestorsSM (Class R-4)(1)(2)	ING RussellTM Mid Cap Index Portfolio	ING VP Strategic Allocation Growth
ING AllianceBernstein Mid Cap Growth	(Class I)(2)	Portfolio (Class I)(5)
Portfolio (Class S)	ING RussellTM Small Cap Index Portfolio	ING VP Strategic Allocation Moderate
ING American Century Large Company	(Class I)(2)	Portfolio (Class I)(5)
Value Portfolio (S Class)	ING Solution Growth and Income Portfolio	ING Wells Fargo Disciplined Value
ING American Century Small-Mid Cap Value	(S Class)(2)(5)	Portfolio (Class S)
Portfolio (S Class)	ING Solution Growth Portfolio (S Class) (2)(5)	ING Wells Fargo Small Cap Disciplined
ING Baron Asset Portfolio (S Class)	ING Solution Income Portfolio (S Class)(5)	Portfolio (Class S)
ING Baron Small Cap Growth Portfolio	ING Solution 2015 Portfolio (S Class)(5)	Lazard Mid Cap Portfolio (Open
(S Class)	ING Solution 2025 Portfolio (S Class)(5)	Shares)(1)(7)
ING BlackRock Global Science and	ING Solution 2035 Portfolio (S Class)(5)	Loomis Sayles Small Cap Value Fund
Technology Portfolio (Class I)(4)	ING Solution 2045 Portfolio (S Class)(5)	(Retail Class)(1)(2)
ING BlackRock Large Cap Growth Portfolio	ING Stock Index Portfolio (Class I)	Lord Abbett Series Fund - Mid-Cap
(Class S)	ING T. Rowe Price Capital Appreciation	Value Portfolio (Class VC)
ING Columbia Small Cap Value II Portfolio	Portfolio (Class S)	Neuberger Berman Socially Responsive
(S Class)	ING T. Rowe Price Diversified Mid Cap	Fund® (Trust Class) (1)
ING Davis New York Venture Portfolio	Growth Portfolio (S Class)	New Perspective Fund® (Class R-4)(1)
(S Class)(4)	ING T. Rowe Price Growth Equity Portfolio	OpCap Mid Cap Portfolio
ING Evergreen Health Sciences Portfolio	(I Class)	Oppenheimer Developing Markets Fund
(Class S)	ING Templeton Foreign Equity Portfolio	(Class A)(1)(8)
ING FMRSM Diversified Mid Cap Portfolio	(I Class)	Oppenheimer Main Street Small Cap
(Class S)*	ING Templeton Global Growth Portfolio	Fund ®/VA
ING International Index Portfolio (Class I)(2)	(Class S)	PIMCO VIT Real Return Portfolio
ING Janus Contrarian Portfolio (Class S)(2)	ING Thornburg Value Portfolio (I Class)	(Administrative Class)
ING JPMorgan Emerging Markets Equity	ING UBS U.S. Large Cap Equity Portfolio	Pioneer Emerging Markets VCT Portfolio
Portfolio (Class S)	(I Class)	(Class I)
ING JPMorgan Mid Cap Value Portfolio	ING Van Kampen Capital Growth Portfolio	Pioneer High Yield VCT Portfolio
(S Class)	(Class I)	(Class I)
ING JPMorgan Small Cap Core Equity	ING Van Kampen Comstock Portfolio	RiverSource Diversified Equity Income
Portfolio (Class S)	(S Class)	Fund (Class R4)(1)(2)
ING Julius Baer Foreign Portfolio (Class S)	ING Van Kampen Equity and Income	SMALLCAP World Fund®
ING Legg Mason Partners Aggressive	Portfolio (S Class)	(Class R-4)(1)(2)
Growth Portfolio (I Class)	ING Van Kampen Growth and Income	Templeton Global Bond Fund
ING Legg Mason Value Portfolio (Class S)	Portfolio (Class S)	(Class A)(1)
ING Lehman Brothers U.S. Aggregate Bond	ING Van Kampen Real Estate Portfolio	The Bond Fund of AmericaSM
Index® Portfolio (Class I)(2)	(Class S)	(Class R-4)(1)(2)
ING Lord Abbett Affiliated Portfolio	ING VP Balanced Portfolio, Inc.	The Growth Fund of America®
(Class I)	(Class I)	(Class R-4)(1)
ING Marsico Growth Portfolio (Class S)	ING VP Financial Services Portfolio	Wanger International Small Cap(9)
ING Marsico International Opportunities	(Class I)(6)	Wanger Select
Portfolio (Class S)	ING VP Growth and Income Portfolio	Wanger U.S. Smaller Companies(9)
ING MFS Utilities Portfolio (Class S)	(Class I)	Washington Mutual Investors FundSM
ING Neuberger Berman Partners Portfolio	ING VP Index Plus International Equity	(Class R-4)(1)
(S Class)	Portfolio (Class I)
ING OpCap Balanced Value Portfolio	ING VP Index Plus LargeCap Portfolio
(S Class)	(Class I)

* FMRSM is a service mark of Fidelity Management and Research Company.

(1)	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds.”

(2)	This fund is scheduled to be available May 12, 2008.

(3)	Available only to those plans offering the fund prior to September 1, 2005.

(4)	This fund has changed its name to the name listed above. See “Appendix III - Description of Underlying Funds” for a complete list of former and current fund names.

(5)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” for additional information.

(6)	This fund is scheduled to be liquidated into the ING VP Money Market Portfolio (Class I) on or about September 5, 2008.

(7)	Effective May 1, 2008, Lazard Mid Cap Portfolio is scheduled to change its name to Lazard U.S. Mid Cap Equity Portfolio.

(8)	Available only to plans offering the fund prior to March 6, 2006.

(9)	Effective June 1, 2008, Wanger International Small Cap and Wanger U.S. Smaller Companies are scheduled to change their names to Wanger International and Wanger USA, respectively.

PRO.130822-08
                                                                       2

TABLE OF CONTENTS

Contract Overview:			4
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase

Fee Table			6
Condensed Financial Information			8
Variable Annuity Account I			8
The Company			8
Investment Options			10
Transfers			11
Contract Purchase and Participation			15
Contract Ownership and Rights			16
Right to Cancel			17
Fees			18
Your Account Value			22
Withdrawals			24
Loans			25
Systematic Distribution Options			26
Death Benefit			27
The Income Phase			28
Contract Distribution			31
Taxation			34
Other Topics			41
Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings - Payment
Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly

Contents of the Statement of Additional Information			44
Appendix I	-	Fixed Plus Account	45
Appendix II	-	Participant Appointment of Employer as Agent Under an Annuity Contract	48
Appendix III	-	Description of Underlying Funds	49
Appendix IV	-	Condensed Financial Information	CFI – 1

PRO.130822-08

3

CONTRACT OVERVIEW

Questions: Contacting the	The following is a summary. Please read each section of this prospectus for
Company. Contact your	additional information.
local representative or write
or call the USFS Customer	Who’s Who
Service Center:
You (the participant): The individual who participates in the contract
ING	through a retirement plan.
USFS Customer Service
Defined Contribution	Plan Sponsor: The sponsor of your retirement plan. Generally, your
Administration	employer or a trust.
P.O. Box 990063
Hartford, CT 06199-0063	Contract Holder: The person to whom we issue the contract. Generally, the
1-800-262-3862	plan sponsor. We may also refer to the contract holder as the contract owner.

Sending forms and written	We (the Company): ING Life Insurance and Annuity Company. We issue
requests in good order.	the contract.

If you are writing to change	For greater detail please review “Contract Ownership and Rights” and
your beneficiary, request a	“Contract Purchase and Participation.”
withdrawal, or for any other
purpose, contact your local
representative or the
Company to learn what	The Contract and Your Retirement Plan
information is required in	Retirement Plan (plan): A plan sponsor has established a plan for you. This
order for the request to be in	contract is offered as a funding option for that plan. We are not a party to the
“good order.” By contacting	plan.
us, we can provide you with
the appropriate	Plan Type: We refer to the plan by the Tax Code section under which it administrative form for your
requested transaction.	qualifies. For example, a “403(b) plan” is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section
Generally, a request is	applies to your plan, contact your plan sponsor, your local representative or
considered to be in “good	the Company.
order” when it is signed,
dated and made with such	Use of an Annuity Contract in your Plan. Under the federal tax laws,
clarity and completeness that	earnings on amounts held in annuity contracts are generally not taxed until
we are not	they are withdrawn. However, in the case of a qualified retirement account required to exercise any
discretion in carrying it out.	(such as a 401(a), 403(b), or Roth 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not
We can only act upon written	provide any tax benefits beyond the deferral already available to the tax
requests that are received in	qualified account itself. Annuities do provide other features and benefits
good order.	(such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights
Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.130822-08	4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans, Roth 403(b) plans or in some
401(a) plans may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding and taxation.
See “Withdrawals,” “Taxation,” and “The Income Phase.”

Systematic Distribution Options: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic
Distribution Options.”

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See “Fee Table” and “Fees.”

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases
I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Life		Payments to
Insurance and Annuity Company with your completed		Your Account
enrollment materials.		Step 1 ||
ING Life Insurance and Annuity Company
According to the plan, we set up one or more accounts	(a) ||	Step 2		(b) ||
for you. We may set up account(s) for employer
contributions and/or for contributions from your salary.		Variable Annuity
	Fixed	Account I
STEP 2: The contract holder, or you if permitted by	Interest
your plan, directs us to invest your account dollars in	Option	Variable Investment
any of the following:		Options

(a) Fixed Interest Option, or		The Subaccounts
(b) Variable Investment Options. (The variable		A	B	Etc.
investment options are the subaccounts of Variable		|| Step 3 ||
Annuity Account I. Each one invests in a specific		Mutual	Mutual	Etc.
mutual fund.)		Fund A	Fund B

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. The Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “The Income Phase.” In general, you may:

  Receive income phase payments over a lifetime or for a specified period;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an option that provides a death benefit to beneficiaries; and
  Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.
PRO.130822-08	5

FEE TABLE

In This Section		The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. State
>	Maximum	premium taxes may also be deducted.* See “The Income Phase” for fees
	Contract Holder	that may apply after you begin receiving payments under the contract.
	Transaction	The first table describes the fees and expenses that you will pay at the
	Expenses	time that you buy the contract, withdraw from the contract, take a loan
>	Separate Account	from the contract or transfer cash value between investment options.
Annual Expenses
>	Total Annual Fund	Maximum Contract Holder Transaction Expenses
Operating
	Expenses	Loan Interest Rate Spread[1]	3.0%
>	Hypothetical
	Examples	[1] This is the difference between the rate applied and the rate credited on loans under your contract. See “Loans.” Currently the loan interest rate spread is 2.5%; however,
>	Fees Deducted by	we reserve the right to apply a spread of up to 3.0%.
the Funds
The following table describes the fees and expenses that you will pay
See “Fees” for:		periodically during the time that you own the contract, not including
>	How, When and	fund fees and expenses.
Why Fees are
	Deducted	Separate Account Annual Expenses
>	Reduction, Waiver	(as a percentage of average account value)
and/or Elimination
	of Certain Fees	Maximum Mortality and Expense Risk Charge	1.00%[1]
>	Redemption Fees
>	Premium and	Administrative Expense Charge	0.00% - 0.25%[2]
	Other Taxes	Total Separate Account Annual Expenses	1.00% - 1.25%

See “The Income		[1] This is the maximum mortality and expense risk charge during the accumulation
Phase” for:		phase. This charge may be waived, reduced or eliminated in certain circumstances.
>	Fees During the	See “Fees - Mortality and Expense Risk Charge.”
Income Phase
2 We currently do not impose an administrative expense charge; however, we reserve the right to charge not more than 0.25% on an annual basis from the subaccounts.
See “Fees - Administrative Expense Charge.”

The next item shows the minimum and maximum total operating
expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense
reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

		Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets,
		including management fees, distribution	0.26%	1.52%
(12b-1) and/or service fees, and other expenses)

*	State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.130822-08

6

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the maximum separate account annual expenses, and the fund fees and expenses as described below.

Example 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$280	$859	$1,464	$3,099

Example 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of
12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the
Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

PRO.130822-08

7

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV we provide condensed financial information about the Variable Annuity Account I subaccounts you may invest in through the contract.
The numbers show the year-end unit values in each subaccount from the date of first availability.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity
Account I and the consolidated financial statements and the related notes to financial statements for ING
Life Insurance and Annuity Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I (the “separate account”) was established in 1994 as a separate account of
ING Insurance Company of America. In connection with the merger of ING Insurance Company of
America with and into ING Life Insurance and Annuity Company, the separate account was transferred to ING Life Insurance and Annuity Company on December 31, 2005. The separate account retained its name, Variable Annuity Account I. Variable Annuity Account I is a segregated asset account used to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the
Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in
1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as
Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).
Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

Prior to January 1, 2006, the Contracts were issued by ING Insurance Company of America (“IICA”), a direct wholly-owned subsidiary of the Company. On December 31, 2005, IICA merged with and into
ING Life Insurance and Annuity Company, and ING Life Insurance and Annuity Company assumed responsibility for IICA’s obligations under the Contracts. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. Prior to January 1, 2002, IICA was known as Aetna
Insurance Company of America.

PRO.130822-08	8

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way Windsor, Connecticut 06095-4774

Regulatory Developments - the Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-
competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls;
adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products.
The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the
Company, and identified other circumstances where frequent trading occurred despite measures taken by
ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the
Company.

PRO.130822-08

                                                                                                      9

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

INVESTMENT OPTIONS

The contract offers variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within
Variable Annuity Account I (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge at the telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the
SEC’s website, or by contacting the SEC Public Reference Branch.

Fixed Interest Option. For a description of the Fixed Plus Account, see Appendix I.

Selecting Investment Options
• Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
• Be informed. Read this prospectus, the fund prospectuses and the Fixed Plus Account appendix.

Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount and the Fixed Plus
Account counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

PRO.130822-08	10

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

  Mixed - bought for annuities and life insurance
  Shared - bought by more than one company

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

>	Artisan International Fund	>	New Perspective Fund®
>	Capital One Mid Cap Equity Fund	>	Oppenheimer Developing Markets Fund
>	Columbia Mid Cap Value Fund	>	RiverSource Diversified Equity Income Fund
>	EuroPacific Growth Fund®	>	SMALLCAP World Fund®
>	Evergreen Special Values Fund	>	Templeton Global Bond Fund
>	Fundamental InvestorsSM	>	The Bond Fund of AmericaSM
>	Lazard Mid Cap Portfolio	>	The Growth Fund of America®
>	Loomis Sayles Small Cap Value Fund	>	Washington Mutual Investors FundSM
>	Neuberger Berman Socially Responsive
Fund®

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account I from participation in the funds that are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options.
Transfers from the Fixed Plus Account are restricted as outlined in Appendix I and the contract.
Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging program, after your scheduled transfer.

PRO.130822-08	11

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940
Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day
  period (hereinafter, a purchase and sale of the same fund is referred to as a “round-   trip”). This means two or
  more round-trips involving the same fund within a 60 calendar day period   would meet our definition of Excessive
  Trading; or
  Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of companies, or a fund.

PRO.130822-08

12

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive
Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer
Service Center or other electronic trading medium that we may make available from time to time
(“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity.
A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months.
Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive
Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading
Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our
Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading
Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract

PRO.130822-08

13

owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940
Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select.
Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

PRO.130822-08

14

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a) and 403(b), including Roth 403(b). Contributions to a Roth 403(b)
account must be made by after-tax salary reduction (to the extent allowed by the contract), exchange, or rollover paid to us on your behalf, as permitted by the Tax Code.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Purchasing the Contract

1. The contract holder submits the required forms and application to the Company.

2. We approve the forms and issue a contract to the contract holder.

Participating in the Contract

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).

2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish a separate account for Roth 403(b) contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of
105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

>	Lump-sum payments - A one time payment to your account in the form of a transfer from a previous plan; and/or
>	Installment payments - More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods.
For example, we may require that installment payments meet certain minimums.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment
Options” and “Transfers.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See
“Taxation.”

PRO.130822-08 15

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

(1)	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

(2)	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. We may also set up a separate account to accept Roth 403(b) after-tax salary contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

Who Holds Rights Under the Contract? The contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options. For additional information about the respective rights of the contract holder and participants, see Appendix II.

PRO.130822-08	16

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law)
after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview - Questions:
Contacting the Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any)
deducted during the period you held the contract will not be returned. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

PRO.130822-08	17

FEES

Types of Fees	The following repeats and adds to information provided in the “Fee
Table” section. Please review both this section and the “Fee Table”
There are certain	section for information on fees.
types of fees or
charges which you	Transaction Fees
may incur under the	Redemption Fees
contract:	Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may
> Transaction	deduct the amount of any redemption fees imposed by the underlying
Fees	mutual funds as a result of withdrawals, transfers or other fund
Redemption	transactions you initiate. Redemption fees, if any, are separate and
Fees	distinct from any transaction charges or other charges deducted from
> Fees Deducted	your contract value. For a more complete description of the funds’ fees
from the	and expenses, review each fund’s prospectus.
Subaccounts
Mortality and	Fees Deducted from the Subaccounts
Expense Risk
Charge	Mortality and Expense Risk Charge
Administrative
Expense	Maximum Amount. 1.00% annually of your account value invested in
Charge	the subaccounts during the accumulation phase and 1.25% annually of
> Fund Fees and	your account value invested in the subaccounts during the income phase.
Expenses	When/How. This fee is deducted daily from the subaccounts. We do not
> Premium and	deduct this fee from the Fixed Plus Account.
Other Taxes
Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

> The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.
> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account, which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

> The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the
Company to the same contract holder);

PRO.130822-08	18

>	The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
>	The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
>	The frequency, consistency and method of submitting payments and loan repayments;
>	The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;
>	The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
>	The projected frequency of distributions; and
>	The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts.

When/How. If charged, this fee is deducted daily from the subaccounts. We will not deduct this fee from the Fixed Plus Account. This fee may be assessed during the accumulation phase and the income phase.
If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’
affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the
Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

PRO.130822-08

19

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be sub advised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but sub advised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The
Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the Company or its affiliates may also receive compensation paid out of
  12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the
Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their
  affiliates, such as processing purchase and redemption requests, and mailing fund   prospectuses, periodic reports
  and proxy materials. These additional payments do not increase   directly or indirectly the fees and expenses shown
  in each fund prospectus. These additional   payments may be used by us to finance distribution of the contract.
PRO.130822-08	20

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2007, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1)	Fidelity Investments	10)	Calvert Funds
2)	American Funds	11)	PIMCO Funds
3)	Franklin Templeton Investments	12)	Neuberger Berman, LLC
4)	Lord Abbett Funds	13)	Lazard Funds, Inc.
5)	Oppenheimer Funds	14)	Capital One Mutual Funds
6)	Pioneer Investments	15)	Premier VIT Funds (OpCap Advisors, LLC)
7)	Evergreen Investments	16)	Artisan Funds
8)	Columbia Wanger Asset Management	17)	Loomis Sayles Funds
9)	AIM Investments	18)	RiverSource Investments

Some of the fund families listed above may not have paid any such amounts in 2007. If the revenues received from affiliated funds were included in the table above, payments from Directed Services LLC and other Company affiliates would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits.
These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel;
and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds” (including the ING Solution and ING VP Strategic
Allocation portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See “Contract Distribution.”

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

PRO.130822-08	21

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

>	Account dollars directed to the Fixed Plus Account, including interest earnings to date; less
>	Any deductions from the Fixed Plus Account (e.g. withdrawals); plus
>	The current dollar value of amounts held in the subaccounts, which takes into account investment
>	performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account I subaccount corresponding to that fund.
The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange
(NYSE) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>	The net assets of the fund held by the subaccount as of the current valuation; minus
>	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
>	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);
>	Divided by the total value of the subaccount’s units at the preceding valuation;
>	Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See “Fees.”

The net investment rate may be either positive or negative.

PRO.130822-08	22

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.

Step 1: An investor contributes			$5,000 contribution
$5,000.			Step 1 ||

Step 2:
A.	He directs us to invest $3,000	ING Life Insurance and Annuity Company
in Fund A. His dollars
	purchase 300 accumulation		Step 2 ||
units of Subaccount A
	($3,000 divided by the current	Variable Annuity Account I
	$10 AUV).	Subaccount A	Subaccount B	Etc.
		300	80
B.	He directs us to invest $2,000	accumulation	accumulation
	in Fund B. His dollars	units	units
purchase 80 accumulation
units of Subaccount B ($2,000
divided by the current $25
	AUV).	||	Step 3 ||

Step 3: The separate account then		Fund A	Fund B
purchases shares of the applicable
funds at the current market value
(net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and
Participation.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE will purchase subaccount accumulation units at the
AUV computed after the close of the NYSE on that day. The value of subaccounts may vary day to day.

PRO.130822-08	23

WITHDRAWALS

Deductions for Taxes	Making a Withdrawal. Subject to limitations on withdrawals from the
Fixed Plus Account and other restrictions (see “Withdrawal Restrictions”
Amounts withdrawn	below), the contract holder, or you if permitted by the plan, may withdraw
may be subject to	all or a portion of your account value at any time during the accumulation
redemption fees, tax	phase.
penalties and
withholding. See “Fees	Steps for Making a Withdrawal. The contract holder, or you if permitted
– Redemption Fees”	by the plan, must:
and “Taxation.” To
determine which may	> Select the withdrawal amount.
apply, refer to the	• Full Withdrawal: You will receive, reduced by any required tax
appropriate sections of	and redemption fees, your account value allocated to the
this prospectus, contact	subaccounts, plus the amount available for withdrawal from the
your local	Fixed Plus Account.
representative or call	• Partial Withdrawal (Percentage or Specified Dollar Amount): You
the Company at the	will receive, reduced by any required tax and redemption fees, the
number listed in	amount you specify, subject to the value available in your account.
“Contract Overview -	The amount available from the Fixed Plus Account may be limited.
Questions: Contacting
the Company.”	For a description of limitations on withdrawals from the Fixed Plus
Account, see Appendix I.

> Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
> Properly complete a disbursement form and submit it to the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1)	As of the next valuation date after we receive a request for withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company”; or
(2)	On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

Reinvestment Privilege. The contracts allow a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

PRO.130822-08

24

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

>	Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship, of the following: (1) Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31,
1988 (these amounts are not available for hardship withdrawals). Other withdrawals may be allowed as provided for under the Tax Code or regulations.
>	The contract may require that the contract holder certify that you are eligible for the distribution.
>	Effective January 1, 2009, the new 403(b) regulations impose restrictions on the distribution of
403(b) employer contributions under certain contracts. See “Taxation of Qualified Contracts –
Distributions – 403(b) Plans.”

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available under contracts issued as Roth 403(b) annuities or from Roth 403(b) accounts. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview - Questions: Contacting the
Company.” Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied on loan amounts. The difference between the rate applied and the rate credited on the loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread).
We reserve the right to apply a loan interest rate spread of up to 3.0% .

PRO.130822-08	25

SYSTEMATIC DISTRIBUTION OPTIONS

Features of a	Availability of Systematic Distribution Options. These options may be
Systematic	exercised at any time during the accumulation phase of the contract. To
Distribution Option	exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what
If available under your	systematic distribution options are available, check with the contract holder
plan, a systematic	or the Company. The Company reserves the right to discontinue the
distribution option	availability of one or all of the systematic distribution options at any time,
allows you to receive	and/or to change the terms for future elections.
regular payments from
your account without	Systematic distribution options currently available under the contract include
moving into the	the following:
income phase. By
remaining in the
accumulation phase,	> Systematic Withdrawal Option (SWO). SWO is a series of partial
you retain certain	withdrawals from your account based on a payment method you select.
rights and investment	It is designed for those who want a periodic income while retaining
flexibility not available	accumulation phase investment flexibility for amounts accumulated
during	under the account. (This option may not be available if you have an
the income phase.	outstanding loan.)
Because the account
remains in the	> Estate Conservation Option (ECO). Also allows you to maintain the
accumulation phase,	account in the accumulation phase and provides periodic payments
all accumulation phase	designed to meet the Tax Code’s minimum distribution requirement.
charges continue to	Under ECO, the Company calculates the minimum distribution amount
apply.	required by law at age 70½ (for certain plans, 70½ or retirement, if later)
and pays you that amount once a year.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting us at the address listed in “Contract
Overview - Questions: Contacting the Company.”

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option.
For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option, you may revoke it at any time through a written request to the address listed in “Contract Overview - Questions:
Contacting the Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “Taxation.”

PRO.130822-08	26

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is	During the Income
payable to the beneficiary named under the contract (contract beneficiary).	Phase
The contract holder must be named as the contract beneficiary, but may
direct that we make any payments to the beneficiary you name under the	This section provides
plan (plan beneficiary).	information about the
accumulation phase. For
During the Accumulation Phase	death benefit information
applicable to the income
Payment Process	phase, see “The Income
1. Following your death, the contract beneficiary (on behalf of the plan	Phase.”
beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in
“Contract Overview - Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

>	Lump-sum payment;
>	Payment under an available income phase payment option (see “Income Phase - Payment Options”);
and
>	Payment under an available systematic distribution option (subject to certain limitations).

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

The account value may also remain invested in the contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Death Benefit Calculation. The death benefit will be based on your account value. The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in the Fixed Plus Account, calculated from date of death at a rate specified by state law.

The contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. The guaranteed death benefit is the greater of:

(a)	Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview - Questions: Contacting the Company”; or
(b)	The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

PRO.130822-08	27

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Taxation” for additional information.

THE INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

>	Start date;
>	Income phase payment option (see the income phase payment options table in this section);
>	Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
>	Choice of fixed or variable income phase payments;
>	Selection of an assumed net investment rate (only if variable income phase payments are elected);
and
>	Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the
Company’s general account. Fixed payments will remain the same over time.

Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. Some contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Income Phase Payments from Fixed Plus Account Values. If a nonlifetime income phase payment option is selected, payment of amounts held in the Fixed Plus Account during the accumulation phase may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

PRO.130822-08	28

For more information about selecting an assumed net investment rate, request a copy of the Statement of
Additional Information by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted

  When you select an income payment phase option (one of the options listed in the tables on the following page,
  a mortality and expense risk charge consisting of a daily deduction of 1.25%   on an annual basis, will be deducted
  from amounts held in the subaccounts. This charge   compensates us for mortality and expense risks we assume
  under variable income phase payout   options and is applicable to all variable income phase payout options, including
  variable   nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to
  cover expenses. Although we expect to make a profit from this fee, we do not always do   so. For variable options under
  which we do not assume a mortality risk, we may make a larger   profit than under other options.
  We may also deduct a daily administrative charge from amounts held in the subaccounts. We are not currently deducting
  this charge, but reserve the right to do so in the future. The maximum   amount is 0.25% on an annual basis of your account
  value invested in the subaccount. If we are   imposing this fee under the contract issued in connection with your plan when
  you enter the income   phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview - Questions:
Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “Taxation.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated. Beneficiary: The person designated to receive the death benefit payable under the contract.

PRO.130822-08	29

Lifetime Income Phase Payment Options
Length of Payments: For as long as the annuitant lives. It is possible that only one payment will
Life Income	be made should the annuitant die prior to the second payment’s due date.

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Life Income-	choice of 5 to 30 years, or as otherwise specified in the contract.
Guaranteed	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the
Payments*	guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
Life Income-	(a) When you select this option you choose for 100%, 66 2/3% or 50% of the payment to
Two Lives	continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50%
of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.

Life Income-	Length of Payments: For as long as either annuitant lives, with payments guaranteed for your
Two Lives-	choice of 5 to 30 years, or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments*	first death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-	Length of Payments: For as long as the annuitant lives.
Cash Refund	Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a
Option (fixed	lump-sum payment equal to the amount originally applied to the payment option (less any
payment only)	premium tax) and less the total amount of fixed income phase payments paid.

Life Income-	Length of Payments: For as long as either annuitant lives.
Two Lives-	Continuing Payment: 100% of the payment to continue after the first death.
Cash Refund	Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum
Option (fixed	payment equal to the amount applied to the income phase payment option (less any premium
payment only)	tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options
Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. For amounts held in the Fixed Plus Account during the
Nonlifetime-	accumulation phase, the income phase payment must be on a fixed basis. In certain cases a
Guaranteed	lump-sum payment may be requested at any time (see below).
Payments*	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions: Contacting the
Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.
PRO.130822-08	30

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry
Regulatory Authority (“FINRA”) and the Securities Investor Protection Corporation (“SIPC”). ING
Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-
4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial
Advisers, LLC or other broker-dealers that have entered into a selling arrangement with ING Financial
Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the
Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.	ING Funds Distributor, LLC
Directed Services LLC	ING Investment Management Services LLC
Financial Network Investment Corporation	ING Private Wealth Management LLC
Guaranty Brokerage Services, Inc.	Multi-Financial Securities Corporation
ING America Equities, Inc.	PrimeVest Financial Services, Inc.
ING DIRECT Securities, Inc.	ShareBuilder Securities Corporation
ING Financial Markets LLC	Systematized Benefits Administrators, Inc.
ING Financial Partners, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 2% to 5%. After the first year of the participant account, renewal commissions up to 0.50% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 2% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset based commission ranging up to 0.25% .

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 5% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited to ING
Financial Advisers, LLC and other distributors affiliated with the Company.

PRO.130822-08	31

We may also enter into special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers,
LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received,
  the aggregate commissions paid and/or the aggregate assets held in relation to certain types   of designated
  insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending
  to registered representatives). These loans may have advantageous terms, such as reduction   or elimination
  of the interest charged on the loan and/or forgiveness of the principal amount of the   loan, which may be
  conditioned on sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to
  provide information and training about our products. We also hold training programs   from time to time at our
  own expense;
  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their
  registered representatives who sell our products. We do not hold contests based solely on sales   of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned
  commissions, representative recruiting or other activities that promote the sale of contracts;   and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include,
  but is not limited to, cash incentives, merchandise, trips, occasional entertainment,   meals and tickets to sporting
  events, client appreciation events, business and educational   enhancement items, payment for travel expenses
  (including meals and lodging) to pre-approved   training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

PRO.130822-08	32

The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate from us in connection with the sale of registered variable annuity contracts issued by the
Company, ranked by total dollars received.

1)	Symetra Investment Services, Inc.	14)	Cadaret, Grant & Co., Inc.
2)	AIG Financial Advisors Inc.	15)	Wachovia Securities, LLC
3)	Financial Network Investment Corporation	16)	First Heartland® Capital, Inc.
4)	Linsco/Private Ledger Corp.	17)	Northwestern Mutual Investment Services, LLC
5)	Lincoln Investment Planning, Inc.	18)	A.G. Edwards & Sons, Inc.
6)	Walnut Street Securities, Inc.®	19)	Financial Telesis Inc./JHW Financial & Insurance
7)	Valor Insurance Agency, Inc.		Services
8)	NFP Securities, Inc.	20)	Tower Square Securities, Inc.
9)	ING Financial Partners, Inc.	21)	Mutual Service Corporation
10)	National Planning Corporation	22)	Morgan Keegan and Company, Inc.
11)	Multi-Financial Securities Corporation	23)	Ameritas Investment Corp.
12)	Jefferson Pilot Securities Corporation	24)	Lincoln Financial Advisors Corp.
13)	Securities America, Inc.	25)	Waterstone Financial Group

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements

  The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
  The Company may make payments to associations and organizations, including labor organizations, which
  endorse or otherwise recommend the contracts to their membership. If an   endorsement is a factor in your
  contract purchasing decision, more information on the payment   arrangement, if any, is available upon your request.
  At the direction of the contract holder, we may make payments to the contract holder, its representatives or
  third party service providers intended to defray or cover the costs of plan or   program related administration.
PRO.130822-08	33

TAXATION

In this Section	I. Introduction

I. Introduction	This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading
II. Taxation of	it:
Qualified Contracts
> Your tax position (or the tax position of the designated beneficiary, as
III. Possible Changes	applicable) determines federal taxation of amounts held or paid out
in Taxation	under the contracts;

IV. Taxation of the	> Tax laws change. It is possible that a change in the future could affect
Company	contracts issued in the past;
When consulting a tax
adviser, be certain that	> This section addresses federal income tax rules and does not discuss
he or she has expertise	federal estate and gift tax implications, state and local taxes or any other
in the Tax Code	tax provisions; and
sections applicable to
your tax concerns.	> We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-
qualified retirement arrangements. For more comprehensive information contact the Internal Revenue Service (IRS).

Qualified Contracts

The contracts are available for purchase on a tax-qualified basis (qualified contracts).

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 401(a) and 403(b).

II. Taxation of Qualified Contracts

General
The contracts are primarily designed for use with Tax Code section 401(a) and 403(b) plans, including
Roth 403(b) plans. (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself.
The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

PRO.130822-08	34

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan, including 401(a), 403(b), and Roth 403(b)
plans, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) and Roth 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b) tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax
Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

The contracts may also be available as a Roth 403(b), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In July 2007, the Treasury Department issued final regulations that are generally effective January 1,
2009. These final regulations may be relied upon prior to that date as long as reliance is on a reasonable and consistent basis. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The final regulations include: (a) a written plan requirement;
(b) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (c) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007 and requiring information sharing between the 403(b) plan sponsor and/or its delegate and the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the
403(b) plan sponsor can elect not to permit exchanges or transfers); and (d) new distribution rules for
403(b)(1) annuities that would impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

PRO.130822-08	35

In addition to being offered as an investment option under the contract, shares of the following funds:

Artisan International Fund	New Perspective Fund®
Capital One Mid Cap Equity Fund	Oppenheimer Developing Markets Fund
Columbia Mid Cap Value Fund	RiverSource Diversified Equity Income Fund
EuroPacific Growth Fund®	SMALLCAP World Fund®
Evergreen Special Values Fund	Templeton Global Bond Fund
Fundamental InvestorsSM	The Bond Fund of AmericaSM
Lazard Mid Cap Portfolio	The Growth Fund of America®
Loomis Sayles Small Cap Value Fund	Washington Mutual Investors FundSM
Neuberger Berman Socially Responsive Fund®

are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-
44, the IRS concluded that it will treat a contract as an annuity for tax purposes under Tax Code section
403(b), notwithstanding that contract premiums are invested at the contract holder’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contracts satisfy the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities.
However, the exact nature of the requirements of Revenue Procedure 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax
Code section 403(b). You should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public through one of these contracts.

Section 401(a) Plans. Section 401(a) of the Tax Code permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

401(a), 403(b), and Roth 403(b) Plans. Total annual contributions (including pre-tax and Roth
403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $46,000 (as indexed for 2008). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) or Roth 403(b)
plan to generally no more than $15,500. Contribution limits are subject to annual adjustments for cost-
of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

PRO.130822-08	36

With the exception of Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income. Roth 403(b) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, a participant in a
403(b) or Roth 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)	$5,000; or

(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a) and 403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

>	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
>	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
>	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy
  of the participant or the joint life expectancy of the participant and his designated   beneficiary or for a specified
  period of 10 years or more;
  A required minimum distribution under Tax Code section 401(a)(9);
  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a) or 403(b) plan unless certain exceptions, including one or more of the following, have occurred:

(a)	You have attained age 59½;

(b)	You have become disabled, as defined in the Tax Code;

(c)	You have died and the distribution is to your beneficiary;

(d)	You have separated from service with the sponsor at or after age 55;

(e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;

(f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

PRO.130822-08	37

(g)	The distribution is made due to an IRS levy upon your plan;

(h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or

(i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the
Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your retirement, death, disability, severance from employment, attainment of normal retirement age, attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006, or termination of the plan, in some instances. Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions are restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or regulations. (See “Withdrawals – Withdrawal
Restrictions.”) Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after the date, the new 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated
age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section
403(b)(7)(A)(ii).

Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 403(b) account only if you have:

(a)	Attained age 59½;

(b)	Experienced a severance from employment;

(c)	Become disabled as defined in the Tax Code;

(d)	Died;

(e)	Experienced financial hardship as defined by the Tax Code; or

(f)	Met other circumstances as allowed by federal law, regulations or rulings.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

A partial or full withdrawal of purchase payments made by salary reduction to a Roth 403(b) account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 403(b) account is one that meets the following requirements.

PRO.130822-08	38

1.	The withdrawal occurs after the 5-year taxable period measured from the earlier of:

	(a)	the first taxable year you made a designated Roth 403(b) contribution to any designated Roth 403(b) account established for you under the same applicable retirement plan as defined in Tax Code section 402A; or

	(b)	if a rollover contribution was made from a designated Roth 403(b) account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth 403(b) contribution to such previously established account; and

2.	The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity
Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans, including 401(a) and 403(b) plans. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Section 401(a), 403(b), and Roth 403(b) Plans)
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

>	Start date for distributions;
>	The time period in which all amounts in your contract(s) must be distributed; and
>	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

>	Under 401(a) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
>	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31,
1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the
December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

>	Over your life or the joint lives of you and your designated beneficiary; or
>	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

PRO.130822-08	39

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 401(a), 403(b), and Roth 403(b) Plans)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed to the designated beneficiary by December 31, 2013. However, if distributions begin by
December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

>	Over the life of the designated beneficiary; or
>	Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

>	December 31 of the calendar year following the calendar year of your death; or
>	December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 403(b) and Roth 403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Assignment and Other Transfers.

Section 401(a), 403(b) and Roth 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

>	A plan participant as a means to provide benefit payments;
>	An alternate payee under a qualified domestic relations order in accordance with Tax Code section
>	414(p); or
>	The Company as collateral for a loan.

PRO.130822-08	40

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). The Pension Protection
Act of 2006 made permanent pension provisions under the Economic Growth and Tax Relief
Reconciliation Act of 2001. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account I is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the
Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

>	Standardized average annual total returns; and
>	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges and administrative expense charges (if any)).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund’s inception date and/or the date the fund was added to the separate account.

PRO.130822-08	41

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), Roth 403(b) or 401(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions.
Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

>	During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
>	During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law. We will notify you in writing of any changes.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the Roth 403(b) account) as a designated Roth 403(b) annuity contract (or Roth 403(b)
account) under the Tax Code, regulations, IRS Rulings and requirements.

We may change the tables for determining the amount of income phase payments attributable only to contributions accepted after the effective date of the change, without contract holder consent. Such a change will not become effective earlier than twelve months after (1) the effective date of the contract, or
(2) the effective date of a previous change. We will notify the contract holder in writing at least 30 days before the effective date of the change. We may not make contract changes which adversely affect the annuity benefits attributable to contributions already made to the contract.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the
Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

PRO.130822-08	42

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers,
LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a)	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
(b)	When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or
(c)	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in “Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure.
Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

PRO.130822-08	43

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

Page
General Information and History	2
Variable Annuity Account I	2
Offering and Purchase of Contracts	4
Income Phase Payments	4
Sales Material and Advertising	5
Independent Registered Public Accounting Firm	6
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

You may request an SAI by calling us at the number listed in “Contract Overview - Questions:
Contacting the Company.”

PRO.130822-08	44

APPENDIX I
FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account.
You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the
Company. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by
us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to
20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the
Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and the Fixed Plus Account in which the account was invested.

PRO.130822-08	45

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

>	One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any Fixed Plus Account withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;
>	One-fourth of the remaining Fixed Plus Account value 12 months later;
>	One-third of the remaining Fixed Plus Account value 12 months later;
>	One-half of the remaining Fixed Plus Account value 12 months later; and
>	The balance of the Fixed Plus Account value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a)	Due to your death during the accumulation phase; or
(b)	Due to the election of an income phase payment option; or
(c)	When the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.

Additionally, we will waive the five-payment full withdrawal provision due to one or more of the following:

1.	Due to financial hardship as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:

	>	The hardship is certified by the employer;
	>	The amount is paid directly to you; and
	>	The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2.	Due to your separation from service with the employer, provided that all the following apply:

	>	The withdrawal is due to your separation from service with your employer. Although the Tax
Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;
	>	The employer certifies that you have separated from service;
	>	The amount withdrawn is paid directly to you; and
	>	The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

PRO.130822-08	46

3.	If we terminate your account based on our right to do so for accounts below $3,500.
4.	Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview
- Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus
Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the
Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund lifetime variable payments during the income phase. The contracts do not permit Fixed Plus
Account values to fund nonlifetime income options with variable payments. Availability of subaccounts may vary during the income phase.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed
Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

PRO.130822-08	47

APPENDIX II
PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT
UNDER AN ANNUITY CONTRACT

The employer has adopted a plan under Internal Revenue Code Sections 403(b)(including Roth 403(b))
or 401(a) (“Plan”) and has purchased an ING Life Insurance and Annuity Company (“Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer
Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the
Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

>	The participant owns the value of his/her Employee Account subject to the restrictions of Sections
403(b) (including Roth 403(b)), or 401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(a), the participant has ownership in the value of his/her Employer Account.
>	The Company will process transactions only with the employer’s written direction to the Company.
The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company.
>	The employer may permit the participant to make investment selections under the Employee
Account and/or the Employer Account directly with the Company under the terms of the Contract.
Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract.
>	On behalf of the participant, the employer may request a loan in accordance with the terms of the
Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the
Company in a timely manner.
>	In the event of the participant’s death, the employer is the named Beneficiary under the terms of the
Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

PRO.130822-08	48

APPENDIX III
DESCRIPTION OF UNDERLYING FUNDS

List of Fund Name Changes

Current Fund Name	Former Fund Name
ING BlackRock Global Science and Technology	ING VP Global Science and Technology Portfolio
Portfolio
ING Davis New York Venture Portfolio	ING Davis Venture Value Portfolio
ING Opportunistic Large Cap Growth Portfolio	ING VP Growth Portfolio
ING Opportunistic Large Cap Value Portfolio	ING VP Value Opportunity Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the
Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview
- Questions,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
AIM Variable Insurance Funds -	Invesco Aim	Seeks growth of capital.
AIM V.I. Capital	Advisors, Inc.
Appreciation Fund
Subadviser:
Advisory entities
affiliated with Invesco
Aim Advisors, Inc.
AIM Variable Insurance Funds -	Invesco Aim	Seeks growth of capital.
AIM V.I. Core Equity Fund	Advisors, Inc.
Subadviser:
Advisory entities
affiliated with Invesco
Aim Advisors, Inc.
Artisan Funds, Inc - Artisan	Artisan Partners	Seeks maximum long-term capital
International Fund	Limited Partnership	growth.

PRO.130822-08	49

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Calvert Variable Series, Inc. –	Calvert Asset	A non-diversified Portfolio that seeks to
Calvert Social Balanced	Management	achieve a competitive total return through
Portfolio	Company, Inc.	an actively managed portfolio of stocks,
bonds and money market instruments
	Subadvisers: (equity	which offer income and capital growth
	portion of Portfolio):	opportunity and which satisfy the
	New Amsterdam	investment and social criteria.
Partners LLC and
SSgA Funds
Management, Inc.
Calvert Asset
Management
Company, Inc.
manages fixed-
income portion of
Portfolio and handles
allocation of assets
and Portfolio
Managers for the
Portfolio.
Capital One Mid Cap Equity	Capital One Asset	Seeks total return.
Fund	Management
Columbia Funds Series Trust –	Columbia	Seeks long-term capital appreciation.
Columbia Mid Cap Value	Management
Fund	Advisors, LLC
EuroPacific Growth Fund®	Capital Research and	Seeks to provide long-term growth of
	Management	capital by investing in companies based
	Company	outside the United States.
Evergreen Equity Trust -	Evergreen Investment	Seeks to produce growth of capital.
Evergreen Special Values	Management
Fund	Company, LLC
Fidelity® Variable Insurance	Fidelity Management	Seeks long-term capital appreciation.
Products – Fidelity® VIP	& Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.;
Fidelity Research &
Analysis Company;
Fidelity Management
& Research (U.K.)
Inc.; Fidelity
International
Investment Advisors,
Fidelity International
Investment Advisors
(U.K.) Limited;
Fidelity Investments
Japan Limited

PRO.130822-08	50

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management	Seeks reasonable income. Also considers
Products – Fidelity® VIP	& Research Company	the potential for capital appreciation.
Equity-Income Portfolio		Seeks to achieve a yield which exceeds
	Subadvisers: FMR	the composite yield on the securities
	Co., Inc.; Fidelity	comprising the Standard & Poor’s 500SM
	Research & Analysis	Index (S&P 500® ).
Company; Fidelity
Management &
Research (U.K), Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited;
Fidelity Investments
Japan Limited
Fidelity® Variable Insurance	Fidelity Management	Seeks to achieve capital appreciation.
Products – Fidelity® VIP	& Research Company
Growth Portfolio
Subadvisers:
FMR Co., Inc.;
Fidelity Research &
Analysis Company;
Fidelity Management
& Research (U.K),
Inc.; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited;
Fidelity Investments
Japan Limited
Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return.
Insurance Products Trust –	Services, LLC
Franklin Small Cap Value
Securities Fund
Fundamental Investors, Inc. -	Capital Research and	Seeks to achieve long-term growth of
Fundamental InvestorsSM	Management	capital and income.
Company
ING Investors Trust – ING	Directed Services	Seeks long-term growth of capital.
AllianceBernstein Mid Cap	LLC
Growth Portfolio
Subadviser:
AllianceBernstein,
L.P.

PRO.130822-08	51

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. – ING	Directed Services	Seeks long-term capital growth; income is
American Century Large	LLC	a secondary objective.
Company Value Portfolio
Subadviser:
American Century
Investment
Management, Inc.
(American Century)

ING Partners, Inc. – ING	Directed Services	Seeks long-term capital growth; income is
American Century Small-Mid	LLC	a secondary objective.
Cap Value Portfolio
Subadviser:
American Century
Investment
Management, Inc.
(American Century)

ING Partners, Inc. – ING Baron	Directed Services	Seeks capital appreciation.
Asset Portfolio	LLC

Subadviser:
BAMCO, Inc.
(BAMCO)

ING Partners, Inc. – ING Baron	Directed Services	Seeks capital appreciation.
Small Cap Growth Portfolio	LLC

Subadviser:
BAMCO, Inc.
(BAMCO)

ING Variable Portfolios, Inc. –	ING Investments,	Seeks long-term capital appreciation.
ING BlackRock Global	LLC
Science and Technology
Portfolio	Subadviser:
BlackRock Advisors,
LLC

ING Investors Trust – ING	Directed Services	Seeks long-term growth of capital.
BlackRock Large Cap Growth	LLC
Portfolio
Subadviser:
BlackRock
Investment
Management, LLC

ING Partners, Inc. – ING	Directed Services	Seeks long-term growth of capital.
Columbia Small Cap Value II	LLC
Portfolio
Subadviser:
Columbia
Management
Advisors, LLC
(CMA)

PRO.130822-08

52

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Davis	Directed Services	A non-diversified portfolio that seeks
New York Venture Portfolio	LLC	long-term growth of capital.
Subadviser: Davis
Selected Advisers,
L.P. (Davis)
ING Investors Trust – ING	Directed Services	A non-diversified portfolio that seeks
Evergreen Health Sciences	LLC	long-term capital growth.
Portfolio
Subadviser:
Evergreen Investment
Management
Company, LLC
ING Investors Trust – ING	Directed Services	Seeks long-term growth of capital.
FMRSM Diversified Mid Cap	LLC
Portfolio*
Subadviser: Fidelity
*FMRSM is a service mark of Fidelity	Management &
Management & Research Company	Research Co.
ING Variable Portfolios, Inc. –	ING Investments,	Seeks investment (before fees and
ING International Index	LLC	expenses) results that correspond to the
Portfolio		total return of a widely accepted
	Subadviser: ING	International Index.
Investment
Management Co.
ING Investors Trust - ING	Directed Services	A non-diversified portfolio that seeks
Janus Contrarian Portfolio	LLC	capital appreciation.
Subadviser: Janus
Capital Management,
LLC
ING Investors Trust – ING	Directed Services	Seeks capital appreciation.
JPMorgan Emerging Markets	LLC
Equity Portfolio
Subadviser: J.P.
Morgan Investment
Management Inc.
ING Partners, Inc. – ING	Directed Services	Seeks growth from capital appreciation.
JPMorgan Mid Cap Value	LLC
Portfolio
Subadviser: J.P.
Morgan Investment
Management Inc.
(JPMIM)
ING Investors Trust – ING	Directed Services	Seeks capital growth over the long term.
JPMorgan Small Cap Core	LLC
Equity Portfolio
Subadviser: J.P.
Morgan Investment
Management Inc.

PRO.130822-08	53

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING	Directed Services	Seeks long-term growth of capital.
Julius Baer Foreign Portfolio	LLC
Subadviser: Julius
Baer Investment
Management, LLC
ING Partners Inc. – ING Legg	Directed Services	Seeks long-term growth of capital.
Mason Partners Aggressive	LLC
Growth Portfolio
Subadviser:
ClearBridge Advisors,
LLC (ClearBridge)
ING Investors Trust – ING Legg	Directed Services	A non-diversified portfolio that seeks
Mason Value Portfolio	LLC	long-term growth of capital.
Subadviser: Legg
Mason Capital
Management, Inc.
ING Variable Portfolios, Inc. -	ING Investments,	Seeks investment results (before fees and
ING Lehman Brothers U.S.	LLC	expenses) that correspond to the total
Aggregate Bond Index®		return of the Lehman Brothers U.S.
Portfolio	Subadviser: Lehman	Aggregate Bond Index® .
Brothers Asset
Management LLC
ING Investors Trust – ING Lord	Directed Services	Seeks long-term growth of capital and
Abbett Affiliated Portfolio	LLC	secondarily, current income.
Subadviser: Lord
Abbett & Co. LLC
ING Investors Trust – ING	Directed Services	Seeks capital appreciation.
Marsico Growth Portfolio	LLC
Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust – ING	Directed Services	Seeks long-term growth of capital.
Marsico International	LLC
Opportunities Portfolio
Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust – ING MFS	Directed Services LLC	Seeks total return.
Utilities Portfolio
Subadviser:
Massachusetts
Financial Services
Company

PRO.130822-08	54

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital growth.
Neuberger Berman Partners
Portfolio	Subadviser:
Neuberger Berman
Management Inc.
(Neuberger Berman)
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital growth, and secondarily,
OpCap Balanced Value		investment income.
Portfolio	Subadviser:
Oppenheimer Capital
LLC (OpCap)
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds,
Inc. (Oppenheimer)
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital and
Oppenheimer Main Street		future income.
Portfolio®	Subadviser:
OppenheimerFunds,
Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income
Oppenheimer Strategic		principally derived from interest on debt
Income Portfolio	Subadviser:	securities.
OppenheimerFunds,
Inc. (Oppenheimer)
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks growth of capital through
ING Opportunistic Large Cap		investment in a diversified portfolio
Growth Portfolio	Subadviser: ING	consisting primarily of common stocks
	Investment	and securities convertible into common
	Management Co.	stocks believed to offer growth potential.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks growth of capital primarily
ING Opportunistic Large Cap		through investment in a diversified
Value Portfolio	Subadviser: ING	portfolio of common stocks.
Investment
Management Co.
ING Investors Trust – ING	Directed Services LLC	Seeks maximum total return, consistent
PIMCO High Yield Portfolio		with preservation of capital and prudent
	Subadviser: Pacific	investment management.
Investment
Management Company
LLC
ING Partners, Inc. – ING	Directed Services LLC	Seeks maximum total return, consistent
PIMCO Total Return		with capital preservation and prudent
Portfolio	Subadviser: Pacific	investment management.
Investment
Management Company
LLC (PIMCO)

PRO.130822-08	55

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust - ING	Directed Services	Seeks current income and long-term
Pioneer Equity Income	LLC	growth of capital from a portfolio
Portfolio		consisting primarily of equity securities of
	Subadviser: Pioneer	U.S. corporations that are expected to
	Investment	produce income.
Management, Inc.
ING Investors Trust – ING	Directed Services	Seeks reasonable income and capital
Pioneer Fund Portfolio	LLC	growth.
Subadviser: Pioneer
Investment
Management, Inc.
ING Partners, Inc. – ING	Directed Services	Seeks to maximize total return through
Pioneer High Yield Portfolio	LLC	income and capital appreciation.
Subadviser: Pioneer
Investment
Management, Inc.
ING Investors Trust – ING	Directed Services	Seeks capital appreciation.
Pioneer Mid Cap Value	LLC
Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
(Pioneer)
ING Variable Portfolios, Inc. –	ING Investments,	Seeks investment results (before fees and
ING RussellTM Large Cap	LLC	expenses) that correspond to the total
Index Portfolio		return of the Russell Top 200® Index.
Subadviser: ING
Investment
Management Co.
ING Variable Portfolios, Inc. –	ING Investments,	Seeks investment results (before fees and
ING RussellTM Mid Cap Index	LLC	expenses) that correspond to the total
Portfolio		return of the Russell Midcap® Index.
Subadviser: ING
Investment
Management Co.
ING Variable Portfolios, Inc. –	ING Investments,	Seeks investment results (before fees and
ING RussellTM Small Cap	LLC	expenses) that correspond to the total
Index Portfolio		return of the Russell 2000® Index.
Subadviser: ING
Investment
Management Co.
ING Partners, Inc. – ING	Directed Services	Seeks to provide a combination of total
Solution Growth and Income	LLC	return and stability of principal through a
Portfolio		diversified asset allocation strategy.
Subadviser: ING
Investment
Management Co.

PRO.130822-08	56

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING	Directed Services	Seeks to provide capital growth through a
Solution Growth Portfolio	LLC	diversified asset allocation strategy.
Subadviser: ING
Investment
Management Co.
ING Partners, Inc. – ING	Directed Services	Seeks to provide a combination of total
Solution Income Portfolio	LLC	return and stability of principal consistent
with an asset allocation targeted to
	Subadviser: ING	retirement.
Investment
Management Co.
ING Partners, Inc. – ING	Directed Services	Until the day prior to its Target Date, the
Solution 2015 Portfolio	LLC	Portfolio will seek to provide total return
consistent with an asset allocation targeted
	Subadviser: ING	at retirement in approximately 2015. On
	Investment	the Target Date, the investment objective
	Management Co.	will be to seek to provide a combination of
total return and stability of principal
consistent with an asset allocation targeted
to retirement.
ING Partners, Inc. – ING	Directed Services	Until the day prior to its Target Date, the
Solution 2025 Portfolio	LLC	Portfolio will seek to provide total return
consistent with an asset allocation targeted
	Subadviser: ING	at retirement in approximately 2025. On
	Investment	the Target Date, the investment objective
	Management Co.	will be to seek to provide a combination of
total return and stability of principal
consistent with an asset allocation targeted
to retirement.
ING Partners, Inc. – ING	Directed Services	Until the day prior to its Target Date, the
Solution 2035 Portfolio	LLC	Portfolio will seek to provide total return
consistent with an asset allocation targeted
	Subadviser: ING	at retirement in approximately 2035. On
	Investment	the Target Date, the investment objective
	Management Co.	will be to seek to provide a combination of
total return and stability of principal
consistent with an asset allocation targeted
to retirement.
ING Partners, Inc. – ING	Directed Services	Until the day prior to its Target Date, the
Solution 2045 Portfolio	LLC	Portfolio will seek to provide total return
consistent with an asset allocation targeted
	Subadviser: ING	at retirement in approximately 2045. On
	Investment	the Target Date, the investment objective
	Management Co.	will be to seek to provide a combination of
total return and stability of principal
consistent with an asset allocation targeted
to retirement.

PRO.130822-08	57

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING	Directed Services	Seeks total return.
Stock Index Portfolio	LLC
Subadviser: ING
Investment
Management Co.
ING Investors Trust – ING T.	Directed Services	Seeks, over the long-term, a high total
Rowe Price Capital	LLC	investment return, consistent with the
Appreciation Portfolio		preservation of capital and prudent
	Subadviser: T. Rowe	investment risk.
Price Associates, Inc.
ING Partners, Inc. – ING T.	Directed Services	Seeks long-term capital appreciation.
Rowe Price Diversified Mid	LLC
Cap Growth Portfolio
Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Partners, Inc. – ING T.	Directed Services	Seeks long-term capital growth, and
Rowe Price Growth Equity	LLC	secondarily, increasing dividend income.
Portfolio
Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Partners, Inc. – ING	Directed Services	Seeks long-term capital growth.
Templeton Foreign Equity	LLC
Portfolio
Subadviser:
Templeton
Investment Counsel,
LLC (Templeton)
ING Investors Trust – ING	Directed Services	Seeks capital appreciation. Current
Templeton Global Growth	LLC	income is only an incidental consideration
Portfolio
Subadviser:
Templeton Global
Advisors Limited
ING Partners, Inc. – ING	Directed Services	Seeks capital appreciation.
Thornburg Value Portfolio	LLC
Subadviser:
Thornburg Investment
Management
(Thornburg)
ING Partners, Inc. – ING UBS	Directed Services	Seeks long-term growth of capital and
U.S. Large Cap Equity	LLC	future income.
Portfolio
Subadviser: UBS
Global Asset
Management
(Americas) Inc. (UBS
Global AM)

PRO.130822-08	58

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING Van	Directed Services	Seeks long term capital appreciation.
Kampen Capital Growth	LLC
Portfolio
Subadviser: Van
Kampen
ING Partners, Inc. – ING Van	Directed Services	Seeks capital growth and income.
Kampen Comstock Portfolio	LLC
Subadviser: Van
Kampen
ING Partners, Inc. – ING Van		Seeks total return, consisting of long-term
Kampen Equity and Income	Directed Services	capital appreciation and current income.
Portfolio	LLC
Subadviser: Van
Kampen
ING Investors Trust – ING Van	Directed Services	Seeks long-term growth of capital and
Kampen Growth and Income	LLC	income.
Portfolio
Subadviser: Van
Kampen
ING Investors Trust – ING Van	Directed Services	A non-diversified portfolio that seeks
Kampen Real Estate Portfolio	LLC	capital appreciation and secondarily seeks
current income.
Subadviser: Van
Kampen
ING VP Balanced Portfolio, Inc.	ING Investments,	Seeks to maximize investment return,
	LLC	consistent with reasonable safety of
principal, by investing in a diversified
	Subadviser: ING	portfolio of one or more of the following
	Investment	asset classes: stocks, bonds and cash
	Management Co.	equivalents, based on the judgment of the
Portfolio’s management, of which of those
sectors or mix thereof offers the best
investment prospects.
ING Variable Products Trust –	ING Investments,	Seeks long-term capital appreciation.
ING VP Financial Services	LLC
Portfolio
Subadviser: ING
Investment
Management Co.
ING Variable Funds – ING VP	ING Investments,	Seeks to maximize total return through
Growth and Income Portfolio	LLC	investments in a diversified portfolio of
common stocks and securities convertible
	Subadviser: ING	into common stock.
Investment
Management Co.

   PRO.130822-08                                                  59

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING VP	ING Investments,	Seeks to outperform the total return
Index Plus International	LLC	performance of the Morgan Stanley
Equity Portfolio		Capital International Europe Australasia
	Subadviser: ING	and Far East® Index (“MSCI EAFE®
	Investment	Index”), while maintaining a market level
	Management	of risk.
Advisors, B.V.
ING Variable Portfolios, Inc. –	ING Investments,	Seeks to outperform the total return
ING VP Index Plus LargeCap	LLC	performance of the Standard & Poor’s
Portfolio		500 Composite Stock Price Index (S&P
	Subadviser: ING	500 Index), while maintaining a market
	Investment	level of risk.
Management Co.
ING Variable Portfolios, Inc. –	ING Investments,	Seeks to outperform the total return
ING VP Index Plus MidCap	LLC	performance of the Standard & Poor’s
Portfolio		MidCap 400 Index (S&P MidCap 400
	Subadviser: ING	Index), while maintaining a market level
	Investment	of risk.
Management Co.
ING Variable Portfolios, Inc. –	ING Investments,	Seeks to outperform the total return
ING VP Index Plus SmallCap	LLC	performance of the Standard & Poor’s
Portfolio		SmallCap 600 Index (S&P SmallCap 600
	Subadviser: ING	Index), while maintaining a market level
	Investment	of risk.
Management Co.
ING VP Intermediate Bond	ING Investments,	Seeks to maximize total return consistent
Portfolio	LLC	with reasonable risk, through investment
in a diversified portfolio consisting
	Subadviser: ING	primarily of debt securities.
Investment
Management Co.
ING Variable Products Trust –	ING Investments,	Seeks capital appreciation.
ING VP International Value	LLC
Portfolio
Subadviser: ING
Investment
Management Co.
ING Variable Products Trust –	ING Investments,	Seeks long-term capital appreciation.
ING VP MidCap	LLC
Opportunities Portfolio
Subadviser: ING
Investment
Management Co.
ING VP Money Market	ING Investments,	Seeks to provide high current return,
Portfolio	LLC	consistent with preservation of capital and
liquidity, through investment in high-
	Subadviser: ING	quality money market instruments. There
	Investment	is no guarantee that the ING VP Money
	Management Co.	Market Subaccount will have a positive
or level return.

PRO.130822-08	60

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Products Trust –	ING Investments,	A non-diversified portfolio that seeks total
ING VP Real Estate Portfolio	LLC	return. This objective is not fundamental
and may be changed without a
	Subadviser: ING	shareholder vote.
Clarion Real Estate
Securities L.P.
ING Variable Portfolios, Inc. –	ING Investments,	Seeks growth of capital primarily through
ING VP Small Company	LLC	investment in a diversified portfolio of
Portfolio		common stocks and securities of
	Subadviser: ING	companies with smaller market
	Investment	capitalizations.
Management Co.
ING Variable Products Trust –	ING Investments,	Seeks long-term capital appreciation.
ING VP SmallCap	LLC
Opportunities Portfolio
Subadviser: ING
Investment
Management Co.
ING Strategic Allocation	ING Investments,	Seeks to provide total return consistent
Portfolios, Inc. – ING VP	LLC	with preservation of capital.
Strategic Allocation
Conservative Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation	ING Investments,	Seeks to provide capital appreciation.
Portfolios, Inc. – ING VP	LLC
Strategic Allocation Growth
Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation	ING Investments,	Seeks to provide total return (i.e., income
Portfolios, Inc. – ING VP	LLC	and capital appreciation, both realized and
Strategic Allocation Moderate		unrealized).
Portfolio	Subadviser: ING
Investment
Management Co.
ING Investors Trust – ING	Directed Services	Seeks long-term capital growth.
Wells Fargo Disciplined Value	LLC
Portfolio
Subadviser: Wells
Capital Management,
Inc.
ING Investors Trust – ING	Directed Services	Seeks long-term capital appreciation.
Wells Fargo Small Cap	LLC
Disciplined Portfolio
Subadviser: Wells
Capital Management,
Inc.

PRO.130822-08	61

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Lazard Funds, Inc. – Lazard	Lazard Asset	Seeks long-term capital appreciation.
Mid Cap Portfolio*	Management LLC

*Effective May 1, 2008, Lazard Mid
Cap Portfolio will change its name to
Lazard U.S. Mid Cap Equity
Portfolio.
Loomis Sayles Funds II –	Loomis, Sayles &	Seeks long-term capital growth from
Loomis Sayles Small Cap	Company, L.P.	investment in common stocks or other
Value Fund		equity securities.
Lord Abbett Series Fund, Inc. –	Lord, Abbett & Co.	Seeks capital appreciation through
Mid-Cap Value Portfolio	LLC (Lord Abbett)	investments, primarily in equity
securities, which are believed to be
undervalued in the marketplace.
Neuberger Berman Socially	Neuberger Berman	Seeks long-term growth of capital by
Responsive Fund®	Management Inc.	investing primarily in securities of
companies that meet the fund’s financial
	Subadviser:	criteria and social policy.
Neuberger Berman,
LLC
New Perspective Fund®	Capital Research and	Seeks to provide long-term growth of
	Management Company	capital through investments all over the
world including the United States.
Premier VIT - OpCap Mid Cap	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio	OpCap Advisors, LLC
Subadviser:
Oppenheimer Capital,
LLC
Oppenheimer Developing	OppenheimerFunds,	Aggressively seeks capital appreciation.
Markets Fund	Inc.
Oppenheimer Variable Account	OppenheimerFunds,	Seeks capital appreciation.
Funds – Oppenheimer Main	Inc.
Street Small Cap Fund® /VA
PIMCO Variable Insurance	Pacific Investment	Seeks maximum real return, consistent
Trust – Real Return Portfolio	Management Company	with preservation of real capital and
	LLC (PIMCO)	prudent investment management.
Pioneer Variable Contracts	Pioneer Investment	Seeks long-term growth of capital.
Trust – Pioneer Emerging	Management, Inc.
Markets VCT Portfolio
Pioneer Variable Contracts	Pioneer Investment	Seeks to maximize total return through a
Trust - Pioneer High Yield	Management, Inc.	combination of income and capital
VCT Portfolio		appreciation.
RiverSource Investment Series,	RiverSource	Seeks to provide shareholders with a high
Inc. – RiverSource Diversified	Investments, Inc.	level of current income and, as a
Equity Income Fund		secondary objective, steady growth of
capital.
SMALLCAP World Fund, Inc.	Capital Research and	Seeks to provide long-term growth of
– SMALLCAP World Fund®	Management	capital by investing in the stocks of
	Company	smaller companies in the United States
and around the world.
Templeton Income Trust –	Franklin Advisers,	Seeks current income with capital
Templeton Global Bond Fund	Inc.	appreciation and growth of income.

PRO.130822-08	62

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
The Bond Fund of America, Inc.	Capital Research and	Seeks to provide as high a level of current
– The Bond Fund of	Management	income as is consistent with the
AmericaSM	Company	preservation of capital.
The Growth Fund of America®	Capital Research and	Seeks to provide long-term growth of
	Management	capital through a diversified portfolio of
	Company	common stocks.
Wanger Advisors Trust –	Columbia Wanger	Seeks long-term growth of capital.
Wanger International Small	Asset Management,
Cap*	L.P.
*Effective June 1, 2008, Wanger
International Small Cap will change
its name to Wanger International.
Wanger Advisors Trust –	Columbia Wanger	A nondiversified fund that seeks long-
Wanger Select	Asset Management,	term growth of capital.
L.P.
Wanger Advisors Trust –	Columbia Wanger	Seeks long-term growth of capital.
Wanger U.S. Smaller	Asset Management,
Companies*	L.P.
*Effective June 1, 2008, Wanger U.S.
Smaller Companies will change its
name to Wanger USA.
Washington Mutual Investors	Capital Research and	Seeks to provide current income and the
FundSM	Management	opportunity for growth of principal
	Company	consistent with sound common stock
investing.
PRO.130822-08	63

APPENDIX IV CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following table gives (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account I available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2007 the “Value at beginning of period” shown is the value at first date of investment.

(Selected data for accumulation units outstanding throughout each period)

	2007	2006	2005	2004	2003	2002	2001	2000

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2000)
Value at beginning of period	$9.21	$8.75	$8.12	$7.69	$6.00	$8.012	$10.549	$10.549
Value at end of period	$10.22	$9.21	$8.75	$8.12	$7.69	$6.00	$8.012	$10.549
Number of accumulation units outstanding at end of period	0	423	1,269	1,014	1,523	953	443	70
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2000)
Value at beginning of period	$9.80	$8.48	$8.13	$7.54	$6.12	$7.32	$9.582	$10.275
Value at end of period	$10.48	$9.80	$8.48	$8.13	$7.54	$6.12	$7.32	$9.582
Number of accumulation units outstanding at end of period	673,263	646,954	337,443	345,326	334,093	264,677	174,013	148
CALVERT SOCIAL BALANCED PORTFOLIO (CVS)
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.46	$10.64	$10.17	$9.49	$8.03	$9.18
Value at end of period	$11.66	$11.46	$10.64	$10.17	$9.49	$8.03
Number of accumulation units outstanding at end of period	30	30	30	30	30	61
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.58	$15.19
Value at end of period	$19.51	$16.58
Number of accumulation units outstanding at end of period	464,941	241,926
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$14.81	$13.39	$11.57	$10.12	$7.95	$8.863	$9.827
Value at end of period	$17.24	$14.81	$13.39	$11.57	$10.12	$7.95	$8.863
Number of accumulation units outstanding at end of period	228,180	57,522	3,967	4,192	3,463	3,465	463
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2001)
Value at beginning of period	$14.82	$12.45	$11.88	$10.76	$8.34	$10.142	$9.897
Value at end of period	$14.90	$14.82	$12.45	$11.88	$10.76	$8.34	$10.142
Number of accumulation units outstanding at end of period	3,261	3,016	2,796	3,178	2,969	2,692	582
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$8.30	$7.84	$7.49	$7.32	$5.56	$8.039	$9.861	$9.899
Value at end of period	$10.43	$8.30	$7.84	$7.49	$7.32	$5.56	$8.039	$9.861
Number of accumulation units outstanding at end of period	2	935	1,966,369	1,805,324	1,539,832	1,058,748	597,344	21,539

CFI 1

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$17.66	$16.17
Value at end of period	$18.55	$17.66
Number of accumulation units outstanding at end of period	63,515	14,256
ING BLACKROCK GLOBAL SCIENCE AND
TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841	$9.603
Value at end of period	$5.05	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	541,079	492,300	475,983	416,542	321,624	167,312	88,611	3,299
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.17	$10.20
Value at end of period	$12.17	$11.17
Number of accumulation units outstanding at end of period	277	276
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$7.37	$6.75	$6.12	$5.63	$4.12	$6.425	$8.678	$8.678
Value at end of period	$7.18	$7.37	$6.75	$6.12	$5.63	$4.12	$6.425	$8.678
Number of accumulation units outstanding at end of period	2,002	1,455	2,726	2,161	2,518	1,441	542	85
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.64	$11.68	$10.01
Value at end of period	$14.39	$13.64	$11.68
Number of accumulation units outstanding at end of period	1,445,095	1,418,957	1,355,024
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.77	$10.03	$9.85
Value at end of period	$11.59	$10.77	$10.03
Number of accumulation units outstanding at end of period	491,714	373,287	322,826
ING OPPORTUNISTIC LARGE CAP GROWTH
PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$7.54	$7.42	$6.85	$6.45	$5.00	$7.108	$9.844	$11.173
Value at end of period	$8.80	$7.54	$7.42	$6.85	$6.45	$5.00	$7.108	$9.844
Number of accumulation units outstanding at end of period	310,896	363,700	328,328	295,722	263,565	235,002	187,354	16,822
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$12.06	$10.50	$9.91	$9.08	$7.36	$10.046	$11.024
Value at end of period	$12.30	$12.06	$10.50	$9.91	$9.08	$7.36	$10.046
Number of accumulation units outstanding at end of period	4,730	4,730	4,730	6,700	5,002	5,005	3,648

CFI 2

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000

ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.00	$12.08
Value at end of period	$13.55	$13.00
Number of accumulation units outstanding at end of period	1,525,492	1,423,439
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$12.10	$10.78	$10.26	$9.42	$7.27	$9.11
Value at end of period	$13.16	$12.10	$10.78	$10.26	$9.42	$7.27
Number of accumulation units outstanding at end of period	26,577	8,781	5,635	5,632	5,631	5,629
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during December 2000)
Value at beginning of period	$12.47	$11.45	$11.09	$10.24	$8.70	$9.80	$10.334	$10.164
Value at end of period	$13.03	$12.47	$11.45	$11.09	$10.24	$8.70	$9.80	$10.334
Number of accumulation units outstanding at end of period	1,328,886	1,266,957	1,182,664	964,011	751,614	545,332	324,320	2,812
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$9.14	$8.09	$7.55	$7.04	$5.64	$7.593	$9.029
Value at end of period	$9.72	$9.14	$8.09	$7.55	$7.04	$5.64	$7.593
Number of accumulation units outstanding at end of period	4,597	4,598	4,557	4,529	4,757	4,650	4,547
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.71
Value at end of period	$9.56
Number of accumulation units outstanding at end of period	4
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$10.40	$9.17	$8.79	$8.03	$6.43	$8.275	$9.676	$10.952
Value at end of period	$10.82	$10.40	$9.17	$8.79	$8.03	$6.43	$8.275	$9.676
Number of accumulation units outstanding at end of period	0	627	1,711,200	1,475,682	1,245,690	850,722	375,985	12,812
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$19.70	$18.18	$16.52	$14.31	$10.92	$12.542	$12.315
Value at end of period	$20.57	$19.70	$18.18	$16.52	$14.31	$10.92	$12.542
Number of accumulation units outstanding at end of period	643,905	531,906	421,352	5,142	4,399	4,082	3,089
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2001)
Value at beginning of period	$20.09	$17.83	$16.73	$13.85	$10.27	$11.953	$11.542
Value at end of period	$18.65	$20.09	$17.83	$16.73	$13.85	$10.27	$11.953
Number of accumulation units outstanding at end of period	461	319	202	190	2,688	2,690	2,643

CFI 3

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000

ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$14.28	$13.86	$13.57	$13.36
Value at end of period	$14.99	$14.28	$13.86	$13.57
Number of accumulation units outstanding at end of period	141,448	56,892	35,543	16,962
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$16.62	$12.97	$11.97	$10.55
Value at end of period	$18.66	$16.62	$12.97	$11.97
Number of accumulation units outstanding at end of period	4	15,380	53,226	11,178
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$11.62	$11.19	$10.97	$10.96	$10.97	$10.908	$10.756
Value at end of period	$12.09	$11.62	$11.19	$10.97	$10.96	$10.97	$10.908
Number of accumulation units outstanding at end of period	386,918	260,969	178,194	161,923	186,027	265,123	49,508
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.01	$8.08	$8.25
Value at end of period	$9.82	$9.01	$8.08
Number of accumulation units outstanding at end of period	755	408	99
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$18.11	$15.66	$14.35	$12.67	$9.31	$12.246	$11.894	$12.755
Value at end of period	$18.99	$18.11	$15.66	$14.35	$12.67	$9.31	$12.246	$11.894
Number of accumulation units outstanding at end of period	843,761	791,870	710,431	559,666	420,712	239,998	60,753	2,007
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$13.53	$11.66	$11.40	$10.40
Value at end of period	$13.86	$13.53	$11.66	$11.40
Number of accumulation units outstanding at end of period	682,845	541,303	332,013	77,439
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.44
Value at end of period	$13.08
Number of accumulation units outstanding at end of period	120
PIMCO VIT - REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.90	$10.89
Value at end of period	$11.93	$10.90
Number of accumulation units outstanding at end of period	35	35

CFI 4

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000

PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$17.18	$16.45
Value at end of period	$17.95	$17.18
Number of accumulation units outstanding at end of period	16	16
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.45	$12.62
Value at end of period	$14.77	$13.45
Number of accumulation units outstanding at end of period	1,786,449	1,537,845

CFI 5

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Annuity Account I prospectus dated April 28, 2008, as well as all current prospectuses for the funds available under the Contracts.

___ Please send a Variable Annuity Account I Statement of Additional Information (Form No. SAI.130822-08)
dated April 28, 2008.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.130822-08

VARIABLE ANNUITY ACCOUNT I A SEPARATE ACCOUNT OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 28, 2008 Retirement Master

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the “separate account”) dated April 28, 2008.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063

1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to
January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly
Participating Annuity Life Insurance Company organized in 1954).

Prior to January 1, 2006, the contracts described in the prospectus were issued by ING Insurance
Company of America (“IICA”), a direct, wholly owned subsidiary of the Company. On December 31,
2005, IICA merged with and into the Company, and the Company assumed responsibility for IICA's obligations under the contracts. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on
January 5, 2000. Prior to January 1, 2002, IICA was known as Aetna Insurance Company of America.

As of December 31, 2007, the Company had $62 billion invested through its products, including $49 billion in its separate accounts (of which the Company’s investment management affiliates manage or oversee the management of $19 billion). Based on assets, ING Life Insurance and Annuity Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of
July 17, 2007. The Company is an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way,
Windsor, Connecticut 06095-4774.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company.
However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by IICA for the purpose of funding variable annuity contracts issued by the Company. In connection with the merger of IICA with and into the
Company, Variable Annuity Account I was transferred to the Company on December 31, 2005. The separate account retained its name, Variable Annuity Account I. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company
Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

2

The funds currently available under the contracts are as follows:

AIM V.I. Capital Appreciation Fund	ING OpCap Balanced Value Portfolio	ING VP Index Plus International Equity
(Series I)	(S Class)	Portfolio (Class I)
AIM V.I. Core Equity Fund (Series I)	ING Oppenheimer Global Portfolio (I Class)	ING VP Index Plus LargeCap Portfolio
Artisan International Fund (Investor	ING Oppenheimer Main Street Portfolio®	(Class I)
Shares)(1)(2)	(Class S)	ING VP Index Plus MidCap Portfolio
Calvert Social Balanced Portfolio (CVS)	ING Oppenheimer Strategic Income Portfolio	(Class I)
Capital One Mid Cap Equity Fund (Class A	(I Class)	ING VP Index Plus SmallCap Portfolio
Shares)(1)	ING Opportunistic Large Cap Growth	(Class I)
Columbia Mid Cap Value Fund (Class A)(1)(2)	Portfolio (Class I)(4)	ING VP Intermediate Bond Portfolio (Class I)
EuroPacific Growth Fund® (Class R-4)(1)	ING Opportunistic Large Cap Value Portfolio	ING VP International Value Portfolio
Evergreen Special Values Fund	(Class I)(4)	(Class I)
(Class A)(1)(3)	ING PIMCO High Yield Portfolio (Class S)	ING VP MidCap Opportunities Portfolio
Fidelity ® VIP Contrafund® Portfolio (Initial	ING PIMCO Total Return Portfolio (S Class)	(Class I)
Class)	ING Pioneer Equity Income Portfolio	ING VP Money Market Portfolio
Fidelity ® VIP Equity-Income Portfolio (Initial	(Class I)	(Class I)
Class)	ING Pioneer Fund Portfolio (Class I)	ING VP Real Estate Portfolio (Class I)
Fidelity ® VIP Growth Portfolio (Initial Class)	ING Pioneer High Yield Portfolio (I Class)	ING VP Small Company Portfolio (Class I)
Franklin Small Cap Value Securities Fund	ING Pioneer Mid Cap Value Portfolio	ING VP SmallCap Opportunities Portfolio
(Class 2)	(Class I)	(Class I)
Fundamental InvestorsSM (Class R-4)(1)(2)	ING RussellTM Large Cap Index Portfolio	ING VP Strategic Allocation Conservative
ING AllianceBernstein Mid Cap Growth	(Class I)(2)	Portfolio (Class I)(5)
Portfolio (Class S)	ING RussellTM Mid Cap Index Portfolio	ING VP Strategic Allocation Growth
ING American Century Large Company	(Class I)(2)	Portfolio (Class I)(5)
Value Portfolio (S Class)	ING RussellTM Small Cap Index Portfolio	ING VP Strategic Allocation Moderate
ING American Century Small-Mid Cap Value	(Class I)(2)	Portfolio (Class I)(5)
Portfolio (S Class)	ING Solution Growth and Income Portfolio	ING Wells Fargo Disciplined Value Portfolio
ING Baron Asset Portfolio (S Class)	(S Class)(2)(5)	(Class S)
ING Baron Small Cap Growth Portfolio	ING Solution Growth Portfolio (S Class)(2)(5)	ING Wells Fargo Small Cap Disciplined
(S Class)	ING Solution Income Portfolio (S Class)(5)	Portfolio (Class S)
ING BlackRock Global Science and	ING Solution 2015 Portfolio (S Class)(5)	Lazard Mid Cap Portfolio (Open Shares)(1)(7)
Technology Portfolio (Class I)(4)	ING Solution 2025 Portfolio (S Class)(5)	Loomis Sayles Small Cap Value Fund (Retail
ING BlackRock Large Cap Growth Portfolio	ING Solution 2035 Portfolio (S Class)(5)	Class)(1)(2)
(Class S)	ING Solution 2045 Portfolio (S Class)(5)	Lord Abbett Series Fund - Mid-Cap Value
ING Columbia Small Cap Value II Portfolio	ING Stock Index Portfolio (Class I)	Portfolio (Class VC)
(S Class)	ING T. Rowe Price Capital Appreciation	Neuberger Berman Socially Responsive
ING Davis New York Venture Portfolio	Portfolio (Class S)	Fund® (Trust Class)(1)
(S Class)(4)	ING T. Rowe Price Diversified Mid Cap	New Perspective Fund® (Class R-4)(1)
ING Evergreen Health Sciences Portfolio	Growth Portfolio (S Class)	OpCap Mid Cap Portfolio
(Class S)	ING T. Rowe Price Growth Equity Portfolio	Oppenheimer Developing Markets Fund
ING FMRSM Diversified Mid Cap Portfolio	(I Class)	(Class A)(1)(8)
(Class S)*	ING Templeton Foreign Equity Portfolio	Oppenheimer Main Street Small Cap
ING International Index Portfolio	(I Class)	Fund®/VA
(Class I)(2)	ING Templeton Global Growth Portfolio	PIMCO VIT Real Return Portfolio
ING Janus Contrarian Portfolio (Class S)(2)	(Class S)	(Administrative Class)
ING JPMorgan Emerging Markets Equity	ING Thornburg Value Portfolio (I Class)	Pioneer Emerging Markets VCT Portfolio
Portfolio (Class S)	ING UBS U.S. Large Cap Equity Portfolio	(Class I)
ING JPMorgan Mid Cap Value Portfolio	(I Class)	Pioneer High Yield VCT Portfolio (Class I)
(S Class)	ING Van Kampen Capital Growth Portfolio	RiverSource Diversified Equity Income Fund
ING JPMorgan Small Cap Core Equity	(Class I)	(Class R4)(1)(2)
Portfolio (Class S)	ING Van Kampen Comstock Portfolio	SMALLCAP World Fund® (Class R-4)(1)(2)
ING Julius Baer Foreign Portfolio (Class S)	(S Class)	Templeton Global Bond Fund (Class A)(1)
ING Legg Mason Partners Aggressive	ING Van Kampen Equity and Income	The Bond Fund of AmericaSM
Growth Portfolio (I Class)	Portfolio (S Class)	(Class R-4)(1)(2)
ING Legg Mason Value Portfolio (Class S)	ING Van Kampen Growth and Income	The Growth Fund of America®
ING Lehman Brothers U.S. Aggregate Bond	Portfolio (Class S)	(Class R-4)(1)
Index® Portfolio (Class I)(2)	ING Van Kampen Real Estate Portfolio	Wanger International Small Cap(9)
ING Lord Abbett Affiliated Portfolio (Class I)	(Class S)	Wanger Select
ING Marsico Growth Portfolio (Class S)	ING VP Balanced Portfolio, Inc. (Class I)	Wanger U.S. Smaller Companies(9)
ING Marsico International Opportunities	ING VP Financial Services Portfolio	Washington Mutual Investors FundSM
Portfolio (Class S)	(Class I)(6)	(Class R-4)(1)
ING MFS Utilities Portfolio (Class S)	ING VP Growth and Income Portfolio
ING Neuberger Berman Partners Portfolio	(Class I)
(S Class)
* FMRSM is a service mark of Fidelity Management and Research Company.

(1)	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds” in the prospectus.

(2)	This fund is scheduled to be available on May 12, 2008.

(3)	Available only to those plans offering the fund prior to September 1, 2005.

(4)	This fund has changed its name to the name listed above. See “Appendix III – Description of Underlying Funds” in the prospectus for a complete list of former and current fund names.

(5)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” in the prospectus for additional information.

(6)	This fund is scheduled to be liquidated into the ING VP Money Market Portfolio (Class I) on or about September 5, 2008.

(7)	Effective May 1, 2008, Lazard Mid Cap Portfolio is scheduled to change its name to Lazard U.S. Mid Cap Equity Portfolio.

(8)	Available only to plans offering the fund prior to March 6, 2006.

(9)	Effective June 1, 2008, Wanger International Small Cap and Wanger U.S. Smaller Companies are scheduled to change their names to Wanger International and Wanger USA, respectively.

3

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s affiliate, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-
dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory
Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial
Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING
Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract
Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2007, 2006 and 2005 amounted to approximately $215,695.68, $26,090.63 and $22,235.01, respectively. These amounts reflect approximate compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, the variable payments fluctuate as the annuity unit value(s)
fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing
(a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

4

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit for the valuation on which the first payment was due was
$13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30
(to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity
Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity
Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of
$273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.

We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit. We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow
Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the assets classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.

5

From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308, an Independent Registered
Public Accounting Firm, performs annual audits of ING Life Insurance and Annuity Company and Variable
Annuity Account I.

6

FINANCIAL STATEMENTS
Variable Annuity Account I of
ING Life Insurance and Annuity Company
Year ended December 31, 2007
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Financial Statements Year ended December 31, 2007

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account I of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
      AIM V.I. Capital Appreciation Fund - Series I Shares
      AIM V.I. Core Equity Fund - Series I Shares
Calvert Variable Series, Inc.:
      Calvert Social Balanced Portfolio
EuroPacific Growth Fund®:
      EuroPacific Growth Fund® - Class R-4
Federated Insurance Series:
      Federated American Leaders Fund II
      Federated Capital Income Fund II
      Federated Equity Income Fund II
      Federated Fund for U.S. Government Securities II
      Federated High Income Bond Fund II
      Federated International Equity Fund II
      Federated Mid Cap Growth Strategies Fund II
      Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
      Fidelity® VIP Equity-Income Portfolio - Initial Class
      Fidelity® VIP Growth Portfolio - Initial Class
      Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
      Fidelity® VIP Contrafund® Portfolio - Initial Class
      Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
      Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
The Growth Fund of America®, Inc.:
      The Growth Fund of America® - Class R-4
ING Investors Trust:
      ING BlackRock Large Cap Growth Portfolio - Institutional Class
      ING Evergreen Omega Portfolio - Institutional Class
      ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
      ING FMRSM Large Cap Growth Portfolio - Institutional Class
      ING Global Resources Portfolio - Service Class
      ING JPMorgan Emerging Markets Equity Portfolio - Institutional
            Class
      ING JPMorgan Value Opportunities Portfolio - Service Class
      ING Lord Abbett Affiliated Portfolio - Institutional Class
      ING Marsico International Opportunities Portfolio - Service
             Class
      ING MFS Total Return Portfolio - Institutional Class
      ING Oppenheimer Main Street Portfolio® - Institutional Class
      ING PIMCO High Yield Portfolio - Service Class
      ING Pioneer Fund Portfolio - Institutional Class
      ING Stock Index Portfolio - Institutional Class

ING Investors Trust (continued):
      ING VP Index Plus International Equity Portfolio - Institutional
            Class
      ING VP Index Plus International Equity Portfolio - Service Class
ING Partners, Inc.:
      ING American Century Select Portfolio - Initial Class
      ING Baron Small Cap Growth Portfolio - Service Class
      ING JPMorgan International Portfolio - Initial Class
      ING Legg Mason Partners Aggressive Growth Portfolio - Initial
            Class
      ING Lord Abbett U.S. Government Securities Portfolio - Initial
            Class
      ING Neuberger Berman Partners Portfolio - Initial Class
      ING Oppenheimer Global Portfolio - Initial Class
      ING Oppenheimer Strategic Income Portfolio - Initial Class
      ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
            Initial Class
      ING T. Rowe Price Growth Equity Portfolio - Initial Class
      ING Thornburg Value Portfolio - Initial Class
      ING UBS U.S. Large Cap Equity Portfolio - Initial Class
      ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
      ING VP Strategic Allocation Conservative Portfolio - Class I
      ING VP Strategic Allocation Growth Portfolio - Class I
      ING VP Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
      ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:
      ING VP Global Science and Technology Portfolio - Class I
      ING VP Growth Portfolio - Class I
      ING VP Index Plus LargeCap Portfolio - Class I
      ING VP Index Plus MidCap Portfolio - Class I
      ING VP Index Plus SmallCap Portfolio - Class I
      ING VP International Equity Portfolio - Class I
      ING VP Small Company Portfolio - Class I
      ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
      ING VP High Yield Bond Portfolio - Class I
      ING VP International Value Portfolio - Class I
      ING VP SmallCap Opportunities Portfolio - Class I
ING VP Balanced Portfolio, Inc.:
      ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
      ING VP Intermediate Bond Portfolio - Class I

ING VP Money Market Portfolio:
      ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
      ING VP Natural Resources Trust
Lord Abbett Series Fund, Inc.:
      Lord Abbett Series Fund - Growth and Income Portfolio -
            Class VC
Oppenheimer Variable Account Funds:
      Oppenheimer Main Street Fund®/VA
      Oppenheimer Main Street Small Cap Fund®/VA

PIMCO Variable Insurance Trust:
      PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
      Pioneer Equity Income VCT Portfolio - Class I
      Pioneer Mid Cap Value VCT Portfolio - Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account I of ING Life
Insurance and Annuity Company at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst and Young LLP

Atlanta, Georgia
March 21, 2008

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			EuroPacific	Federated	Federated
	AIM V.I. Core	Calvert Social	Growth	American	Capital
	Equity Fund -	Balanced	Fund® - Class	Leaders Fund	Income Fund
	Series I Shares	Portfolio	R-4	II	II
Assets
Investments in mutual funds
at fair value	$ 7,056	$ 212	$ 9,071	$ 30,605	$ 3,636
Total assets	7,056	212	9,071	30,605	3,636
Net assets	$ 7,056	$ 212	$ 9,071	$ 30,605	$ 3,636
Net assets
Accumulation units	$ 7,056	$ 212	$ 9,071	$ 30,540	$ 3,606
Contracts in payout (annuitization)
period	-	-	-	65	30
Total net assets	$ 7,056	$ 212	$ 9,071	$ 30,605	$ 3,636
Total number of mutual fund shares	242,384	110,628	180,841	1,786,649	377,969
Cost of mutual fund shares	$ 6,084	$ 218	$ 8,824	$ 33,550	$ 3,146

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		Federated			Federated Mid
	Federated	Fund for U.S.	Federated	Federated	Cap Growth
	Equity Income	Government	High Income	International	Strategies
	Fund II	Securities II	Bond Fund II	Equity Fund II	Fund II
Assets
Investments in mutual funds
at fair value	$ 7,375	$ 1,252	$ 4,660	$ 6,060	$ 10,082
Total assets	7,375	1,252	4,660	6,060	10,082
Net assets	$ 7,375	$ 1,252	$ 4,660	$ 6,060	$ 10,082
Net assets
Accumulation units	$ 7,312	$ 1,252	$ 4,647	$ 6,019	$ 10,082
Contracts in payout (annuitization)
period	63	-	13	41	-
Total net assets	$ 7,375	$ 1,252	$ 4,660	$ 6,060	$ 10,082
Total number of mutual fund shares	454,990	108,551	622,184	323,916	333,181
Cost of mutual fund shares	$ 5,379	$ 1,231	$ 4,591	$ 4,230	$ 7,064

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Contrafund®
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 907	$ 21,348	$ -	$ 3	$ 26,669
Total assets	907	21,348	-	3	26,669
Net assets	$ 907	$ 21,348	$ -	$ 3	$ 26,669
Net assets
Accumulation units	$ 907	$ 21,348	$ -	$ -	$ 26,669
Contracts in payout (annuitization)
period	-	-	-	3	-
Total net assets	$ 907	$ 21,348	$ -	$ 3	$ 26,669
Total number of mutual fund shares	907,062	892,860	-	530	955,893
Cost of mutual fund shares	$ 907	$ 20,576	$ -	$ 3	$ 26,284

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
				BlackRock	ING	ING FMRSM
		Fidelity® VIP		Large Cap	Evergreen	Diversified
	Fidelity® VIP	Investment	The Growth	Growth	Omega	Mid Cap
	Index 500	Grade Bond	Fund of	Portfolio -	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	America® -	Institutional	Institutional	Institutional
	Initial Class	Initial Class	Class R-4	Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 10,482	$ 262	$ 26,386	$ 3,118	$ 853	$ 2,772
Total assets	10,482	262	26,386	3,118	853	2,772
Net assets	$ 10,482	$ 262	$ 26,386	$ 3,118	$ 853	$ 2,772
Net assets
Accumulation units	$ 10,482	$ 262	$ 26,386	$ 3,071	$ 853	$ 2,772
Contracts in payout (annuitization)
period	-	-	-	47	-	-
Total net assets	$ 10,482	$ 262	$ 26,386	$ 3,118	$ 853	$ 2,772
Total number of mutual fund shares	63,904	20,559	781,571	251,878	66,243	180,840
Cost of mutual fund shares	$ 8,693	$ 261	$ 25,739	$ 3,169	$ 729	$ 2,569

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
JPMorgan
	ING FMRSM		Emerging	ING
	Large Cap		Markets	JPMorgan	ING Marsico
	Growth	ING Global	Equity	Value	International
	Portfolio -	Resources	Portfolio -	Opportunities	Opportunities
	Institutional	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 7,906	$ 307	$ 1,430	$ 1,234	$ 1,160
Total assets	7,906	307	1,430	1,234	1,160
Net assets	$ 7,906	$ 307	$ 1,430	$ 1,234	$ 1,160
Net assets
Accumulation units	$ 7,906	$ 307	$ 1,430	$ 1,234	$ 1,160
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 7,906	$ 307	$ 1,430	$ 1,234	$ 1,160
Total number of mutual fund shares	700,870	11,711	53,277	105,017	68,017
Cost of mutual fund shares	$ 7,613	$ 245	$ 1,079	$ 1,163	$ 1,008

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
	ING MFS	Oppenheimer
	Total Return	Main Street	ING PIMCO	ING Pioneer	ING Stock
	Portfolio -	Portfolio® -	High Yield	Fund Portfolio	Index Portfolio
	Institutional	Institutional	Portfolio -	- Institutional	- Institutional
	Class	Class	Service Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 8,718	$ 397	$ 1,095	$ 5	$ 20,670
Total assets	8,718	397	1,095	5	20,670
Net assets	$ 8,718	$ 397	$ 1,095	$ 5	$ 20,670
Net assets
Accumulation units	$ 8,718	$ 397	$ 1,095	$ -	$ 20,670
Contracts in payout (annuitization)
period	-	-	-	5	-
Total net assets	$ 8,718	$ 397	$ 1,095	$ 5	$ 20,670
Total number of mutual fund shares	477,443	19,369	110,765	376	1,597,404
Cost of mutual fund shares	$ 8,633	$ 349	$ 1,131	$ 4	$ 19,815

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP Index			ING Legg
	Plus			Mason	ING Lord
	International	ING Baron	ING	Partners	Abbett U.S.
	Equity	Small Cap	JPMorgan	Aggressive	Government
	Portfolio -	Growth	International	Growth	Securities
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 4,689	$ 1,178	$ 1,696	$ 5,462	$ 612
Total assets	4,689	1,178	1,696	5,462	612
Net assets	$ 4,689	$ 1,178	$ 1,696	$ 5,462	$ 612
Net assets
Accumulation units	$ 4,317	$ 1,178	$ 1,654	$ 5,458	$ 612
Contracts in payout (annuitization)
period	372	-	42	4	-
Total net assets	$ 4,689	$ 1,178	$ 1,696	$ 5,462	$ 612
Total number of mutual fund shares	330,906	60,576	96,807	113,063	60,373
Cost of mutual fund shares	$ 4,756	$ 1,166	$ 1,413	$ 3,684	$ 613

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING T. Rowe
	ING		ING	Price
	Neuberger	ING	Oppenheimer	Diversified	ING T. Rowe
	Berman	Oppenheimer	Strategic	Mid Cap	Price Growth
	Partners	Global	Income	Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 3,925	$ 40,002	$ 11,696	$ 4,416	$ 11,371
Total assets	3,925	40,002	11,696	4,416	11,371
Net assets	$ 3,925	$ 40,002	$ 11,696	$ 4,416	$ 11,371
Net assets
Accumulation units	$ 3,925	$ 39,928	$ 11,688	$ 4,416	$ 11,250
Contracts in payout (annuitization)
period	-	74	8	-	121
Total net assets	$ 3,925	$ 40,002	$ 11,696	$ 4,416	$ 11,371
Total number of mutual fund shares	347,316	2,371,207	1,044,276	463,851	183,729
Cost of mutual fund shares	$ 3,611	$ 31,357	$ 10,859	$ 3,917	$ 8,288

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			ING Van	ING VP	ING VP
		ING UBS U.S.	Kampen	Strategic	Strategic
	ING	Large Cap	Equity and	Allocation	Allocation
	Thornburg	Equity	Income	Conservative	Growth
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Initial Class	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 1,796	$ 4,497	$ 6,830	$ 1,574	$ 2,097
Total assets	1,796	4,497	6,830	1,574	2,097
Net assets	$ 1,796	$ 4,497	$ 6,830	$ 1,574	$ 2,097
Net assets
Accumulation units	$ 1,772	$ 4,497	$ 6,830	$ 1,571	$ 2,097
Contracts in payout (annuitization)
period	24	-	-	3	-
Total net assets	$ 1,796	$ 4,497	$ 6,830	$ 1,574	$ 2,097
Total number of mutual fund shares	52,813	423,881	180,875	116,543	126,583
Cost of mutual fund shares	$ 1,432	$ 3,634	$ 6,311	$ 1,554	$ 1,970

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP		ING VP
	Strategic	ING VP	Global Science
	Allocation	Growth and	and	ING VP	ING VP Index
	Moderate	Income	Technology	Growth	Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 2,355	$ 5,158	$ 3,259	$ 3,511	$ 2,790
Total assets	2,355	5,158	3,259	3,511	2,790
Net assets	$ 2,355	$ 5,158	$ 3,259	$ 3,511	$ 2,790
Net assets
Accumulation units	$ 2,324	$ 5,089	$ 3,259	$ 3,434	$ 2,659
Contracts in payout (annuitization)
period	31	69	-	77	131
Total net assets	$ 2,355	$ 5,158	$ 3,259	$ 3,511	$ 2,790
Total number of mutual fund shares	155,329	208,319	598,002	280,218	153,898
Cost of mutual fund shares	$ 2,246	$ 3,566	$ 2,536	$ 2,853	$ 2,535

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Small	ING VP Value	ING VP High
	Plus MidCap	Plus SmallCap	Company	Opportunity	Yield Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 13,245	$ 9	$ 19,997	$ 1,553	$ 3,602
Total assets	13,245	9	19,997	1,553	3,602
Net assets	$ 13,245	$ 9	$ 19,997	$ 1,553	$ 3,602
Net assets
Accumulation units	$ 13,245	$ 9	$ 19,899	$ 1,553	$ 3,602
Contracts in payout (annuitization)
period	-	-	98	-	-
Total net assets	$ 13,245	$ 9	$ 19,997	$ 1,553	$ 3,602
Total number of mutual fund shares	722,593	566	1,022,318	96,745	1,228,731
Cost of mutual fund shares	$ 13,295	$ 9	$ 20,350	$ 1,288	$ 3,686

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING VP
	ING VP	SmallCap	ING VP	ING VP	ING VP
	International	Opportunities	Balanced	Intermediate	Money Market
	Value Portfolio	Portfolio -	Portfolio -	Bond Portfolio	Portfolio -
	- Class I	Class I	Class I	- Class I	Class I
Assets
Investments in mutual funds
at fair value	$ -	$ 7	$ 21,927	$ 8,518	$ 15,804
Total assets	-	7	21,927	8,518	15,804
Net assets	$ -	$ 7	$ 21,927	$ 8,518	$ 15,804
Net assets
Accumulation units	$ -	$ 7	$ 21,883	$ 8,518	$ 15,785
Contracts in payout (annuitization)
period	-	-	44	-	19
Total net assets	$ -	$ 7	$ 21,927	$ 8,518	$ 15,804
Total number of mutual fund shares	6	337	1,517,415	643,827	1,169,903
Cost of mutual fund shares	$ -	$ 7	$ 20,323	$ 8,516	$ 15,443

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Lord Abbett
	Series Fund -			PIMCO Real
	Growth and		Oppenheimer	Return	Pioneer Equity
	Income	Oppenheimer	Main Street	Portfolio -	Income VCT
	Portfolio -	Main Street	Small Cap	Administrative	Portfolio -
	Class VC	Fund®/VA	Fund®/VA	Class	Class I
Assets
Investments in mutual funds
at fair value	$ 9,464	$ 57	$ 2	$ -	$ 15
Total assets	9,464	57	2	-	15
Net assets	$ 9,464	$ 57	$ 2	$ -	$ 15
Net assets
Accumulation units	$ 9,464	$ -	$ 2	$ -	$ 15
Contracts in payout (annuitization)
period	-	57	-	-	-
Total net assets	$ 9,464	$ 57	$ 2	$ -	$ 15
Total number of mutual fund shares	339,098	2,222	86	33	633
Cost of mutual fund shares	$ 9,684	$ 50	$ 2	$ -	$ 17

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Pioneer Mid
Cap Value VCT
Portfolio - Class
I
Assets
Investments in mutual funds
at fair value	$ -
Total assets	-
Net assets	$ -
Net assets
Accumulation units	$ -
Contracts in payout (annuitization)
period	-
Total net assets	$ -
Total number of mutual fund shares	15
Cost of mutual fund shares	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	AIM V.I.
	Capital				Federated
	Appreciation	AIM V.I. Core	Calvert Social	EuroPacific	American
	Fund - Series I	Equity Fund -	Balanced	Growth Fund®	Leaders Fund
	Shares	Series I Shares	Portfolio	- Class R-4	II
Net investment income (loss)
Income:
Dividends	$ -	$ 80	$ 5	$ 146	$ 581
Total investment income	-	80	5	146	581
Expenses:
Mortality and expense risk and
other charges	-	68	3	62	539
Total expenses	-	68	3	62	539
Net investment income (loss)	-	12	2	84	42
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	366	6	85	(380)
Capital gains distributions	-	-	12	535	4,329
Total realized gain (loss) on investments
and capital gains distributions	1	366	18	620	3,949
Net unrealized appreciation
(depreciation) of investments	-	49	(17)	243	(7,907)
Net realized and unrealized gain (loss)
on investments	1	415	1	863	(3,958)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 427	$ 3	$ 947	$ (3,916)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			Federated
	Federated	Federated	Fund for U.S.	Federated High	Federated
	Capital Income	Equity Income	Government	Income Bond	International
	Fund II	Fund II	Securities II	Fund II	Equity Fund II
Net investment income (loss)
Income:
Dividends	$ 201	$ 250	$ 62	$ 462	$ 12
Total investment income	201	250	62	462	12
Expenses:
Mortality and expense risk and
other charges	55	119	18	78	92
Total expenses	55	119	18	78	92
Net investment income (loss)	146	131	44	384	(80)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	534	(21)	134	(38)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7)	534	(21)	134	(38)
Net unrealized appreciation
(depreciation) of investments	(38)	(573)	35	(395)	644
Net realized and unrealized gain (loss)
on investments	(45)	(39)	14	(261)	606
Net increase (decrease) in net assets
resulting from operations	$ 101	$ 92	$ 58	$ 123	$ 526

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	Federated Mid		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Cap Growth	Federated	Equity-Income	Growth	High Income
	Strategies Fund	Prime Money	Portfolio -	Portfolio -	Portfolio -
	II	Fund II	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 47	$ 407	$ -	$ -
Total investment income	-	47	407	-	-
Expenses:
Mortality and expense risk and
other charges	156	13	350	1	-
Total expenses	156	13	350	1	-
Net investment income (loss)	(156)	34	57	(1)	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(536)	-	2,317	22	-
Capital gains distributions	-	-	1,795	-	-
Total realized gain (loss) on investments
and capital gains distributions	(536)	-	4,112	22	-
Net unrealized appreciation
(depreciation) of investments	2,400	-	(3,913)	-	-
Net realized and unrealized gain (loss)
on investments	1,864	-	199	22	-
Net increase (decrease) in net assets
resulting from operations	$ 1,708	$ 34	$ 256	$ 21	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					ING BlackRock
			Fidelity® VIP		Large Cap
	Fidelity® VIP	Fidelity® VIP	Investment	The Growth	Growth
	Contrafund®	Index 500	Grade Bond	Fund of	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	America® -	Institutional
	Initial Class	Initial Class	Initial Class	Class R-4	Class
Net investment income (loss)
Income:
Dividends	$ 240	$ 434	$ 11	$ 253	$ -
Total investment income	240	434	11	253	-
Expenses:
Mortality and expense risk and
other charges	357	172	4	238	32
Total expenses	357	172	4	238	32
Net investment income (loss)	(117)	262	7	15	(32)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,196	1,525	-	116	-
Capital gains distributions	6,415	-	-	1,481	-
Total realized gain (loss) on investments
and capital gains distributions	9,611	1,525	-	1,597	-
Net unrealized appreciation
(depreciation) of investments	(5,628)	(1,232)	-	479	(51)
Net realized and unrealized gain (loss)
on investments	3,983	293	-	2,076	(51)
Net increase (decrease) in net assets
resulting from operations	$ 3,866	$ 555	$ 7	$ 2,091	$ (83)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			ING FMRSM		ING JPMorgan
	ING Evergreen	ING FMRSM	Large Cap		Emerging
	Omega	Diversified Mid	Growth	ING Global	Markets Equity
	Portfolio -	Cap Portfolio -	Portfolio -	Resources	Portfolio -
	Institutional	Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 8	$ 20	$ -	$ 12
Total investment income	3	8	20	-	12
Expenses:
Mortality and expense risk and
other charges	13	40	127	4	14
Total expenses	13	40	127	4	14
Net investment income (loss)	(10)	(32)	(107)	(4)	(2)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	(1)	94	8	88
Capital gains distributions	8	12	-	27	2
Total realized gain (loss) on investments
and capital gains distributions	44	11	94	35	90
Net unrealized appreciation
(depreciation) of investments	51	382	262	62	233
Net realized and unrealized gain (loss)
on investments	95	393	356	97	323
Net increase (decrease) in net assets
resulting from operations	$ 85	$ 361	$ 249	$ 93	$ 321

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING Lord			ING
	ING JPMorgan	Abbett	ING Marsico	ING MFS Total	Oppenheimer
	Value	Affiliated	International	Return	Main Street
	Opportunities	Portfolio -	Opportunities	Portfolio -	Portfolio® -
	Portfolio -	Institutional	Portfolio -	Institutional	Institutional
	Service Class	Class	Service Class	Class	Class
Net investment income (loss)
Income:
Dividends	$ 17	$ -	$ 10	$ 291	$ 5
Total investment income	17	-	10	291	5
Expenses:
Mortality and expense risk and
other charges	21	-	13	132	6
Total expenses	21	-	13	132	6
Net investment income (loss)	(4)	-	(3)	159	(1)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	105	-	36	113	18
Capital gains distributions	79	-	61	498	-
Total realized gain (loss) on investments
and capital gains distributions	184	-	97	611	18
Net unrealized appreciation
(depreciation) of investments	(195)	-	65	(468)	(3)
Net realized and unrealized gain (loss)
on investments	(11)	-	162	143	15
Net increase (decrease) in net assets
resulting from operations	$ (15)	$ -	$ 159	$ 302	$ 14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

				ING VP Index
				Plus	ING VP Index
				International	Plus
	ING PIMCO	ING Pioneer	ING Stock	Equity	International
	High Yield	Fund Portfolio	Index Portfolio	Portfolio -	Equity
	Portfolio -	- Institutional	- Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 91	$ -	$ 320	$ -	$ -
Total investment income	91	-	320	-	-
Expenses:
Mortality and expense risk and
other charges	19	-	198	11	36
Total expenses	19	-	198	11	36
Net investment income (loss)	72	-	122	(11)	(36)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	-	171	(4)	465
Capital gains distributions	7	-	561	-	8
Total realized gain (loss) on investments
and capital gains distributions	(2)	-	732	(4)	473
Net unrealized appreciation
(depreciation) of investments	(49)	-	(96)	(67)	(175)
Net realized and unrealized gain (loss)
on investments	(51)	-	636	(71)	298
Net increase (decrease) in net assets
resulting from operations	$ 21	$ -	$ 758	$ (82)	$ 262

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

				ING Legg
				Mason	ING Lord
		ING Baron		Partners	Abbett U.S.
	ING American	Small Cap	ING JPMorgan	Aggressive	Government
	Century Select	Growth	International	Growth	Securities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 24	$ -	$ 38	$ -	$ 30
Total investment income	24	-	38	-	30
Expenses:
Mortality and expense risk and
other charges	16	8	24	86	8
Total expenses	16	8	24	86	8
Net investment income (loss)	8	(8)	14	(86)	22
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	457	11	150	720	11
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	457	11	150	720	11
Net unrealized appreciation
(depreciation) of investments	(189)	3	(27)	(788)	(1)
Net realized and unrealized gain (loss)
on investments	268	14	123	(68)	10
Net increase (decrease) in net assets
resulting from operations	$ 276	$ 6	$ 137	$ (154)	$ 32

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			ING	ING T. Rowe
	ING Neuberger	ING	Oppenheimer	Price	ING T. Rowe
	Berman	Oppenheimer	Strategic	Diversified Mid	Price Growth
	Partners	Global	Income	Cap Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 12	$ 446	$ 503	$ 9	$ 58
Total investment income	12	446	503	9	58
Expenses:
Mortality and expense risk and
other charges	62	503	133	64	167
Total expenses	62	503	133	64	167
Net investment income (loss)	(50)	(57)	370	(55)	(109)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	191	2,335	266	325	770
Capital gains distributions	199	1,670	-	393	548
Total realized gain (loss) on investments
and capital gains distributions	390	4,005	266	718	1,318
Net unrealized appreciation
(depreciation) of investments	(4)	(1,716)	160	(152)	(218)
Net realized and unrealized gain (loss)
on investments	386	2,289	426	566	1,100
Net increase (decrease) in net assets
resulting from operations	$ 336	$ 2,232	$ 796	$ 511	$ 991

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

				ING VP	ING VP
		ING UBS U.S.	ING Van	Strategic	Strategic
	ING	Large Cap	Kampen Equity	Allocation	Allocation
	Thornburg	Equity	and Income	Conservative	Growth
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Initial Class	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 10	$ 36	$ 181	$ 45	$ 34
Total investment income	10	36	181	45	34
Expenses:
Mortality and expense risk and
other charges	28	73	106	19	30
Total expenses	28	73	106	19	30
Net investment income (loss)	(18)	(37)	75	26	4
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	241	510	395	25	113
Capital gains distributions	-	-	205	34	115
Total realized gain (loss) on investments
and capital gains distributions	241	510	600	59	228
Net unrealized appreciation
(depreciation) of investments	(114)	(428)	(464)	(33)	(160)
Net realized and unrealized gain (loss)
on investments	127	82	136	26	68
Net increase (decrease) in net assets
resulting from operations	$ 109	$ 45	$ 211	$ 52	$ 72

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING VP
	Strategic	ING VP	ING VP Global
	Allocation	Growth and	Science and	ING VP	ING VP Index
	Moderate	Income	Technology	Growth	Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 50	$ 72	$ -	$ 6	$ 50
Total investment income	50	72	-	6	50
Expenses:
Mortality and expense risk and
other charges	32	79	29	37	53
Total expenses	32	79	29	37	53
Net investment income (loss)	18	(7)	(29)	(31)	(3)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	68	662	82	501	367
Capital gains distributions	84	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	152	662	82	501	367
Net unrealized appreciation
(depreciation) of investments	(92)	(304)	363	14	(210)
Net realized and unrealized gain (loss)
on investments	60	358	445	515	157
Net increase (decrease) in net assets
resulting from operations	$ 78	$ 351	$ 416	$ 484	$ 154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			ING VP
	ING VP Index	ING VP Index	International	ING VP Small	ING VP Value
	Plus MidCap	Plus SmallCap	Equity	Company	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 88	$ -	$ 86	$ 36	$ 29
Total investment income	88	-	86	36	29
Expenses:
Mortality and expense risk and
other charges	124	-	27	223	24
Total expenses	124	-	27	223	24
Net investment income (loss)	(36)	-	59	(187)	5
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	58	-	41	659	103
Capital gains distributions	849	1	243	2,952	-
Total realized gain (loss) on investments
and capital gains distributions	907	1	284	3,611	103
Net unrealized appreciation
(depreciation) of investments	(468)	(1)	(233)	(2,477)	(74)
Net realized and unrealized gain (loss)
on investments	439	-	51	1,134	29
Net increase (decrease) in net assets
resulting from operations	$ 403	$ -	$ 110	$ 947	$ 34

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			ING VP
	ING VP High	ING VP	SmallCap	ING VP	ING VP
	Yield Bond	International	Opportunities	Balanced	Intermediate
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -	Bond Portfolio
	Class I	- Class I	Class I	Class I	- Class I
Net investment income (loss)
Income:
Dividends	$ 307	$ 11	$ -	$ 577	$ 316
Total investment income	307	11	-	577	316
Expenses:
Mortality and expense risk and
other charges	54	5	-	239	104
Total expenses	54	5	-	239	104
Net investment income (loss)	253	6	-	338	212
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	(74)	-	1,013	6
Capital gains distributions	-	109	-	855	-
Total realized gain (loss) on investments
and capital gains distributions	16	35	-	1,868	6
Net unrealized appreciation
(depreciation) of investments	(236)	-	-	(1,251)	161
Net realized and unrealized gain (loss)
on investments	(220)	35	-	617	167
Net increase (decrease) in net assets
resulting from operations	$ 33	$ 41	$ -	$ 955	$ 379

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			Lord Abbett
			Series Fund -
	ING VP Money	ING VP	Growth and		Oppenheimer
	Market	Natural	Income	Oppenheimer	Main Street
	Portfolio -	Resources	Portfolio -	Main Street	Small Cap
	Class I	Trust	Class VC	Fund®/VA	Fund®/VA
Net investment income (loss)
Income:
Dividends	$ 600	$ 1	$ 116	$ 1	$ -
Total investment income	600	1	116	1	-
Expenses:
Mortality and expense risk and
other charges	195	-	89	1	-
Total expenses	195	-	89	1	-
Net investment income (loss)	405	1	27	-	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	158	59	174	-	-
Capital gains distributions	-	54	643	-	-
Total realized gain (loss) on investments
and capital gains distributions	158	113	817	-	-
Net unrealized appreciation
(depreciation) of investments	3	(131)	(662)	2	-
Net realized and unrealized gain (loss)
on investments	161	(18)	155	2	-
Net increase (decrease) in net assets
resulting from operations	$ 566	$ (17)	$ 182	$ 2	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

PIMCO Real
	Return	Pioneer Equity	Pioneer Mid
	Portfolio -	Income VCT	Cap Value
	Administrative	Portfolio - Class	VCT Portfolio -
	Class	I	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -
Total investment income	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	-	-
Total expenses	-	-	-
Net investment income (loss)	-	-	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-
Capital gains distributions	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-
Net unrealized appreciation
(depreciation) of investments	-	(2)	-
Net realized and unrealized gain (loss)
on investments	-	(2)	-
Net increase (decrease) in net assets
resulting from operations	$ -	$ (2)	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	AIM V.I.
	Capital
	Appreciation	AIM V.I. Core	Calvert Social	EuroPacific
	Fund - Series I	Equity Fund -	Balanced	Growth Fund®
	Shares	Series I Shares	Portfolio	- Class R-4
Net assets at January 1, 2006	$ 11	$ 2,862	$ 233	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(17)	1	52
Total realized gain (loss) on investments
and capital gains distributions	(71)	288	10	214
Net unrealized appreciation (depreciation)
of investments	(2)	435	1	4
Net increase (decrease) in net assets from operations	(82)	706	12	270
Changes from principal transactions:
Total unit transactions	75	2,772	(47)	3,741
Increase (decrease) in net assets derived from
principal transactions	75	2,772	(47)	3,741
Total increase (decrease)	(7)	3,478	(35)	4,011
Net assets at December 31, 2006	4	6,340	198	4,011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	12	2	84
Total realized gain (loss) on investments
and capital gains distributions	1	366	18	620
Net unrealized appreciation (depreciation)
of investments	-	49	(17)	243
Net increase (decrease) in net assets from operations	1	427	3	947
Changes from principal transactions:
Total unit transactions	(5)	289	11	4,113
Increase (decrease) in net assets derived from
principal transactions	(5)	289	11	4,113
Total increase (decrease)	(4)	716	14	5,060
Net assets at December 31, 2007	$ -	$ 7,056	$ 212	$ 9,071

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Federated			Federated
	American	Federated	Federated	Fund for U.S.
	Leaders Fund	Capital Income	Equity Income	Government
	II	Fund II	Fund II	Securities II
Net assets at January 1, 2006	$ 50,030	$ 4,443	$ 10,855	$ 2,814
Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	200	95	74
Total realized gain (loss) on investments
and capital gains distributions	5,827	(386)	(357)	(109)
Net unrealized appreciation (depreciation)
of investments	467	731	2,213	69
Net increase (decrease) in net assets from operations	6,362	545	1,951	34
Changes from principal transactions:
Total unit transactions	(11,683)	(873)	(3,334)	(1,394)
Increase (decrease) in net assets derived from
principal transactions	(11,683)	(873)	(3,334)	(1,394)
Total increase (decrease)	(5,321)	(328)	(1,383)	(1,360)
Net assets at December 31, 2006	44,709	4,115	9,472	1,454
Increase (decrease) in net assets
Operations:
Net investment income (loss)	42	146	131	44
Total realized gain (loss) on investments
and capital gains distributions	3,949	(7)	534	(21)
Net unrealized appreciation (depreciation)
of investments	(7,907)	(38)	(573)	35
Net increase (decrease) in net assets from operations	(3,916)	101	92	58
Changes from principal transactions:
Total unit transactions	(10,188)	(580)	(2,189)	(260)
Increase (decrease) in net assets derived from
principal transactions	(10,188)	(580)	(2,189)	(260)
Total increase (decrease)	(14,104)	(479)	(2,097)	(202)
Net assets at December 31, 2007	$ 30,605	$ 3,636	$ 7,375	$ 1,252

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			Federated Mid
	Federated High	Federated	Cap Growth	Federated
	Income Bond	International	Strategies Fund	Prime Money
	Fund II	Equity Fund II	II	Fund II
Net assets at January 1, 2006	$ 7,274	$ 7,951	$ 14,150	$ 1,062
Increase (decrease) in net assets
Operations:
Net investment income (loss)	502	(91)	(183)	31
Total realized gain (loss) on investments
and capital gains distributions	67	(1,672)	(523)	-
Net unrealized appreciation (depreciation)
of investments	11	2,975	1,533	-
Net increase (decrease) in net assets from operations	580	1,212	827	31
Changes from principal transactions:
Total unit transactions	(1,747)	(1,952)	(3,787)	(120)
Increase (decrease) in net assets derived from
principal transactions	(1,747)	(1,952)	(3,787)	(120)
Total increase (decrease)	(1,167)	(740)	(2,960)	(89)
Net assets at December 31, 2006	6,107	7,211	11,190	973
Increase (decrease) in net assets
Operations:
Net investment income (loss)	384	(80)	(156)	34
Total realized gain (loss) on investments
and capital gains distributions	134	(38)	(536)	-
Net unrealized appreciation (depreciation)
of investments	(395)	644	2,400	-
Net increase (decrease) in net assets from operations	123	526	1,708	34
Changes from principal transactions:
Total unit transactions	(1,570)	(1,677)	(2,816)	(100)
Increase (decrease) in net assets derived from
principal transactions	(1,570)	(1,677)	(2,816)	(100)
Total increase (decrease)	(1,447)	(1,151)	(1,108)	(66)
Net assets at December 31, 2007	$ 4,660	$ 6,060	$ 10,082	$ 907

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2006	$ 29,126	$ 27,439	$ 6,230	$ 27,881
Increase (decrease) in net assets
Operations:
Net investment income (loss)	529	(74)	(20)	(27)
Total realized gain (loss) on investments
and capital gains distributions	5,372	5,707	(221)	4,938
Net unrealized appreciation (depreciation)
of investments	(1,204)	(4,560)	394	(2,340)
Net increase (decrease) in net assets from operations	4,697	1,073	153	2,571
Changes from principal transactions:
Total unit transactions	(6,972)	(28,504)	(6,380)	(4,686)
Increase (decrease) in net assets derived from
principal transactions	(6,972)	(28,504)	(6,380)	(4,686)
Total increase (decrease)	(2,275)	(27,431)	(6,227)	(2,115)
Net assets at December 31, 2006	26,851	8	3	25,766
Increase (decrease) in net assets
Operations:
Net investment income (loss)	57	(1)	-	(117)
Total realized gain (loss) on investments
and capital gains distributions	4,112	22	-	9,611
Net unrealized appreciation (depreciation)
of investments	(3,913)	-	-	(5,628)
Net increase (decrease) in net assets from operations	256	21	-	3,866
Changes from principal transactions:
Total unit transactions	(5,759)	(29)	-	(2,963)
Increase (decrease) in net assets derived from
principal transactions	(5,759)	(29)	-	(2,963)
Total increase (decrease)	(5,503)	(8)	-	903
Net assets at December 31, 2007	$ 21,348	$ -	$ 3	$ 26,669

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING
				BlackRock
		Fidelity® VIP		Large Cap
	Fidelity® VIP	Investment	The Growth	Growth	ING Evergreen
	Index 500	Grade Bond	Fund of	Portfolio -	Omega Portfolio
	Portfolio -	Portfolio -	America® -	Institutional	- Institutional
	Initial Class	Initial Class	Class R-4	Class	Class
Net assets at January 1, 2006	$ 17,622	$ 301	$ -	$ -	$ 1,086
Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	7	123	-	(13)
Total realized gain (loss) on investments
and capital gains distributions	2,249	-	689	-	14
Net unrealized appreciation (depreciation)
of investments	(415)	-	168	-	43
Net increase (decrease) in net assets from operations	1,931	7	980	-	44
Changes from principal transactions:
Total unit transactions	(5,973)	(43)	19,703	-	(239)
Increase (decrease) in net assets derived from
principal transactions	(5,973)	(43)	19,703	-	(239)
Total increase (decrease)	(4,042)	(36)	20,683	-	(195)
Net assets at December 31, 2006	13,580	265	20,683	-	891
Increase (decrease) in net assets
Operations:
Net investment income (loss)	262	7	15	(32)	(10)
Total realized gain (loss) on investments
and capital gains distributions	1,525	-	1,597	-	44
Net unrealized appreciation (depreciation)
of investments	(1,232)	-	479	(51)	51
Net increase (decrease) in net assets from operations	555	7	2,091	(83)	85
Changes from principal transactions:
Total unit transactions	(3,653)	(10)	3,612	3,201	(123)
Increase (decrease) in net assets derived from
principal transactions	(3,653)	(10)	3,612	3,201	(123)
Total increase (decrease)	(3,098)	(3)	5,703	3,118	(38)
Net assets at December 31, 2007	$ 10,482	$ 262	$ 26,386	$ 3,118	$ 853

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING FMRSM		ING JPMorgan
	ING FMRSM	Large Cap		Emerging
	Diversified Mid	Growth	ING Global	Markets Equity
	Cap Portfolio -	Portfolio -	Resources	Portfolio -
	Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Service Class	Class
Net assets at January 1, 2006	$ -	$ 1,130	$ -	$ 241
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	(102)	-	(4)
Total realized gain (loss) on investments
and capital gains distributions	136	(57)	-	36
Net unrealized appreciation (depreciation)
of investments	(179)	3	-	112
Net increase (decrease) in net assets from operations	(69)	(156)	-	144
Changes from principal transactions:
Total unit transactions	2,886	9,110	-	398
Increase (decrease) in net assets derived from
principal transactions	2,886	9,110	-	398
Total increase (decrease)	2,817	8,954	-	542
Net assets at December 31, 2006	2,817	10,084	-	783
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(107)	(4)	(2)
Total realized gain (loss) on investments
and capital gains distributions	11	94	35	90
Net unrealized appreciation (depreciation)
of investments	382	262	62	233
Net increase (decrease) in net assets from operations	361	249	93	321
Changes from principal transactions:
Total unit transactions	(406)	(2,427)	214	326
Increase (decrease) in net assets derived from
principal transactions	(406)	(2,427)	214	326
Total increase (decrease)	(45)	(2,178)	307	647
Net assets at December 31, 2007	$ 2,772	$ 7,906	$ 307	$ 1,430

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Lord
	ING JPMorgan	Abbett	ING Marsico	ING MFS Total
	Value	Affiliated	International	Return
	Opportunities	Portfolio -	Opportunities	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2006	$ 1,561	$ -	$ -	$ 12,974
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	-	(6)	132
Total realized gain (loss) on investments
and capital gains distributions	57	-	-	579
Net unrealized appreciation (depreciation)
of investments	230	-	87	391
Net increase (decrease) in net assets from operations	271	-	81	1,102
Changes from principal transactions:
Total unit transactions	(123)	-	775	(3,868)
Increase (decrease) in net assets derived from
principal transactions	(123)	-	775	(3,868)
Total increase (decrease)	148	-	856	(2,766)
Net assets at December 31, 2006	1,709	-	856	10,208
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	-	(3)	159
Total realized gain (loss) on investments
and capital gains distributions	184	-	97	611
Net unrealized appreciation (depreciation)
of investments	(195)	-	65	(468)
Net increase (decrease) in net assets from operations	(15)	-	159	302
Changes from principal transactions:
Total unit transactions	(460)	-	145	(1,792)
Increase (decrease) in net assets derived from
principal transactions	(460)	-	145	(1,792)
Total increase (decrease)	(475)	-	304	(1,490)
Net assets at December 31, 2007	$ 1,234	$ -	$ 1,160	$ 8,718

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING
	Oppenheimer
	Main Street	ING PIMCO	ING Pioneer	ING Stock
	Portfolio® -	High Yield	Fund Portfolio	Index Portfolio
	Institutional	Portfolio -	- Institutional	- Institutional
	Class	Service Class	Class	Class
Net assets at January 1, 2006	$ 597	$ 1,750	$ 5	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	91	-	(41)
Total realized gain (loss) on investments
and capital gains distributions	30	7	-	26
Net unrealized appreciation (depreciation)
of investments	31	22	1	951
Net increase (decrease) in net assets from operations	60	120	1	936
Changes from principal transactions:
Total unit transactions	(211)	(273)	(1)	17,568
Increase (decrease) in net assets derived from
principal transactions	(211)	(273)	(1)	17,568
Total increase (decrease)	(151)	(153)	-	18,504
Net assets at December 31, 2006	446	1,597	5	18,504
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	72	-	122
Total realized gain (loss) on investments
and capital gains distributions	18	(2)	-	732
Net unrealized appreciation (depreciation)
of investments	(3)	(49)	-	(96)
Net increase (decrease) in net assets from operations	14	21	-	758
Changes from principal transactions:
Total unit transactions	(63)	(523)	-	1,408
Increase (decrease) in net assets derived from
principal transactions	(63)	(523)	-	1,408
Total increase (decrease)	(49)	(502)	-	2,166
Net assets at December 31, 2007	$ 397	$ 1,095	$ 5	$ 20,670

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP Index
	Plus	ING VP Index
	International	Plus		ING Baron
	Equity	International	ING American	Small Cap
	Portfolio -	Equity	Century Select	Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ 4,963	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(6)	-
Total realized gain (loss) on investments
and capital gains distributions	-	35	57	-
Net unrealized appreciation (depreciation)
of investments	-	175	(217)	9
Net increase (decrease) in net assets from operations	-	211	(166)	9
Changes from principal transactions:
Total unit transactions	-	2,850	(1,186)	243
Increase (decrease) in net assets derived from
principal transactions	-	2,850	(1,186)	243
Total increase (decrease)	-	3,061	(1,352)	252
Net assets at December 31, 2006	-	3,061	3,611	252
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(36)	8	(8)
Total realized gain (loss) on investments
and capital gains distributions	(4)	473	457	11
Net unrealized appreciation (depreciation)
of investments	(67)	(175)	(189)	3
Net increase (decrease) in net assets from operations	(82)	262	276	6
Changes from principal transactions:
Total unit transactions	4,771	(3,323)	(3,887)	920
Increase (decrease) in net assets derived from
principal transactions	4,771	(3,323)	(3,887)	920
Total increase (decrease)	4,689	(3,061)	(3,611)	926
Net assets at December 31, 2007	$ 4,689	$ -	$ -	$ 1,178

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Legg
		Mason	ING Lord
		Partners	Abbett U.S.	ING Neuberger
	ING JPMorgan	Aggressive	Government	Berman
	International	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2006	$ 1,618	$ 8,161	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(104)	20	(46)
Total realized gain (loss) on investments
and capital gains distributions	245	913	1	(38)
Net unrealized appreciation (depreciation)
of investments	72	(175)	-	318
Net increase (decrease) in net assets from operations	310	634	21	234
Changes from principal transactions:
Total unit transactions	(305)	(1,851)	558	5,277
Increase (decrease) in net assets derived from
principal transactions	(305)	(1,851)	558	5,277
Total increase (decrease)	5	(1,217)	579	5,511
Net assets at December 31, 2006	1,623	6,944	579	5,511
Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	(86)	22	(50)
Total realized gain (loss) on investments
and capital gains distributions	150	720	11	390
Net unrealized appreciation (depreciation)
of investments	(27)	(788)	(1)	(4)
Net increase (decrease) in net assets from operations	137	(154)	32	336
Changes from principal transactions:
Total unit transactions	(64)	(1,328)	1	(1,922)
Increase (decrease) in net assets derived from
principal transactions	(64)	(1,328)	1	(1,922)
Total increase (decrease)	73	(1,482)	33	(1,586)
Net assets at December 31, 2007	$ 1,696	$ 5,462	$ 612	$ 3,925

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING	ING T. Rowe
	ING	Oppenheimer	Price	ING T. Rowe
	Oppenheimer	Strategic	Diversified Mid	Price Growth
	Global	Income	Cap Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2006	$ 41,289	$ 11,614	$ 6,024	$ 15,034
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(477)	(91)	(76)	(153)
Total realized gain (loss) on investments
and capital gains distributions	1,909	75	495	898
Net unrealized appreciation (depreciation)
of investments	4,840	733	(91)	667
Net increase (decrease) in net assets from operations	6,272	717	328	1,412
Changes from principal transactions:
Total unit transactions	(5,672)	(1,867)	(1,917)	(3,934)
Increase (decrease) in net assets derived from
principal transactions	(5,672)	(1,867)	(1,917)	(3,934)
Total increase (decrease)	600	(1,150)	(1,589)	(2,522)
Net assets at December 31, 2006	41,889	10,464	4,435	12,512
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(57)	370	(55)	(109)
Total realized gain (loss) on investments
and capital gains distributions	4,005	266	718	1,318
Net unrealized appreciation (depreciation)
of investments	(1,716)	160	(152)	(218)
Net increase (decrease) in net assets from operations	2,232	796	511	991
Changes from principal transactions:
Total unit transactions	(4,119)	436	(530)	(2,132)
Increase (decrease) in net assets derived from
principal transactions	(4,119)	436	(530)	(2,132)
Total increase (decrease)	(1,887)	1,232	(19)	(1,141)
Net assets at December 31, 2007	$ 40,002	$ 11,696	$ 4,416	$ 11,371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING VP
		ING UBS U.S.	ING Van	Strategic
	ING	Large Cap	Kampen Equity	Allocation
	Thornburg	Equity	and Income	Conservative
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Initial Class	Class I
Net assets at January 1, 2006	$ 2,132	$ 5,898	$ 10,252	$ 1,280
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(32)	53	11
Total realized gain (loss) on investments
and capital gains distributions	158	278	692	122
Net unrealized appreciation (depreciation)
of investments	128	400	237	(54)
Net increase (decrease) in net assets from operations	268	646	982	79
Changes from principal transactions:
Total unit transactions	(557)	(1,351)	(2,585)	(241)
Increase (decrease) in net assets derived from
principal transactions	(557)	(1,351)	(2,585)	(241)
Total increase (decrease)	(289)	(705)	(1,603)	(162)
Net assets at December 31, 2006	1,843	5,193	8,649	1,118
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(37)	75	26
Total realized gain (loss) on investments
and capital gains distributions	241	510	600	59
Net unrealized appreciation (depreciation)
of investments	(114)	(428)	(464)	(33)
Net increase (decrease) in net assets from operations	109	45	211	52
Changes from principal transactions:
Total unit transactions	(156)	(741)	(2,030)	404
Increase (decrease) in net assets derived from
principal transactions	(156)	(741)	(2,030)	404
Total increase (decrease)	(47)	(696)	(1,819)	456
Net assets at December 31, 2007	$ 1,796	$ 4,497	$ 6,830	$ 1,574

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING VP	ING VP Global
	Allocation	Allocation	Growth and	Science and
	Growth	Moderate	Income	Technology
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2006	$ 2,546	$ 1,787	$ 9,080	$ 2,334
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	6	(30)	(26)
Total realized gain (loss) on investments
and capital gains distributions	202	81	1,301	98
Net unrealized appreciation (depreciation)
of investments	67	97	(336)	67
Net increase (decrease) in net assets from operations	273	184	935	139
Changes from principal transactions:
Total unit transactions	(516)	197	(3,755)	(41)
Increase (decrease) in net assets derived from
principal transactions	(516)	197	(3,755)	(41)
Total increase (decrease)	(243)	381	(2,820)	98
Net assets at December 31, 2006	2,303	2,168	6,260	2,432
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	18	(7)	(29)
Total realized gain (loss) on investments
and capital gains distributions	228	152	662	82
Net unrealized appreciation (depreciation)
of investments	(160)	(92)	(304)	363
Net increase (decrease) in net assets from operations	72	78	351	416
Changes from principal transactions:
Total unit transactions	(278)	109	(1,453)	411
Increase (decrease) in net assets derived from
principal transactions	(278)	109	(1,453)	411
Total increase (decrease)	(206)	187	(1,102)	827
Net assets at December 31, 2007	$ 2,097	$ 2,355	$ 5,158	$ 3,259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP	ING VP Index	ING VP Index	ING VP Index
	Growth	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2006	$ 3,378	$ 20,638	$ 7,660	$ 4
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	34	(40)	-
Total realized gain (loss) on investments
and capital gains distributions	60	5,125	642	-
Net unrealized appreciation (depreciation)
of investments	47	(3,316)	126	-
Net increase (decrease) in net assets from operations	67	1,843	728	-
Changes from principal transactions:
Total unit transactions	530	(18,186)	2,090	2
Increase (decrease) in net assets derived from
principal transactions	530	(18,186)	2,090	2
Total increase (decrease)	597	(16,343)	2,818	2
Net assets at December 31, 2006	3,975	4,295	10,478	6
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	(3)	(36)	-
Total realized gain (loss) on investments
and capital gains distributions	501	367	907	1
Net unrealized appreciation (depreciation)
of investments	14	(210)	(468)	(1)
Net increase (decrease) in net assets from operations	484	154	403	-
Changes from principal transactions:
Total unit transactions	(948)	(1,659)	2,364	3
Increase (decrease) in net assets derived from
principal transactions	(948)	(1,659)	2,364	3
Total increase (decrease)	(464)	(1,505)	2,767	3
Net assets at December 31, 2007	$ 3,511	$ 2,790	$ 13,245	$ 9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP
	International	ING VP Small	ING VP Value	ING VP High
	Equity	Company	Opportunity	Yield Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2006	$ 1,898	$ 17,154	$ 2,278	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(139)	2	188
Total realized gain (loss) on investments
and capital gains distributions	419	3,728	194	(7)
Net unrealized appreciation (depreciation)
of investments	(14)	(932)	86	76
Net increase (decrease) in net assets from operations	413	2,657	282	257
Changes from principal transactions:
Total unit transactions	(114)	(159)	(665)	4,225
Increase (decrease) in net assets derived from
principal transactions	(114)	(159)	(665)	4,225
Total increase (decrease)	299	2,498	(383)	4,482
Net assets at December 31, 2006	2,197	19,652	1,895	4,482
Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	(187)	5	253
Total realized gain (loss) on investments
and capital gains distributions	284	3,611	103	16
Net unrealized appreciation (depreciation)
of investments	(233)	(2,477)	(74)	(236)
Net increase (decrease) in net assets from operations	110	947	34	33
Changes from principal transactions:
Total unit transactions	(2,307)	(602)	(376)	(913)
Increase (decrease) in net assets derived from
principal transactions	(2,307)	(602)	(376)	(913)
Total increase (decrease)	(2,197)	345	(342)	(880)
Net assets at December 31, 2007	$ -	$ 19,997	$ 1,553	$ 3,602

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING VP
	ING VP	SmallCap	ING VP	ING VP
	International	Opportunities	Balanced	Intermediate
	Value Portfolio	Portfolio -	Portfolio -	Bond Portfolio
	- Class I	Class I	Class I	- Class I
Net assets at January 1, 2006	$ 690	$ 1	$ 17,405	$ 8,134
Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	-	197	190
Total realized gain (loss) on investments
and capital gains distributions	174	-	586	(208)
Net unrealized appreciation (depreciation)
of investments	(32)	-	887	213
Net increase (decrease) in net assets from operations	160	-	1,670	195
Changes from principal transactions:
Total unit transactions	(594)	3	2,364	(988)
Increase (decrease) in net assets derived from
principal transactions	(594)	3	2,364	(988)
Total increase (decrease)	(434)	3	4,034	(793)
Net assets at December 31, 2006	256	4	21,439	7,341
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	-	338	212
Total realized gain (loss) on investments
and capital gains distributions	35	-	1,868	6
Net unrealized appreciation (depreciation)
of investments	-	-	(1,251)	161
Net increase (decrease) in net assets from operations	41	-	955	379
Changes from principal transactions:
Total unit transactions	(297)	3	(467)	798
Increase (decrease) in net assets derived from
principal transactions	(297)	3	(467)	798
Total increase (decrease)	(256)	3	488	1,177
Net assets at December 31, 2007	$ -	$ 7	$ 21,927	$ 8,518

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			Lord Abbett
			Series Fund -
	ING VP Money	ING VP	Growth and
	Market	Natural	Income	Oppenheimer
	Portfolio -	Resources	Portfolio -	Main Street
	Class I	Trust	Class VC	Fund®/VA
Net assets at January 1, 2006	$ 12,320	$ 379	$ 3,871	$ 5,863
Increase (decrease) in net assets
Operations:
Net investment income (loss)	213	(5)	33	40
Total realized gain (loss) on investments
and capital gains distributions	113	96	277	1,243
Net unrealized appreciation (depreciation)
of investments	139	(25)	502	(948)
Net increase (decrease) in net assets from operations	465	66	812	335
Changes from principal transactions:
Total unit transactions	873	(141)	2,641	(6,140)
Increase (decrease) in net assets derived from
principal transactions	873	(141)	2,641	(6,140)
Total increase (decrease)	1,338	(75)	3,453	(5,805)
Net assets at December 31, 2006	13,658	304	7,324	58
Increase (decrease) in net assets
Operations:
Net investment income (loss)	405	1	27	-
Total realized gain (loss) on investments
and capital gains distributions	158	113	817	-
Net unrealized appreciation (depreciation)
of investments	3	(131)	(662)	2
Net increase (decrease) in net assets from operations	566	(17)	182	2
Changes from principal transactions:
Total unit transactions	1,580	(287)	1,958	(3)
Increase (decrease) in net assets derived from
principal transactions	1,580	(287)	1,958	(3)
Total increase (decrease)	2,146	(304)	2,140	(1)
Net assets at December 31, 2007	$ 15,804	$ -	$ 9,464	$ 57

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

PIMCO Real
	Oppenheimer	Return	Pioneer Equity	Pioneer Mid
	Main Street	Portfolio -	Income VCT	Cap Value
	Small Cap	Administrative	Portfolio - Class	VCT Portfolio -
	Fund®/VA	Class	I	Class I
Net assets at January 1, 2006	$ -	$ -	$ 1	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	-	-	-
Total increase (decrease)	-	-	-	-
Net assets at December 31, 2006	-	-	1	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	(2)	-
Net increase (decrease) in net assets from operations	-	-	(2)	-
Changes from principal transactions:
Total unit transactions	2	-	16	-
Increase (decrease) in net assets derived from
principal transactions	2	-	16	-
Total increase (decrease)	2	-	14	-
Net assets at December 31, 2007	$ 2	$ -	$ 15	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account I of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Insurance Company of America (“IICA”) to support the operations of variable annuity contracts (“Contracts”).

Effective December 31, 2005 (the “merger date”), IICA was merged with and into ING
Life Insurance and Annuity Company (“ILIAC” or the “Company”). As of the merger date, IICA ceased to exist and was succeeded by ILIAC. In conjunction with the merger, the Account was transferred to ILIAC and had its name changed to Variable Annuity
Account I of ING Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an
insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

Contracts are identified in Note 8 (Unit Summary) by the qualifiers ILIAC I, ILIAC II, and ILIAC III. ILIAC I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued beginning June 28, 1995. ILIAC II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual
Retirement Annuity Contracts issued beginning May 1, 1998. Contracts are no longer sold under qualifiers ILIAC I and ILIAC II. ILIAC III Contracts represent certain group
Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e)
plans issued beginning September 24, 2000.

At December 31, 2007, the Account had 67 active investment divisions (the “Divisions”),
24 of which invest in independently managed mutual funds and 43 of which invest in mutual funds managed by an affiliate, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”), formerly Directed Services, Inc. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment Divisions with asset balances at December 31, 2007 and related Trusts are as follows:

AIM Variable Insurance Funds:
      AIM V.I. Core Equity Fund - Series I Shares
Calvert Variable Series, Inc:
      Calvert Social Balanced Portfolio
EuroPacific Growth Fund®:
      EuroPacific Growth Fund® - Class R-4*
Federated Insurance Series:
      Federated American Leaders Fund II
      Federated Capital Income Fund II
      Federated Equity Income Fund II
      Federated Fund for U.S. Government Securities II
      Federated High Income Bond Fund II
      Federated International Equity Fund II
      Federated Mid Cap Growth Strategies
      Fund II Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
      Fidelity® VIP Equity-Income Portfolio - Initial Class
      Fidelity® VIP Growth Portfolio - Initial Class
      Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
      Fidelity® VIP Contrafund® Portfolio - Initial Class
      Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
      Fidelity® VIP Investment Grade Bond Portfolio -
            Initial Class
The Growth Fund of America®, Inc.:
      The Growth Fund of America® - Class R-4*
ING Investors Trust:
      ING BlackRock Large Cap Growth Portfolio -
            Institutional Class**
      ING Evergreen Omega Portfolio - Institutional Class
      ING FMRSM Diversified Mid Cap Portfolio -
            Institutional Class*
      ING FMRSM Large Cap Growth Portfolio -
            Institutional Class
      ING Global Resources Portfolio - Service Class**
      ING JPMorgan Emerging Markets Equity Portfolio -
            Institutional Class
      ING JPMorgan Value Opportunities Portfolio -
            Service Class
      ING Marsico International Opportunities Portfolio -
            Service Class*
      ING MFS Total Return Portfolio - Institutional Class
      ING Oppenheimer Main Street Portfolio® -
            Institutional Class
      ING PIMCO High Yield Portfolio - Service Class
      ING Pioneer Fund Portfolio - Institutional Class
      ING Stock Index Portfolio - Institutional Class*
      ING VP Index Plus International Equity Portfolio -
            Institutional Class**
ING Partners, Inc.:
      ING Baron Small Cap Growth Portfolio - Service
            Class*
      ING JPMorgan International Portfolio - Initial Class

ING Partners, Inc. (continued):
      ING Legg Mason Partners Aggressive Growth
            Portfolio - Initial Class
      ING Lord Abbett U.S. Government Securities
            Portfolio - Initial Class*
      ING Neuberger Berman Partners Portfolio - Initial
            Class*
      ING Oppenheimer Global Portfolio - Initial Class
      ING Oppenheimer Strategic Income Portfolio - Initial
            Class
      ING T. Rowe Price Diversified Mid Cap Growth
            Portfolio - Initial Class
      ING T. Rowe Price Growth Equity Portfolio - Initial Class
      ING Thornburg Value Portfolio - Initial Class
      ING UBS U.S. Large Cap Equity Portfolio - Initial
            Class
      ING Van Kampen Equity and Income Portfolio -
            Initial Class
ING Strategic Allocation Portfolios, Inc.:
      ING VP Strategic Allocation Conservative Portfolio -
             Class I
      ING VP Strategic Allocation Growth Portfolio - Class
            I
      ING VP Strategic Allocation Moderate Portfolio -
            Class I
ING Variable Funds:
      ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:
      ING VP Global Science and Technology Portfolio -
            Class I
      ING VP Growth Portfolio - Class I
      ING VP Index Plus LargeCap Portfolio - Class I
      ING VP Index Plus MidCap Portfolio - Class I
      ING VP Index Plus SmallCap Portfolio - Class I
      ING VP Small Company Portfolio - Class I
      ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
      ING VP High Yield Bond Portfolio - Class I*
      ING VP International Value Portfolio - Class I
      ING VP SmallCap Opportunities Portfolio - Class I
ING VP Balanced Portfolio, Inc.:
      ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
      ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
      ING VP Money Market Portfolio - Class I
Lord Abbett Series Fund, Inc:
      Lord Abbett Series Fund - Growth and Income
            Portfolio - Class VC
Oppenheimer Variable Account Funds:
      Oppenheimer Main Street Fund®/VA
      Oppenheimer Main Street Small Cap Fund®/VA

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class*
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I*

*	Division became available in 2006
**	Division became available in 2007

The names of certain Divisions were changed during 2007. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING Wells Fargo Disciplined Value Portfolio - Service Class ING Partners, Inc.: ING Davis New York Venture Portfolio - Service Class	ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class ING Partners, Inc.: ING Davis Venture Value Portfolio - Service Class

The following Divisions were closed during 2007:

AIM V. I. Capital Appreciation Fund - Series I Shares
ING American Century Select Portfolio - Initial Class
ING VP Index Plus International Equity Portfolio - Service Class
ING VP International Equity Portfolio - Class I
ING VP Natural Resources Trust

The following Divisions were available to contractowners during 2007, but did not have any activity as of December 31, 2007:

Capital One Funds:
      Capital One Mid Cap Equity Fund - Class A
Evergreen Equity Trust:
      Evergreen Special Values Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
      Franklin Small Cap Value Securities Fund - Class 2
ING Investors Trust:
      ING AllianceBernstein Mid Cap Growth Portfolio -
            Service Class
      ING BlackRock Large Cap Growth Portfolio - Service
           Class
      ING Evergreen Health Sciences Portfolio - Service
            Class
      ING FMRSM Diversified Mid Cap Portfolio - Service
            Class
      ING JPMorgan Emerging Markets Equity Portfolio -
            Service Class
      ING JPMorgan Small Cap Core Equity Portfolio -
            Service Class
      ING Julius Baer Foreign Portfolio - Service Class
      ING Legg Mason Value Portfolio - Service Class

ING Investors Trust (continued):
      ING Marsico Growth Portfolio - Service Class
      ING MFS Utilities Portfolio - Service Class
      ING Oppenheimer Main Street Portfolio® - Service
            Class
      ING Pioneer Equity Income Portfolio - Institutional
            Class
      ING Pioneer Mid Cap Value Portfolio - Institutional
            Class
      ING T. Rowe Price Capital Appreciation Portfolio -
            Service Class
      ING Templeton Global Growth Portfolio - Service
            Class
      ING Van Kampen Growth and Income Portfolio -
            Service Class
      ING Van Kampen Real Estate Portfolio - Service
            Class
      ING Wells Fargo Disciplined Value Portfolio -
            Service Class
      ING Wells Fargo Small Cap Disciplined Portfolio -
            Service Class

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc.:
     ING American Century Large Company Value
          Portfolio - Service Class
     ING American Century Small-Mid Cap Value
          Portfolio - Service Class
     ING Baron Asset Portfolio - Service Class
     ING Columbia Small Cap Value II Portfolio - Service
          Class
     ING Davis New York Venture Portfolio - Service
          Class
     ING JPMorgan Mid Cap Value Portfolio - Service Class
     ING Neuberger Berman Partners Portfolio - Service Class
     ING OpCap Balanced Value Portfolio - Service Class
     ING PIMCO Total Return Portfolio - Service Class
     ING Pioneer High Yield Portfolio - Initial Class
     ING Solution 2015 Portfolio - Service Class
     ING Solution 2025 Portfolio - Service Class
     ING Solution 2035 Portfolio - Service Class
     ING Solution 2045 Portfolio - Service Class
     ING Solution Income Portfolio - Service Class
     ING T. Rowe Price Diversified Mid Cap Growth
          Portfolio - Service Class
     ING Templeton Foreign Equity Portfolio - Service
          Class
     ING Van Kampen Comstock Portfolio - Service Class
     ING Van Kampen Equity and Income Portfolio -
          Service Class

ING Variable Products Trust:
     ING VP Financial Services Portfolio - Class I
     ING VP MidCap Opportunities Portfolio - Class I
     ING VP Real Estate Portfolio - Class I
Lazard Funds, Inc.:
     Lazard Mid Cap Portfolio - Open Shares
Lord Abbett Series Fund, Inc.:
     Lord Abbett Series Fund - Mid-Cap Value Portfolio -
          Class VC
Neuberger Berman Advisers Management Trust:
     Neuberger Berman Socially Responsive Fund® - Trust
          Class
New Perspective Fund®, Inc.:
     New Perspective Fund® - Class R-4
Oppenheimer Developing Markets Fund:
     Oppenheimer Developing Markets Fund - Class A
Pioneer Variable Contracts Trust:
     Pioneer Emerging Markets VCT Portfolio - Class I
     Pioneer High Yield VCT Portfolio - Class I
     Premier VIT OpCap Mid Cap Portfolio
Templeton Income Trust:
     Templeton Global Bond Fund - Class A
Wanger Advisors Trust:
     Wanger Select
     Wanger U.S. Smaller Companies
Washington Mutual Investors FundSM , Inc.:
     Washington Mutual Investors FundSM , Inc. - Class R-4

The following Division was available to contractowners during 2007, but had no net assets as of December 31, 2007:

ING Lord Abbett Affiliated Portfolio - Institutional Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each
Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3.	New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

4.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract or certificate maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken, as specified in the
Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

5.	Related Party Transactions

During the year ended December 31, 2007, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to
ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for fees at annual rates ranging from 0.26% to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to ING VP Intermediate Bond Portfolio, ING VP
Balanced Portfolio, Inc., ING VP Money Market Portfolio, ING Strategic Allocation
Portfolios, Inc., ING Variable Funds, ING Variable Portfolios, Inc., and ING Variable
Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars In Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 39	$ 44	$ 2,243 $	2,177
AIM V.I. Core Equity Fund - Series I Shares	1,220	919	3,810	1,055
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	79	54	25	68
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-4	5,861	1,129	4,044	38
Federated Insurance Series:
Federated American Leaders Fund II	4,985	10,804	6,793	12,448
Federated Capital Income Fund II	299	732	497	1,169
Federated Equity Income Fund II	415	2,473	383	3,622
Federated Fund for U.S. Government Securities II	195	412	233	1,553
Federated High Income Bond Fund II	530	1,717	724	1,969
Federated International Equity Fund II	107	1,864	230	2,273
Federated Mid Cap Growth Strategies Fund II	69	3,042	182	4,152
Federated Prime Money Fund II	823	889	539	628
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,642	6,552	5,219	8,400
Fidelity® VIP Growth Portfolio - Initial Class	159	189	2,545	31,124
Fidelity® VIP High Income Portfolio - Initial Class	-	-	209	6,609
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	10,460	7,127	5,464	8,103
Fidelity® VIP Index 500 Portfolio - Initial Class	1,476	4,869	1,485	7,361
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	11	14	12	47
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-4	6,734	1,628	20,949	452
ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio - Institutional
Class	3,768	599	-	-
ING Evergreen Omega Portfolio - Institutional Class	122	247	3	254
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	491	917	4,458	1,308
ING FMRSM Large Cap Growth Portfolio - Institutional Class	101	2,637	11,516	2,499
ING Global Resources Portfolio - Service Class	314	77	-	-
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class	666	340	694	293
ING JPMorgan Value Opportunities Portfolio - Service Class	166	552	445	566
ING Lord Abbett Affiliated Portfolio - Institutional Class	22	22	-	-
ING Marsico International Opportunities Portfolio - Service
Class	544	341	809	40
ING MFS Total Return Portfolio - Institutional Class	1,099	2,235	1,290	4,530
ING Oppenheimer Main Street Portfolio® - Institutional Class	36	99	201	414

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars In Thousands)
ING Investors Trust (continued):
ING PIMCO High Yield Portfolio - Service Class	$ 261	$ 706	$ 341 $	508
ING Pioneer Fund Portfolio - Institutional Class	-	1	-	1
ING Stock Index Portfolio - Institutional Class	4,357	2,266	18,200	672
ING VP Index Plus International Equity Portfolio - Institutional
Class	5,264	504	-	-
ING VP Index Plus International Equity Portfolio - Service
Class	424	3,775	4,180	1,261
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	32	3,911	218	1,410
ING Baron Small Cap Growth Portfolio - Service Class	1,014	101	243	-
ING JPMorgan International Portfolio - Initial Class	413	463	541	853
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	133	1,548	276	2,231
ING Lord Abbett U.S. Government Securities Portfolio - Initial
Class	358	335	636	58
ING Neuberger Berman Partners Portfolio - Initial Class	827	2,600	6,160	929
ING Oppenheimer Global Portfolio - Initial Class	5,175	7,684	3,740	9,828
ING Oppenheimer Strategic Income Portfolio - Initial Class	3,592	2,786	1,992	3,950
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class	1,173	1,365	805	2,680
ING T. Rowe Price Growth Equity Portfolio - Initial Class	986	2,680	591	4,657
ING Thornburg Value Portfolio - Initial Class	484	658	95	670
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,098	1,876	228	1,611
ING Van Kampen Equity and Income Portfolio - Initial Class	702	2,453	1,440	3,638
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	834	369	530	727
ING VP Strategic Allocation Growth Portfolio - Class I	441	600	481	955
ING VP Strategic Allocation Moderate Portfolio - Class I	792	581	590	347
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	134	1,594	222	4,007
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	831	449	603	670
ING VP Growth Portfolio - Class I	805	1,784	1,051	560
ING VP Index Plus LargeCap Portfolio - Class I	748	2,410	2,457	20,611
ING VP Index Plus MidCap Portfolio - Class I	4,244	1,067	3,351	677
ING VP Index Plus SmallCap Portfolio - Class I	4	-	2	-
ING VP International Equity Portfolio - Class I	1,286	3,290	1,926	2,032
ING VP Small Company Portfolio - Class I	5,920	3,758	6,209	3,810
ING VP Value Opportunity Portfolio - Class I	85	456	250	913
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	808	1,460	5,820	1,489
ING VP International Value Portfolio - Class I	738	920	1,696	2,261
ING VP SmallCap Opportunities Portfolio - Class I	3	-	3	-

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars In Thousands)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	$ 4,663	$ 3,939	$ 6,253 $	3,692
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	2,946	1,938	2,232	3,029
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	14,181	12,197	15,736	14,650
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	55	287	24	145
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class
VC	3,931	1,304	3,370	467
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA	1	3	72	6,173
Oppenheimer Main Street Small Cap Fund®/VA	2	-	-	-
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	-	-	398	1
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	15	-	5	4
Pioneer Mid Cap Value VCT Portfolio - Class I	-	-	-	-

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units

The net changes in units outstanding follow:

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	3,996	4,419	(423)	245,356	246,201	(845)
AIM V.I. Core Equity Fund - Series I Shares	111,613	85,303	26,310	429,673	120,163	309,510
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	4,554	3,760	794	3,860	7,677	(3,817)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-4	285,568	62,552	223,016	244,382	2,456	241,926
Federated Insurance Series:
Federated American Leaders Fund II	2,968	393,824	(390,856)	20,038	507,723	(487,685)
Federated Capital Income Fund II	5,972	43,071	(37,099)	17,786	79,720	(61,934)
Federated Equity Income Fund II	9,272	135,788	(126,516)	15,774	233,411	(217,637)
Federated Fund for U.S. Government Securities II	8,112	24,484	(16,372)	10,025	100,118	(90,093)
Federated High Income Bond Fund II	3,692	90,131	(86,439)	12,234	115,849	(103,615)
Federated International Equity Fund II	3,686	83,985	(80,299)	15,449	121,002	(105,553)
Federated Mid Cap Growth Strategies Fund II	2,150	101,616	(99,466)	11,087	165,005	(153,918)
Federated Prime Money Fund II	59,424	66,984	(7,560)	48,643	58,097	(9,454)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	24,264	263,528	(239,264)	130,438	471,398	(340,960)
Fidelity® VIP Growth Portfolio - Initial Class	17,448	18,381	(933)	337,753	3,050,041	(2,712,288)
Fidelity® VIP High Income Portfolio - Initial Class	1	18	(17)	11,664	538,926	(527,262)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	213,575	228,920	(15,345)	212,230	363,226	(150,996)
Fidelity® VIP Index 500 Portfolio - Initial Class	49,748	205,946	(156,198)	98,536	391,054	(292,518)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	-	608	(608)	129	2,802	(2,673)
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-4	355,559	106,955	248,604	1,575,495	37,650	1,537,845

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	376,395	57,274	319,121	-	-	-
ING Evergreen Omega Portfolio - Institutional Class	9,539	20,644	(11,105)	258	23,117	(22,859)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	43,808	81,210	(37,402)	437,274	151,612	285,662
ING FMRSM Large Cap Growth Portfolio - Institutional Class	10,571	245,419	(234,848)	1,160,224	270,096	890,128
ING Global Resources Portfolio - Service Class	28,126	6,497	21,629	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	37,908	20,135	17,773	64,230	33,104	31,126
ING JPMorgan Value Opportunities Portfolio - Service Class	5,723	40,881	(35,158)	42,063	53,100	(11,037)
ING Lord Abbett Affiliated Portfolio - Institutional Class	1,956	1,956	-	-	-	-
ING Marsico International Opportunities Portfolio - Service Class	40,663	29,413	11,250	83,617	3,583	80,034
ING MFS Total Return Portfolio - Institutional Class	30,199	180,679	(150,480)	81,959	441,907	(359,948)
ING Oppenheimer Main Street Portfolio® - Institutional Class	2,277	7,112	(4,835)	23,686	42,304	(18,618)
ING PIMCO High Yield Portfolio - Service Class	14,403	60,198	(45,795)	22,221	47,283	(25,062)
ING Pioneer Fund Portfolio - Institutional Class	10	60	(50)	63	118	(55)
ING Stock Index Portfolio - Institutional Class	261,929	159,876	102,053	1,480,137	56,698	1,423,439
ING VP Index Plus International Equity Portfolio - Institutional Class	539,197	50,994	488,203	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	36,618	317,141	(280,523)	421,517	140,993	280,524
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	847	348,075	(347,228)	22,825	138,640	(115,815)
ING Baron Small Cap Growth Portfolio - Service Class	54,604	5,344	49,260	14,256	-	14,256
ING JPMorgan International Portfolio - Initial Class	22,172	26,033	(3,861)	44,129	64,639	(20,510)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	12,196	126,133	(113,937)	311,036	480,590	(169,554)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	30,707	30,824	(117)	61,011	5,502	55,509
ING Neuberger Berman Partners Portfolio - Initial Class	59,404	239,192	(179,788)	670,012	136,640	533,372
ING Oppenheimer Global Portfolio - Initial Class	223,806	501,895	(278,089)	424,638	869,460	(444,822)
ING Oppenheimer Strategic Income Portfolio - Initial Class	281,411	241,866	39,545	234,081	416,450	(182,369)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	57,716	96,465	(38,749)	91,295	253,835	(162,540)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	29,001	112,085	(83,084)	42,927	242,149	(199,222)
ING Thornburg Value Portfolio - Initial Class	30,889	41,042	(10,153)	9,853	53,810	(43,957)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	90,592	148,147	(57,555)	31,367	152,071	(120,704)
ING Van Kampen Equity and Income Portfolio - Initial Class	29,067	191,118	(162,051)	137,838	364,742	(226,904)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	41,184	19,399	21,785	58,250	73,856	(15,606)
ING VP Strategic Allocation Growth Portfolio - Class I	14,244	28,295	(14,051)	27,013	53,306	(26,293)
ING VP Strategic Allocation Moderate Portfolio - Class I	34,242	29,476	4,766	32,407	21,092	11,315
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	4,122	89,189	(85,067)	31,037	320,754	(289,717)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	173,991	95,606	78,385	160,612	171,659	(11,047)
ING VP Growth Portfolio - Class I	73,187	163,263	(90,076)	111,273	58,645	52,628
ING VP Index Plus LargeCap Portfolio - Class I	51,786	133,180	(81,394)	270,500	2,049,814	(1,779,314)
ING VP Index Plus MidCap Portfolio - Class I	159,457	47,459	111,998	151,305	40,751	110,554
ING VP Index Plus SmallCap Portfolio - Class I	141	-	141	118	-	118
ING VP International Equity Portfolio - Class I	75,085	239,409	(164,324)	172,372	187,030	(14,658)
ING VP Small Company Portfolio - Class I	151,522	159,064	(7,542)	236,196	220,525	15,671
ING VP Value Opportunity Portfolio - Class I	2,787	21,184	(18,397)	16,891	54,197	(37,306)
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	45,806	130,505	(84,699)	575,486	153,075	422,411
ING VP International Value Portfolio - Class I	35,668	51,043	(15,375)	116,601	154,447	(37,846)
ING VP SmallCap Opportunities Portfolio - Class I	348	-	348	309	-	309
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	249,008	252,869	(3,861)	453,086	289,564	163,522
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	175,110	116,562	58,548	149,428	209,834	(60,406)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	1,094,086	959,572	134,514	1,962,607	1,883,786	78,821
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	-	10,840	(10,840)	-	5,365	(5,365)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	231,570	90,027	141,543	254,368	45,079	209,289

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year ended December 31
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA	4	227	(223)	23,174	464,885	(441,711)
Oppenheimer Main Street Small Cap Fund®/VA	120	-	120	-	-	-
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	-	-	-	35	-	35
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	954	1	953	367	320	47
Pioneer Mid Cap Value VCT Portfolio - Class I	-	-	-	16	-	16

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Unit Summary

Unit value information for units outstanding, by Contract type, as of December 31, 2007 follows:

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Core Equity Fund - Series I Shares
Contracts in accumulation period:
ILIAC III	673,262.865	$ 10.48	$ 7,055,795
	673,262.865		$ 7,055,795
Calvert Social Balanced Portfolio
Contracts in accumulation period:
ILIAC I	12,925.017	$ 13.66	$ 176,556
ILIAC II	2,599.515	13.57	35,275
ILIAC III	30.332	11.66	354
	15,554.864		$ 212,185
EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ILIAC III	464,941.173	$ 19.51	$ 9,071,002
	464,941.173		$ 9,071,002
Federated American Leaders Fund II
Annuity contracts in payout	3,468.466	$ 18.68	$ 64,791
Contracts in accumulation period:
ILIAC I	1,295,736.362	23.57	30,540,506
	1,299,204.828		$ 30,605,297
Federated Capital Income Fund II
Annuity contracts in payout	2,146.393	14.03	30,114
Contracts in accumulation period:
ILIAC I	229,094.444	15.74	3,605,947
	231,240.837		$ 3,636,061
Federated Equity Income Fund II
Annuity contracts in payout	4,307.048	14.71	63,357
Contracts in accumulation period:
ILIAC I	427,854.642	17.09	7,312,036
	432,161.690		$ 7,375,393
Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
ILIAC I	74,990.794	16.69	1,251,596
	74,990.794		$ 1,251,596
Federated High Income Bond Fund II
Annuity contracts in payout	823.795	16.06	13,230
Contracts in accumulation period:
ILIAC I	256,311.523	18.13	4,646,928
	257,135.318		$ 4,660,158
Federated International Equity Fund II
Annuity contracts in payout	2,033.726	20.51	41,712
Contracts in accumulation period:
ILIAC I	279,293.055	21.55	6,018,765
	281,326.781		$ 6,060,477

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
ILIAC I	340,955.469	29.57	10,082,053
	340,955.469		$ 10,082,053
Federated Prime Money Fund II
Contracts in accumulation period:
ILIAC I	68,612.838	13.22	907,062
	68,612.838		$ 907,062
Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	747,375.440	24.81	18,542,385
ILIAC II	167,210.740	16.49	2,757,305
ILIAC III	3,261.344	14.90	48,594
	917,847.524		$ 21,348,284
Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
ILIAC III	1.906	$ 10.43	$ 20
	1.906		$ 20
Fidelity® VIP High Income Portfolio - Initial Class
Annuity contracts in payout	295.922	$ 10.71	$ 3,169
	295.922		$ 3,169
Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	572,159.015	35.15	20,111,389
ILIAC II	111,430.705	23.55	2,624,193
ILIAC III	228,180.343	17.24	3,933,829
	911,770.063		$ 26,669,411
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	365,034.824	$ 25.18	$ 9,191,577
ILIAC II	86,806.237	14.86	1,289,941
	451,841.061		$ 10,481,518
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	15,323.523	$ 17.12	$ 262,339
	15,323.523		$ 262,339
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ILIAC III	1,786,448.819	$ 14.77	26,385,849
	1,786,448.819		$ 26,385,849

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Institutional
Class
Annuity contracts in payout	4,796.804	$ 9.78	$ 46,913
Contracts in accumulation period:
ILIAC I	278,695.894	9.77	2,722,859
ILIAC II	35,574.645	9.78	347,920
ILIAC III	53.753	10.42	560
	319,121.096		$ 3,118,252
ING Evergreen Omega Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	72,799.839	$ 11.72	$ 853,214
	72,799.839		$ 853,214
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	191,674.524	11.16	2,139,088
ILIAC II	56,585.727	11.19	633,194
	248,260.251		$ 2,772,282
ING FMRSM Large Cap Growth Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	662,915.186	$ 10.27	$ 6,808,139
ILIAC II	106,467.532	10.31	1,097,680
	769,382.718		$ 7,905,819
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	21,629.312	14.18	306,704
	21,629.312		$ 306,704
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
ILIAC I	57,901.261	20.16	1,167,289
ILIAC II	12,984.027	20.23	262,667
	70,885.288		$ 1,429,956
ING JPMorgan Value Opportunities Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	98,827.953	$ 12.27	$ 1,212,619
ILIAC II	1,731.197	12.32	21,328
	100,559.150		$ 1,233,947
ING Marsico International Opportunities Portfolio - Service
Class
Contracts in accumulation period:
ILIAC I	81,551.618	$ 12.70	$ 1,035,706
ILIAC II	9,731.975	12.74	123,985
	91,283.593		$ 1,159,691

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	598,110.873	11.86	7,093,595
ILIAC II	136,399.662	11.91	1,624,520
	734,510.535		$ 8,718,115
ING Oppenheimer Main Street Portfolio® - Institutional Class
Contracts in accumulation period:
ILIAC I	21,881.516	$ 12.93	$ 282,928
ILIAC II	8,762.953	12.98	113,743
	30,644.469		$ 396,671
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	93,630.966	$ 11.45	$ 1,072,075
ILIAC II	2,035.755	11.49	23,391
	95,666.721		$ 1,095,466
ING Pioneer Fund Portfolio - Institutional Class
Annuity contracts in payout	398.390	12.42	4,948
	398.390		$ 4,948
ING Stock Index Portfolio - Institutional Class
ILIAC III	1,525,491.649	13.55	20,670,412
	1,525,491.649		$ 20,670,412
ING VP Index Plus International Equity Portfolio -
Institutional Class
Annuity contracts in payout	39,543.646	$ 9.41	$ 372,106
Contracts in accumulation period:
ILIAC I	375,726.243	9.62	3,614,486
ILIAC II	72,929.363	9.63	702,310
ILIAC III	4.171	9.56	40
	488,203.423		$ 4,688,942
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
ILIAC III	63,515.476	$ 18.55	$ 1,178,212
	63,515.476		$ 1,178,212
ING JPMorgan International Portfolio - Initial Class
Annuity contracts in payout	2,195.212	$ 19.00	$ 41,709
Contracts in accumulation period:
ILIAC I	80,810.217	17.81	1,439,230
ILIAC II	12,412.006	17.06	211,749
ILIAC III	276.641	12.17	3,367
	95,694.076		$ 1,696,055

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class
Annuity contracts in payout	358.688	$ 11.25	$ 4,035
Contracts in accumulation period:
ILIAC I	445,030.001	11.33	5,042,190
ILIAC II	39,988.566	10.04	401,485
ILIAC III	2,001.756	7.18	14,373
	487,379.011		$ 5,462,083
ING Lord Abbett U.S. Government Securities Portfolio - Initial
Class
Contracts in accumulation period:
ILIAC I	53,148.773	$ 11.04	$ 586,762
ILIAC II	2,243.593	11.06	24,814
	55,392.366		$ 611,576
ING Neuberger Berman Partners Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	240,029.056	$ 11.09	$ 2,661,922
ILIAC II	113,556.086	11.12	1,262,744
	353,585.142		$ 3,924,666
ING Oppenheimer Global Portfolio - Initial Class
Annuity contracts in payout	5,211.654	$ 14.26	$ 74,318
Contracts in accumulation period:
ILIAC I	1,154,427.027	14.67	16,935,444
ILIAC II	149,191.446	14.73	2,197,590
ILIAC III	1,445,094.514	14.39	20,794,910
	2,753,924.641		$ 40,002,262
ING Oppenheimer Strategic Income Portfolio - Initial Class
Annuity contracts in payout	680.499	$ 11.64	$ 7,921
Contracts in accumulation period:
ILIAC I	426,900.905	11.58	4,943,512
ILIAC II	89,895.516	11.63	1,045,485
ILIAC III	491,714.462	11.59	5,698,971
	1,009,191.382		$ 11,695,889
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Contracts in accumulation period:
ILIAC I	282,337.643	$ 14.06	$ 3,969,667
ILIAC II	31,599.970	14.12	446,192
	313,937.613		$ 4,415,859
ING T. Rowe Price Growth Equity Portfolio - Initial Class
Annuity contracts in payout	7,009.413	17.33	121,473
Contracts in accumulation period:
ILIAC I	395,796.188	24.59	9,732,628
ILIAC II	67,347.423	17.33	1,167,131
ILIAC III	26,577.238	13.16	349,756
	496,730.262		$ 11,370,988

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
Annuity contracts in payout	1,213.035	$ 19.73	$ 23,933
Contracts in accumulation period:
ILIAC I	97,020.869	15.15	1,469,866
ILIAC II	20,758.417	14.54	301,827
	118,992.321		$ 1,795,626
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	326,655.223	12.01	3,923,129
ILIAC II	43,208.843	13.29	574,246
	369,864.066		$ 4,497,375
ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	471,290.151	12.34	5,815,720
ILIAC II	81,815.122	12.39	1,013,689
ILIAC III	35.566	12.25	436
	553,140.839		$ 6,829,845
ING VP Strategic Allocation Conservative Portfolio - Class I
Annuity contracts in payout	195.875	$ 17.01	$ 3,332
Contracts in accumulation period:
ILIAC I	83,592.609	18.65	1,559,002
ILIAC II	856.393	14.20	12,161
	84,644.877		$ 1,574,495
ING VP Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period:
ILIAC I	94,338.882	20.68	1,950,928
ILIAC II	10,704.494	13.69	146,545
	105,043.376		$ 2,097,473
ING VP Strategic Allocation Moderate Portfolio - Class I
Annuity contracts in payout	2,120.397	14.47	30,682
Contracts in accumulation period:
ILIAC I	113,872.438	19.46	2,215,958
ILIAC II	7,830.841	13.81	108,144
	123,823.676		$ 2,354,784
ING VP Growth and Income Portfolio - Class I
Annuity contracts in payout	4,316.694	16.10	69,499
Contracts in accumulation period:
ILIAC I	222,093.748	18.86	4,188,688
ILIAC II	74,616.652	11.46	855,107
ILIAC III	4,597.171	9.72	44,685
	305,624.265		$ 5,157,979
ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
ILIAC I	101,880.771	$ 4.89	$ 498,197
ILIAC II	5,750.396	4.95	28,464
ILIAC III	541,078.600	5.05	2,732,447
	648,709.767		$ 3,259,108

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth Portfolio - Class I
Annuity contracts in payout	4,151.142	$ 18.63	$ 77,336
Contracts in accumulation period:
ILIAC I	25,704.486	17.92	460,624
ILIAC II	17,976.261	13.20	237,287
ILIAC III	310,896.125	8.80	2,735,886
	358,728.014		$ 3,511,133
ING VP Index Plus LargeCap Portfolio - Class I
Annuity contracts in payout	6,570.946	$ 19.91	$ 130,828
Contracts in accumulation period:
ILIAC I	91,167.405	22.24	2,027,563
ILIAC II	41,811.967	15.11	631,779
	139,550.318		$ 2,790,170
ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
ILIAC III	643,905.287	20.57	13,245,132
	643,905.287		$ 13,245,132
ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
ILIAC III	460.706	$ 18.65	$ 8,592
	460.706		$ 8,592
ING VP Small Company Portfolio - Class I
Annuity contracts in payout	3,341.443	$ 29.36	$ 98,105
Contracts in accumulation period:
ILIAC I	106,341.075	28.63	3,044,545
ILIAC II	40,022.855	20.76	830,874
ILIAC III	843,760.826	18.99	16,023,018
	993,466.199		$ 19,996,542
ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
ILIAC I	55,996.911	$ 21.80	$ 1,220,733
ILIAC II	17,008.956	16.10	273,844
ILIAC III	4,729.903	12.30	58,178
	77,735.770		$ 1,552,755
ING VP High Yield Bond Portfolio - Class I
Contracts in accumulation period:
ILIAC I	287,684.650	$ 10.66	$ 3,066,718
ILIAC II	50,027.574	10.69	534,795
	337,712.224		$ 3,601,513
ING VP International Value Portfolio - Class I
Contracts in accumulation period:
ILIAC III	4.276	$ 18.66	$ 80
	4.276		$ 80
ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ILIAC III	755.378	$ 9.82	$ 7,418
	755.378		$ 7,418

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced Portfolio - Class I
Annuity contracts in payout	2,235.077	$ 19.64	$ 43,897
Contracts in accumulation period:
ILIAC I	163,716.080	22.08	3,614,851
ILIAC II	61,731.518	15.43	952,517
ILIAC III	1,328,886.069	13.03	17,315,385
	1,556,568.744		$ 21,926,650
ING VP Intermediate Bond Portfolio - Class I
Contracts in accumulation period:
ILIAC I	288,015.017	$ 17.11	$ 4,927,937
ILIAC II	95,428.101	15.40	1,469,593
ILIAC III	141,448.137	14.99	2,120,308
	524,891.255		$ 8,517,838
ING VP Money Market Portfolio - Class I
Annuity contracts in payout	1,454.754	$ 12.79	$ 18,606
Contracts in accumulation period:
ILIAC I	633,870.044	13.65	8,652,326
ILIAC II	193,745.241	12.67	2,454,752
ILIAC III	386,917.702	12.09	4,677,835
	1,215,987.741		$ 15,803,519
Lord Abbett Series Fund - Growth and Income Portfolio - Class
VC
Contracts in accumulation period:
ILIAC III	682,845.097	$ 13.86	$ 9,464,233
	682,845.097		$ 9,464,233
Oppenheimer Main Street Fund®/VA
Annuity contracts in payout	5,121.087	$ 11.11	$ 56,895
	5,121.087		$ 56,895
Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ILIAC III	119.611	13.08	1,565
	119.611		$ 1,565
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ILIAC III	35.168	$ 11.93	$ 420
	35.168		$ 420
Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
ILIAC III	1,058.485	$ 14.20	$ 15,030
	1,058.485		$ 15,030
Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
ILIAC III	16.311	$ 17.95	$ 293
	16.311		$ 293

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Core Equity Fund - Series I Shares
2007	673	$10.48	$7,056	1.19%	1.00%	6.94%
2006	647	$9.80	$6,340	0.74%	1.00%	15.57%
2005	337	$8.48	$2,862	1.50%	1.00%	4.31%
2004	345	$8.13	$2,813	1.01%	1.00%	7.82%
2003	334	$7.54	$2,525	1.06%	1.00%	23.20%
Calvert Social Balanced Portfolio
2007	16	$11.66 to $13.66	$212	2.44%	1.00% to 1.40%	1.34% to 1.75%
2006	15	$11.46 to $13.48	$198	2.06%	1.00% to 1.40%	7.24% to 7.71%
2005	19	$10.64 to $12.57	$233	1.26%	1.00% to 1.40%	4.14% to 4.62%
2004	35	$10.17 to $12.07	$417	1.66%	1.00% to 1.40%	6.81% to 7.17%
2003	38	$9.49 to $11.30	$424	2.64%	1.00% to 1.40%	17.59% to 18.18%
EuroPacific Growth Fund® - Class R-4
2007	465	$19.51	$9,071	2.23%	1.00%	17.67%
2006	242	$16.58	$4,011	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
Federated American Leaders Fund II
2007	1,299	$18.68 to $23.57	$30,605	1.54%	1.25% to 1.40%	-10.96% to -10.79%
2006	1,690	$20.94 to $26.47	$44,709	1.52%	1.25% to 1.40%	15.19% to 15.37%
2005	2,175	$22.98	$50,030	1.61%	1.40%	3.56%
2004	3,130	$22.19	$69,516	1.46%	1.40%	8.24%
2003	3,991	$20.50	$81,925	1.52%	1.40%	25.92%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Federated Capital Income Fund II
2007	231	$14.03 to $15.74	$3,636	5.19%	1.25% to 1.40%	2.54% to 2.71%
2006	268	$13.66 to $15.35	$4,115	6.06%	1.25% to 1.40%	14.04% to 14.21%
2005	328	$13.46	$4,443	5.73%	1.40%	4.83%
2004	528	$12.84	$6,812	4.55%	1.40%	8.35%
2003	682	$11.85	$8,126	6.54%	1.40%	18.98%
Federated Equity Income Fund II
2007	432	$14.71 to $17.09	$7,375	2.97%	1.25% to 1.40%	0.65% to 0.75%
2006	559	$14.60 to $16.98	$9,472	2.34%	1.25% to 1.40%	21.37% to 21.67%
2005	774	$13.99	$10,855	2.31%	1.40%	1.89%
2004	1,118	$13.73	$15,392	1.95%	1.40%	11.26%
2003	1,398	$12.34	$17,322	1.88%	1.40%	25.53%
Federated Fund for U.S. Government Securities II
2007	75	$16.69	$1,252	4.58%	1.40%	4.84%
2006	91	$15.92	$1,454	4.73%	1.40%	2.64%
2005	181	$15.51	$2,814	4.21%	1.40%	0.65%
2004	239	$15.41	$3,685	4.81%	1.40%	2.12%
2003	335	$15.09	$5,051	4.20%	1.40%	0.94%
Federated High Income Bond Fund II
2007	257	$16.06 to $18.13	$4,660	8.58%	1.25% to 1.40%	1.97% to 2.16%
2006	344	$15.72 to $17.78	$6,107	8.91%	1.25% to 1.40%	9.28% to 9.39%
2005	446	$16.27	$7,274	9.33%	1.40%	1.18%
2004	769	$16.08	$12,379	7.18%	1.40%	8.94%
2003	982	$14.76	$14,508	7.74%	1.40%	20.49%
Federated International Equity Fund II
2007	281	$20.51 to $21.55	$6,060	0.18%	1.25% to 1.40%	8.02% to 8.12%
2006	362	$18.97 to $19.95	$7,211	0.22%	1.25% to 1.40%	17.22% to 17.46%
2005	466	$17.02	$7,951	0.00%	1.40%	7.52%
2004	642	$15.83	$10,192	0.00%	1.40%	12.51%
2003	833	$14.07	$11,757	0.00%	1.40%	30.04%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Mid Cap Growth Strategies Fund II
2007	341	$29.57			$10,082	-	1.40%			16.37%
2006	440	$25.41			$11,190	-	1.40%			6.72%
2005	594	$23.81			$14,150	-	1.40%			11.11%
2004	820	$21.43			$17,572	-	1.40%			13.81%
2003	1,079	$18.83			$20,317	-	1.40%			38.15%
Federated Prime Money Fund II
2007	69	$13.22			$907	5.00%	1.40%			3.52%
2006	76	$12.77			$973	4.50%	1.40%			2.98%
2005	86	$12.40			$1,062	2.31%	1.40%			1.31%
2004	176	$12.24			$2,153	0.78%	1.40%			-0.57%
2003	306	$12.31			$3,768	0.72%	1.40%			-0.73%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2007	918	$14.90	to	$24.81	$21,348	1.69%	1.00%	to	1.40%	0.12%	to	0.54%
2006	1,157	$14.82	to	$24.78	$26,851	3.25%	1.00%	to	1.40%	18.51%	to	19.04%
2005	1,498	$12.45	to	$20.91	$29,126	1.75%	1.00%	to	1.40%	4.39%	to	4.80%
2004	1,993	$11.88	to	$20.03	$36,905	1.59%	1.00%	to	1.40%	9.93%	to	10.41%
2003	2,298	$10.76	to	$18.22	$38,898	1.70%	1.00%	to	1.40%	28.49%	to	29.02%
Fidelity® VIP Growth Portfolio - Initial Class
2007	-	$10.43			-	-	1.00%			25.66%
2006	1	$8.30			$8	0.76%	1.00%			5.87%
2005	2,713	$7.84	to	$16.98	$27,439	0.49%	1.00%	to	1.40%	4.30%	to	4.67%
2004	2,818	$7.49	to	$16.28	$29,108	0.27%	1.00%	to	1.40%	1.94%	to	2.32%
2003	2,757	$7.32	to	$15.97	$29,686	0.24%	1.00%	to	1.40%	31.01%	to	31.65%
Fidelity® VIP High Income Portfolio - Initial Class
2007	-	$10.71			$3	-	1.25%			1.52%
2006	-	$10.55			$3	0.15%	1.25%			9.78%
2005	523	$12.41			$6,230	13.78%	1.25%	to	1.40%	1.31%	to	1.42%
2004	856	$9.13	to	$12.25	$9,798	8.58%	1.25%	to	1.40%	8.02%	to	8.18%
2003	1,216	$8.44	to	$11.34	$12,642	6.01%	1.25%	to	1.40%	25.44%	to	25.78%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2007	912	$17.24	to	$35.15	$26,669	0.92%	1.00%	to	1.40%	15.93% to 16.41%
2006	927	$14.81	to	$30.32	$25,766	1.24%	1.00%	to	1.40%	10.17% to 10.60%
2005	1,078	$13.39	to	$27.52	$27,881	0.30%	1.00%	to	1.40%	15.29% to 15.73%
2004	1,263	$11.57	to	$23.87	$27,934	0.34%	1.00%	to	1.40%	13.88% to 14.33%
2003	1,349	$10.12	to	$20.96	$26,252	0.44%	1.00%	to	1.40%	26.65% to 27.30%
Fidelity® VIP Index 500 Portfolio - Initial Class
2007	452	$14.86	to	$25.18	$10,482	3.61%	1.25%	to	1.40%	3.96% to 4.13%
2006	608	$14.27	to	$24.22	$13,580	1.96%	1.25%	to	1.40%	14.14% to 14.25%
2005	901	$12.49	to	$21.22	$17,622	1.95%	1.25%	to	1.40%	3.36% to 3.57%
2004	1,249	$12.06	to	$20.53	$23,475	1.39%	1.25%	to	1.40%	9.03% to 9.24%
2003	1,473	$11.04	to	$18.83	$25,584	1.36%	1.25%	to	1.40%	26.63% to 26.75%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2007	15	$17.12			$262	4.17%	1.40%			2.88%
2006	16	$16.64			$265	4.04%	1.40%			2.91%
2005	19	$16.17			$301	3.65%	1.40%			0.75%
2004	27	$16.05			$432	4.87%	1.40%			3.02%
2003	41	$15.58			$636	3.93%	1.40%			3.73%
The Growth Fund of America® - Class R-4
2007	1,786	$14.77			$26,386	1.08%	1.00%			9.81%
2006	1,538	$13.45			$20,683	(d)	1.00%			(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2007	319	$9.77	to	$10.42	$3,118	(e)	1.00%	to	1.40%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Evergreen Omega Portfolio - Institutional Class
2007	73	$11.72	$853	0.34%	1.40%	10.36%
2006	84	$10.62	$891	0.00%	1.40%	4.42%
2005	107	$10.17	$1,086	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2007	248	$11.16 to $11.19	$2,772	0.29%	1.25% to 1.40%	13.18% to 13.37%
2006	286	$9.86 to $9.87	$2,817	(d)	1.25% to 1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Large Cap Growth Portfolio -
Institutional Class
2007	769	$10.27 to $10.31	$7,906	0.22%	1.25% to 1.40%	2.29% to 2.49%
2006	1,004	$10.04 to $10.06	$10,084	0.00%	1.25% to 1.40%	1.41%
2005	114	$9.90	$1,130	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Global Resources Portfolio - Service Class
2007	22	$14.18	$307	(e)	1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2007	71	$20.16 to $20.23	$1,430	1.08%	1.25% to 1.40%	36.86% to 37.06%
2006	53	$14.73 to $14.76	$783	0.83%	1.25% to 1.40%	34.28% to 34.55%
2005	22	$10.97	$241	(c)	1.25% to 1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Value Opportunities Portfolio - Service
Class
2007	101	$12.27	to	$12.32	$1,234	1.16%	1.25%	to	1.40%	-2.54% to -2.38%
2006	136	$12.59	to	$12.62	$1,709	0.34%	1.25%	to	1.40%	18.33% to 18.50%
2005	147	$10.64	to	$10.65	$1,561	(c)	1.25%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Marsico International Opportunities Portfolio -
Service Class
2007	91	$12.70	to	$12.74	$1,160	0.99%	1.25%	to	1.40%	18.80% to 19.07%
2006	80	$10.69	to	$10.70	$856	(d)	1.25%	to	1.40%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING MFS Total Return Portfolio - Institutional Class
2007	735	$11.86	to	$11.91	$8,718	3.08%	1.25%	to	1.40%	2.86% to 3.03%
2006	885	$11.53	to	$11.56	$10,208	2.48%	1.25%	to	1.40%	10.65% to 10.83%
2005	1,245	$10.42	to	$10.43	$12,974	(c)	1.25%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Main Street Portfolio® -
Institutional Class
2007	31	$12.93	to	$12.98	$397	1.19%	1.25%	to	1.40%	3.03% to 3.18%
2006	35	$12.55	to	$12.58	$446	1.04%	1.25%	to	1.40%	13.68% to 13.85%
2005	54	$11.04	to	$11.05	$597	(c)	1.25%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING PIMCO High Yield Portfolio - Service Class
2007	96	$11.45	to	$11.49	$1,095	6.76%	1.25%	to	1.40%	1.42% to 1.50%
2006	141	$11.29	to	$11.32	$1,597	6.92%	1.25%	to	1.40%	7.42% to 7.60%
2005	167	$10.51	to	$10.52	$1,750	(c)	1.25%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Pioneer Fund Portfolio - Institutional Class
2007	-	$12.42	$5	-	1.25%	4.02%
2006	-	$11.94	$5	-	1.25%	15.59%
2005	-	-	$5	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Stock Index Portfolio - Institutional Class
2007	1,525	$13.55	$20,670	1.63%	1.00%	4.23%
2006	1,423	$13.00	$18,504	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus International Equity Portfolio -
Institutional Class
2007	488	$9.41 to $9.63	$4,689	(e)	1.00% to 1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Baron Small Cap Growth Portfolio - Service Class
2007	64	$18.55	$1,178	-	1.00%	5.04%
2006	14	$17.66	$252	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan International Portfolio - Initial Class
2007	96	$12.17 to $19.00	$1,696	2.29%	1.00% to 1.40%	8.53% to 8.95%
2006	100	$11.17 to $17.47	$1,623	0.99%	1.00% to 1.40%	20.48% to 20.69%
2005	118	$13.00 to $13.62	$1,618	0.87%	1.25% to 1.40%	8.53% to 8.70%
2004	184	$11.96 to $12.55	$2,312	1.25%	1.25% to 1.40%	17.18% to 17.37%
2003	160	$10.19 to $10.71	$1,701	1.01%	1.25% to 1.40%	27.65% to 27.85%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2007	487	$7.18	to	$11.33	$5,462	0.00%	1.00%	to	1.40%	-3.00%	to	-2.58%
2006	601	$7.37	to	$11.68	$6,944	0.00%	1.00%	to	1.40%	8.75%	to	9.19%
2005	770	$6.75	to	$10.74	$8,161	0.00%	1.00%	to	1.40%	9.93%	to	10.29%
2004	971	$6.12	to	$9.77	$9,369	0.00%	1.00%	to	1.40%	8.19%	to	8.70%
2003	1,311	$5.63	to	$9.03	$11,703	0.00%	1.00%	to	1.40%	36.20%	to	36.65%
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
2007	55	$11.04	to	$11.06	$612	5.04%	1.25%	to	1.40%	5.85%	to	5.94%
2006	56	$10.43	to	$10.44	$579	(d)	1.25%	to	1.40%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Neuberger Berman Partners Portfolio - Initial Class
2007	354	$11.09	to	$11.12	$3,925	0.25%	1.25%	to	1.40%	7.36%	to	7.54%
2006	533	$10.33	to	$10.34	$5,511	(d)	1.25%	to	1.40%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING Oppenheimer Global Portfolio - Initial Class
2007	2,754	$14.26	to	$14.73	$40,002	1.09%	1.00%	to	1.40%	5.01%	to	5.50%
2006	3,032	$13.56	to	$14.00	$41,889	0.07%	1.00%	to	1.40%	16.42%	to	16.78%
2005	3,470	$11.68	to	$12.02	$41,289	(c)	1.00%	to	1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING Oppenheimer Strategic Income Portfolio - Initial
Class
2007	1,009	$11.58	to	$11.64	$11,696	4.54%	1.00%	to	1.40%	7.22%	to	7.61%
2006	970	$10.77	to	$10.84	$10,464	0.37%	1.00%	to	1.40%	6.93%	to	7.38%
2005	1,147	$10.03	to	$10.11	$11,614	(c)	1.00%	to	1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2007	314	$14.06	to	$14.12	$4,416	0.20%	1.25%	to	1.40%	11.85%	to	11.97%
2006	353	$12.57	to	$12.61	$4,435	0.00%	1.25%	to	1.40%	7.53%	to	7.78%
2005	515	$11.69	to	$11.70	$6,024	(c)	1.25%	to	1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2007	497	$13.16	to	$24.59	$11,371	0.49%	1.00%	to	1.40%	8.37%	to	8.76%
2006	580	$12.10	to	$22.69	$12,512	0.23%	1.00%	to	1.40%	11.72%	to	12.24%
2005	772	$10.78	to	$20.31	$15,034	0.48%	1.00%	to	1.40%	4.69%	to	5.07%
2004	998	$10.26	to	$19.40	$18,659	0.15%	1.00%	to	1.40%	8.44%	to	8.92%
2003	1,115	$9.42	to	$17.89	$19,372	0.15%	1.00%	to	1.40%	29.17%	to	29.57%
ING Thornburg Value Portfolio - Initial Class
2007	119	$14.54	to	$19.73	$1,796	0.55%	1.25%	to	1.40%	5.72%	to	5.90%
2006	129	$13.73	to	$18.63	$1,843	0.48%	1.25%	to	1.40%	15.19%	to	15.38%
2005	171	$11.90	to	$12.44	$2,132	0.77%	1.25%	to	1.40%	0.16%	to	0.34%
2004	247	$11.86	to	$12.42	$3,062	0.41%	1.25%	to	1.40%	11.29%	to	11.47%
2003	290	$10.64	to	$11.16	$3,225	0.19%	1.25%	to	1.40%	26.24%	to	26.37%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2007	370	$12.01	to	$13.29	$4,497	0.74%	1.25%	to	1.40%	-0.25%	to	-0.08%
2006	427	$12.04	to	$13.30	$5,193	0.79%	1.25%	to	1.40%	12.95%	to	13.10%
2005	548	$10.66	to	$11.76	$5,898	0.87%	1.25%	to	1.40%	7.89%	to	7.99%
2004	701	$9.88	to	$10.89	$6,993	0.71%	1.25%	to	1.40%	13.04%	to	13.32%
2003	828	$8.74	to	$9.61	$7,314	0.56%	1.25%	to	1.40%	23.27%	to	23.36%
ING Van Kampen Equity and Income Portfolio - Initial
Class
2007	553	$12.25	to	$12.39	$6,830	2.34%	1.00%	to	1.40%	2.07%	to	2.51%
2006	715	$11.95	to	$12.12	$8,649	1.98%	1.00%	to	1.40%	11.12%	to	11.58%
2005	942	$10.71	to	$10.89	$10,252	(c)	1.00%	to	1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Strategic Allocation Conservative Portfolio -
Class I
2007	85	$14.20	to	$18.65	$1,574	3.34%	1.25%	to	1.40%	4.31%	to	4.49%
2006	63	$13.59	to	$17.88	$1,118	2.27%	1.25%	to	1.40%	6.87%	to	7.03%
2005	78	$12.38	to	$16.73	$1,280	2.38%	1.25%	to	1.40%	2.39%	to	2.58%
2004	102	$12.38	to	$16.34	$1,589	1.85%	1.25%	to	1.40%	6.45%	to	6.63%
2003	109	$11.61	to	$15.35	$1,648	2.37%	1.25%	to	1.40%	12.04%	to	12.17%
ING VP Strategic Allocation Growth Portfolio - Class I
2007	105	$13.69	to	$20.68	$2,097	1.55%	1.25%	to	1.40%	3.56%	to	3.71%
2006	119	$13.20	to	$19.97	$2,303	1.63%	1.25%	to	1.40%	11.63%	to	11.77%
2005	145	$11.81	to	$17.89	$2,546	1.10%	1.25%	to	1.40%	4.68%	to	4.88%
2004	107	$11.26	to	$17.09	$1,793	0.83%	1.25%	to	1.40%	10.47%	to	10.61%
2003	74	$10.18	to	$15.47	$1,094	1.11%	1.25%	to	1.40%	22.58%	to	22.80%
ING VP Strategic Allocation Moderate Portfolio - Class I
2007	124	$13.81	to	$19.46	$2,355	2.21%	1.25%	to	1.40%	3.95%	to	4.18%
2006	119	$13.26	to	$18.72	$2,168	1.68%	1.25%	to	1.40%	9.67%	to	9.86%
2005	108	$12.07	to	$17.07	$1,787	1.69%	1.25%	to	1.40%	3.20%	to	3.34%
2004	94	$11.68	to	$16.54	$1,510	1.49%	1.25%	to	1.40%	8.67%	to	8.85%
2003	70	$10.73	to	$15.22	$1,035	1.13%	1.25%	to	1.40%	17.80%	to	18.04%
ING VP Growth and Income Portfolio - Class I
2007	306	$9.72	to	$18.86	$5,158	1.26%	1.00%	to	1.40%	5.90%	to	6.35%
2006	391	$9.14	to	$17.81	$6,260	0.95%	1.00%	to	1.40%	12.65%	to	12.98%
2005	676	$8.09	to	$15.81	$9,080	0.98%	1.00%	to	1.40%	6.61%	to	7.15%
2004	836	$7.55	to	$14.83	$10,555	2.28%	1.00%	to	1.40%	6.84%	to	7.24%
2003	977	$7.04	to	$13.88	$11,684	0.00%	1.00%	to	1.40%	24.37%	to	24.82%
ING VP Global Science and Technology Portfolio -
Class I
2007	649	$4.89	to	$5.05	$3,259	0.00%	1.00%	to	1.40%	17.27%	to	17.99%
2006	570	$4.17	to	$4.28	$2,432	0.00%	1.00%	to	1.40%	5.78%	to	6.20%
2005	581	$3.94	to	$4.03	$2,334	0.00%	1.00%	to	1.40%	10.06%	to	10.56%
2004	593	$3.58	to	$3.65	$2,151	0.00%	1.00%	to	1.40%	-2.45%	to	-2.14%
2003	784	$3.67	to	$3.73	$2,897	0.00%	1.00%	to	1.40%	43.36%	to	44.02%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Growth Portfolio - Class I
2007	359	$8.80	to	$18.63	$3,511	0.16%	1.00%	to	1.40%	16.21%	to	16.71%
2006	449	$7.54	to	$16.00	$3,975	0.05%	1.00%	to	1.40%	1.25%	to	1.62%
2005	391	$7.42	to	$15.23	$3,378	0.66%	1.00%	to	1.40%	7.78%	to	8.32%
2004	383	$6.85	to	$14.13	$3,236	0.13%	1.00%	to	1.40%	5.76%	to	6.20%
2003	368	$6.45	to	$13.36	$3,073	-	1.00%	to	1.40%	28.46%	to	29.00%
ING VP Index Plus LargeCap Portfolio - Class I
2007	140	$15.11	to	$22.24	$2,790	1.41%	1.25%	to	1.40%	3.54%	to	3.71%
2006	221	$10.40	to	$21.48	$4,295	1.79%	1.00%	to	1.40%	12.99%	to	13.41%
2005	1,991	$9.17	to	$19.01	$20,638	1.22%	1.00%	to	1.40%	3.88%	to	4.32%
2004	1,802	$8.79	to	$18.30	$18,465	1.00%	1.00%	to	1.40%	9.06%	to	9.46%
2003	1,638	$8.03	to	$16.78	$16,152	1.05%	1.00%	to	1.40%	24.39%	to	24.88%
ING VP Index Plus MidCap Portfolio - Class I
2007	644	$20.57			$13,245	0.74%	1.00%			4.42%
2006	532	$19.70			$10,478	0.56%	1.00%			8.36%
2005	421	$18.18			$7,660	0.71%	1.00%			10.05%
2004	5	$16.52			$85	-	1.00%			15.44%
2003	4	$14.31			$63	-	1.00%			31.04%
ING VP Index Plus SmallCap Portfolio - Class I
2007	-	$18.65			$9	-	1.00%			-7.17%
2006	1	$20.09			$6	0.33%	1.00%			12.68%
2005	-	$17.83			$4	0.24%	1.00%			6.58%
2004	-	$16.73			$3	-	1.00%			20.79%
2003	3	$13.85			$37	-	1.00%			34.86%
ING VP Small Company Portfolio - Class I
2007	993	$18.99	to	$29.36	$19,997	0.18%	1.00%	to	1.40%	4.37%	to	4.86%
2006	1,001	$18.11	to	$28.08	$19,652	0.39%	1.00%	to	1.40%	15.20%	to	15.64%
2005	981	$15.66	to	$23.81	$17,154	0.14%	1.00%	to	1.40%	8.72%	to	9.13%
2004	948	$14.35	to	$21.90	$16,310	0.27%	1.00%	to	1.40%	12.77%	to	13.26%
2003	940	$12.67	to	$19.42	$15,188	0.25%	1.00%	to	1.40%	35.52%	to	36.09%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Value Opportunity Portfolio - Class I
2007	78	$12.30	to	$21.80	$1,553	1.68%	1.00%	to	1.40%	1.58%	to	1.99%
2006	96	$12.06	to	$21.46	$1,895	1.42%	1.00%	to	1.40%	14.39%	to	14.86%
2005	133	$10.50	to	$18.76	$2,278	2.11%	1.00%	to	1.40%	5.57%	to	5.95%
2004	195	$9.91	to	$17.77	$3,146	1.06%	1.00%	to	1.40%	8.55%	to	9.14%
2003	204	$9.08	to	$16.37	$3,076	0.79%	1.00%	to	1.40%	22.90%	to	23.37%
ING VP High Yield Bond Portfolio - Class I
2007	338	$10.66	to	$10.69	$3,602	7.60%	1.25%	to	1.40%	0.47%	to	0.66%
2006	422	$10.61	to	$10.62	$4,482	(d)	1.25%	to	1.40%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING VP International Value Portfolio - Class I
2007	-	$18.66			$0	8.59%	1.00%			12.27%
2006	15	$16.62			$256	5.68%	1.00%			28.14%
2005	53	$12.97			$690	2.41%	1.00%			8.35%
2004	11	$11.97			$134	(b)	1.00%				(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
ING VP SmallCap Opportunities Portfolio - Class I
2007	1	$9.82			$7	-	1.00%			8.99%
2006	-	$9.01			$4	-	1.00%			11.51%
2005	-	$8.08			$1	(c)	1.00%				(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Balanced Portfolio - Class I
2007	1,557	$13.03	to	$22.08	$21,927	2.66%	1.00%	to	1.40%	4.10%	to	4.49%
2006	1,560	$12.47	to	$21.21	$21,439	2.14%	1.00%	to	1.40%	8.44%	to	8.91%
2005	1,394	$11.45	to	$19.56	$17,405	2.40%	1.00%	to	1.40%	2.79%	to	3.25%
2004	1,239	$11.09	to	$19.03	$15,527	1.93%	1.00%	to	1.40%	7.88%	to	8.30%
2003	1,092	$10.24	to	$17.64	$13,216	1.95%	1.00%	to	1.40%	17.21%	to	17.70%

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Intermediate Bond Portfolio - Class I
2007	525	$14.99	to	$17.11	$8,518	3.99%	1.00%	to	1.40%	4.52%	to	4.97%
2006	466	$14.28	to	$16.37	$7,341	3.78%	1.00%	to	1.40%	2.63%	to	3.03%
2005	527	$13.86	to	$15.95	$8,134	3.70%	1.00%	to	1.40%	1.66%	to	2.14%
2004	569	$13.57	to	$15.69	$8,673	7.86%	1.00%	to	1.40%	1.57%	to	3.61%
2003	743	$13.57	to	$15.17	$11,032	1.87%	1.25%	to	1.40%	4.84%	to	4.95%
ING VP Money Market Portfolio - Class I
2007	1,216	$12.09	to	$13.65	$15,804	4.07%	1.00%	to	1.40%	3.64%	to	4.04%
2006	1,081	$11.62	to	$13.17	$13,658	2.98%	1.00%	to	1.40%	3.38%	to	3.84%
2005	1,002	$11.19	to	$12.74	$12,320	1.39%	1.00%	to	1.40%	1.59%	to	2.01%
2004	1,106	$10.97	to	$12.54	$13,362	1.11%	1.00%	to	1.40%	-0.32%	to	0.09%
2003	1,630	$10.96	to	$12.58	$19,909	2.08%	1.00%	to	1.40%	-0.55%	to	0.09%
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
2007	683	$13.86			$9,464	1.38%	1.00%			2.44%
2006	541	$13.53			$7,324	1.53%	1.00%			16.04%
2005	332	$11.66			$3,871	1.53%	1.00%			2.28%
2004	77	$11.40			$883	(b)	1.00%				(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
Oppenheimer Main Street Fund®/VA
2007	5	$11.11			$57	1.74%	1.25%			3.06%
2006	5	$10.78			$58	2.24%	1.25%			13.59%
2005	441	$11.02	to	$14.24	$5,863	1.52%	1.25%	to	1.40%	4.48%	to	4.65%
2004	641	$10.53	to	$13.63	$8,147	0.82%	1.25%	to	1.40%	7.92%	to	8.00%
2003	672	$9.75	to	$12.63	$7,918	0.89%	1.25%	to	1.40%	25.05%	to	25.16%
Oppenheimer Main Street Small Cap Fund®/VA
2007	-	$13.08			$2	(e)	1.00%				(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
2003	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2007	-	$11.93	-	-	1.00%	9.45%
2006	-	$10.90	-	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer Equity Income VCT Portfolio - Class I
2007	1	$14.20	$15	-	1.00%	-0.21%
2006	-	$14.23	$1	5.20%	1.00%	21.21%
2005	-	$11.74	$1	2.71%	1.00%	4.63%
2004	-	$11.22	-	-	1.00%	-
2003	-	-	-	(a)	-	(a)
Pioneer Mid Cap Value VCT Portfolio - Class I
2007	-	$17.95	-	-	1.00%	4.48%
2006	-	$17.18	-	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

(a)	As investment Division had no investments until 2003, this data is not meaningful and is therefore not presented.

(b)	As investment Division had no investments until 2004, this data is not meaningful and is therefore not presented.

(c)	As investment Division had no investments until 2005, this data is not meaningful and is therefore not presented.

(d)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.

(e)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2007, 2006, and 2005	C-3

Consolidated Balance Sheets as of
December 31, 2007 and 2006	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2007, 2006, and 2005	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2007, 2006, and 2005	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 14 to the financial statements, the Company restated 2006 and 2005 retained earnings (deficit), asset, and liability amounts presented in their consolidated balance sheets and changes in shareholder’s equity.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 25, 2008

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2007	2006	2005
Revenue:
Net investment income	$1,054.7	$1,029.7	$1,037.1
Fee income	789.3	714.8	609.6
Premiums	46.8	37.5	43.2
Broker-dealer commission revenue	568.4	429.2	378.1
Net realized capital gains (losses)	(8.2)	3.0	22.0
Other income	0.9	15.7	7.7
Total revenue	2,451.9	2,229.9	2,097.7
Benefits and expenses:
Interest credited and other benefits
to contractowners	822.2	783.7	739.6
Operating expenses	652.2	568.3	524.3
Broker-dealer commission expense	568.4	429.2	378.1
Amortization of deferred policy acquisition
cost and value of business acquired	129.2	21.3	159.9
Interest expense	5.5	2.9	1.6
Total benefits and expenses	2,177.5	1,805.4	1,803.5
Income before income taxes	274.4	424.5	294.2
Income tax expense	56.0	122.7	21.5
Net income	$218.4	$301.8	$272.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2007	2006
		(Restated)
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $13,374.7 at 2007 and $15,150.1 at 2006)	$13,316.3	$15,112.2
Equity securities, available-for-sale, at fair value
(cost of $440.1 at 2007 and $233.6 at 2006)	446.4	251.7
Mortgage loans on real estate	2,089.4	1,879.3
Policy loans	273.4	268.9
Limited partnerships/corporations	636.1	359.2
Other investments	202.7	39.7
Securities pledged (amortized cost of $940.2 at 2007 and $1,106.2 at 2006)	934.1	1,099.5
Total investments	17,898.4	19,010.5
Cash and cash equivalents	252.3	311.2
Short-term investments under securities loan agreement	183.9	283.1
Accrued investment income	168.3	180.4
Receivables for securities sold	5.6	90.1
Reinsurance recoverable	2,594.4	2,715.4
Deferred policy acquisition costs	728.6	622.6
Value of business acquired	1,253.2	1,340.2
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	-	45.0
Due from affiliates	10.6	9.1
Property and equipment	147.4	75.1
Other assets	112.1	73.8
Assets held in separate accounts	48,091.2	43,550.8
Total assets	$71,621.0	$68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2007	2006
		(Restated)
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$18,569.1	$19,984.1
Payables for securities purchased	0.2	42.6
Payables under securities loan agreement	165.1	283.1
Notes payable	9.9	-
Borrowed money	738.4	833.2
Due to affiliates	130.7	82.8
Current income taxes	56.8	59.8
Deferred income taxes	275.9	261.1
Other liabilities	542.7	371.1
Liabilities related to separate accounts	48,091.2	43,550.8
Total liabilities	68,580.0	65,468.6

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,159.3	4,299.5
Accumulated other comprehensive loss	(33.8)	(14.0)
Retained earnings (deficit)	(1,087.3)	(1,274.6)
Total shareholder's equity	3,041.0	3,013.7
Total liabilities and shareholder's equity	$71,621.0	$68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated	Retained	Total
		Additional	Other	Earnings	Shareholder's
	Common	Paid-In	Comprehensive	(Deficit)	Equity
	Stock	Capital	Income (Loss)	(Restated)	(Restated)
Balance at December 31, 2004	$2.8	$4,566.8	$67.1	$(1,877.1)	$2,759.6
Prior period adjustment ($43.1 pretax)	-	-	-	28.0	28.0
Balance at January 1, 2005	2.8	4,566.8	67.1	(1,849.1)	2,787.6
Comprehensive income:
Net income	-	-	-	272.7	272.7
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability ($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					200.3
Dividends paid	-	(20.5)	-	-	(20.5)
Employee share-based payments	-	3.3	-	-	3.3
Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,576.4)	2,970.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and FAS No. 158
transition adjustment ($3.9 pretax)	-	-	2.5	-	2.5
					293.6
Total comprehensive income
Cumulative effect of change in accounting
principle ($(0.8) pretax)			(0.5)	-	(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	2.8	4,299.5	(14.0)	(1,274.6)	3,013.7
Cumulative effect of change in
accounting principle	-	-	-	(31.1)	(31.1)
Balance at January 1, 2007	2.8	4,299.5	(14.0)	(1,305.7)	2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	$2.8	$4,159.3	$(33.8)	$(1,087.3)	$3,041.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2007	2006	2005
Cash Flows from Operating Activities:
Net income	$218.4	$301.8	$272.7
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(193.4)	(191.0)	(174.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	133.9	25.9	165.8
Net accretion/decretion of discount/premium	72.7	83.8	115.5
Future policy benefits, claims reserves, and
interest credited	599.0	662.5	634.2
Provision for deferred income taxes	30.4	75.6	11.0
Net realized capital losses (gains)	8.2	(3.0)	(22.0)
Depreciation	18.2	12.6	12.0
Change in:
Accrued investment income	12.1	23.2	(21.6)
Reinsurance recoverable	121.0	81.3	104.6
Other receivable and assets accruals	(37.0)	(20.1)	2.6
Due to/from affiliates	46.4	20.4	4.6
Other payables and accruals	17.8	86.3	(49.8)
Other, net	(16.4)	5.9	3.3
Net cash provided by operating activities	1,031.3	1,165.2	1,058.9
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,235.6	10,355.2	19,232.3
Equity securities, available-for-sale	113.8	91.7	119.8
Mortgage loans on real estate	205.4	197.0	179.0
Acquisition of:
Fixed maturities, available-for-sale	(8,425.5)	(8,802.1)	(19,435.9)
Equity securities, available-for-sale	(243.9)	(149.1)	(120.4)
Mortgage loans on real estate	(415.1)	(680.3)	(484.8)
Policy loans	(4.5)	(6.5)	0.3
Derivatives, net	32.2	1.4	4.2
Limited partnerships, net	(279.5)	(237.6)	(46.3)
Other investments	(182.1)	(4.0)	(1.5)
Purchases of property and equipment, net	(90.5)	(54.5)	(14.2)
Net cash provided by (used in) investing activities	945.9	711.2	(567.5)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2007	2006	2005
Cash Flows from Financing Activities:
Deposits received for investment contracts	1,600.0	1,875.7	2,024.2
Maturities and withdrawals from investment contracts	(3,451.2)	(3,420.7)	(2,237.5)
Short-term loans to affiliates	45.0	86.0	(106.0)
Short-term borrowings	(94.8)	(107.9)	(116.3)
Notes payable	9.9	-	-
Dividends to Parent	(145.0)	(256.0)	(20.5)
Net cash used in financing activities	(2,036.1)	(1,822.9)	(456.1)
Net (decrease) increase in cash and cash equivalents	(58.9)	53.5	35.3
Cash and cash equivalents, beginning of year	311.2	257.7	222.4
Cash and cash equivalents, end of year	$252.3	$311.2	$257.7
Supplemental cash flow information:
Income taxes paid, net	$45.1	$37.6	$47.1
Interest paid	$44.6	$40.8	$32.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The consolidated financial statements give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005
Total revenue	$594.9	$507.7
Net income	35.8	28.2
Additional paid-in capital:
Dividends paid	25.0	20.5
Employee share-based payments	0.1	0.2

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension and retirement savings plan administrative services.

The Company has one operating segment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Accounting for Uncertainty in Income Taxes

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the FASB issued FAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2006. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Consolidated Balance Sheets at December 31, 2006 was $(0.5).

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 was adopted by the Company on January 1, 2007, and is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring on or after that date. The adoption of FAS No. 155 did not have a material effect on the Company’s financial position, results of operations, or cash flows.

New Accounting Pronouncements

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS No. 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS No. 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

FAS No. 141R also amends or eliminates various other authoritative literature.

The provisions of FAS No. 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of Retained earnings (deficit). The Company will not be electing the fair value option for any eligible assets or liabilities in existence on January 1, 2008.

Fair Value Measurements

In September 2006, the FASB issued FAS No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, DAC, VOBA, and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the Emerging Issues Task Force (“EITF”) Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable due to a limited market for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2007 and 2006, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of and 16.8% and 17.7% of properties in California at December 31, 2007 and 2006, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with Statement of Position 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit).

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2007 and 2006, total accumulated depreciation and amortization was $120.7 and $107.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.6% to 7.8% for the years 2007, 2006, and 2005. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2007, 2006, and 2005, reserve interest rates ranged from 5.1% to 5.9%.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2007 and 2006, unrealized capital losses of $11.0 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.6 billion and $2.7 billion at December 31, 2007 and 2006, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company’s individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$11.2	$0.7	$-	$11.9
U.S. government agencies and authorities	0.6	-	-	0.6
State, municipalities, and political subdivisions	66.1	0.1	2.2	64.0

U.S. corporate securities:
Public utilities	1,049.1	10.8	15.6	1,044.3
Other corporate securities	3,855.1	46.1	65.2	3,836.0
Total U.S. corporate securities	4,904.2	56.9	80.8	4,880.3

Foreign securities(1):
Government	379.3	17.1	6.6	389.8
Other	1,955.8	29.9	40.3	1,945.4
Total foreign securities	2,335.1	47.0	46.9	2,335.2

Residential mortgage-backed securities	4,146.1	101.8	63.5	4,184.4
Commercial mortgage-backed securities	1,927.3	10.7	52.3	1,885.7
Other asset-backed securities	924.3	5.5	41.5	888.3

Total fixed maturities, including
securities pledged	14,314.9	222.7	287.2	14,250.4
Less: securities pledged	940.2	8.0	14.1	934.1
Total fixed maturities	13,374.7	214.7	273.1	13,316.3
Equity securities	440.1	13.8	7.5	446.4

Total investments, available-for-sale	$13,814.8	$228.5	$280.6	$13,762.7

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$25.5	$0.1	$-	$25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9
State, municipalities, and political subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:
Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1
Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):
Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4
Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7
Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7
Less: securities pledged	1,106.2	6.4	13.1	1,099.5
Total fixed maturities	15,150.1	188.1	226.0	15,112.2
Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$15,383.7	$208.5	$228.3	$15,363.9

(1) Primarily U.S. dollar denominated.

At December 31, 2007 and 2006, net unrealized losses were $58.2 and $26.5, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2007 and 2006, $16.4 and $52.4, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2007, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$363.4	$363.6
After one year through five years	2,440.7	2,451.6
After five years through ten years	2,779.9	2,761.2
After ten years	1,733.2	1,715.6
Mortgage-backed securities	6,073.4	6,070.1
Other asset-backed securities	924.3	888.3
Less: securities pledged	940.2	934.1
Fixed maturities, excluding securities pledged	$13,374.7	$13,316.3

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2007 or 2006.

At December 31, 2007 and 2006, fixed maturities with fair values of $13.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2007 and 2006, approximately 11.3% and 8.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $279.5 and $219.5 in ING proprietary funds as of December 31, 2007 and 2006, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2007 and 2006, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $757.6 and $832.4, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $734.8 and $833.2 at December 31, 2007 and 2006, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2007 and 2006, the Company did not have any reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2007 and 2006. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2007 and 2006, were primarily related to interest rate movement or spread widening to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2007 and 2006.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2007	Cost	Cost	Costs	Loss
Interest rate or spread widening	$18.8	$62.3	$48.8	$129.9
Mortgage and other
asset-backed securities	30.1	69.0	58.2	157.3
Total unrealized capital losses	$48.9	$131.3	$107.0	$287.2
Fair value	$2,256.2	$2,217.7	$3,612.1	$8,086.0

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss
Interest rate or spread widening	$10.8	$4.8	$102.6	$118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9
Total unrealized capital losses	$21.8	$7.3	$210.0	$239.1
Fair value	$2,447.4	$501.5	$6,726.2	$9,675.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 96.9% of the average book value. In addition, this category includes 761 securities, which have an average quality rating of AA. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2007.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2007, 2006, and 2005.

	2007		2006		2005
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
Limited partnerships	$3.0	1	$-	-	$-	-
U.S. Treasuries	-	-	6.4	4	0.1	2
U.S. corporate	36.3	113	24.4	67	3.9	15
Foreign	19.1	54	4.2	10	0.3	1
Residential mortgage-backed	7.1	30	16.6	76	44.7	82
Other asset-backed	10.5	21	7.0	1	-	-
Equity securities	-	-	0.1	3	-	-

Total	$76.0	219	$58.7	161	$49.0	100

The above schedule includes $16.4, $16.1, and $43.3 for the years ended December 31, 2007, 2006, and 2005, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $59.6, $42.6, and $5.7 in write-downs for the years ended December 31, 2007, 2006, and 2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value. The following table summarizes these write-downs recognized by type for the years ended December 31, 2007, 2006, and 2005.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2007		2006		2005
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$6.4	4	$0.1	2
U.S. corporate	31.6	102	24.4	67	2.3	13
Foreign	19.1	54	4.2	10	-	-
Residential mortgage-backed	2.6	2	0.6	1	3.3	2
Other asset-backed	6.3	16	7.0	1	-	-
Total	$59.6	174	$42.6	83	$5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2007, 2006, and 2005 was $1,210.8, $704.4, and $475.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Fixed maturities, available-for-sale	$895.5	$969.0	$978.9
Equity securities, available-for-sale	38.5	10.5	9.7
Mortgage loans on real estate	118.5	93.6	73.0
Policy loans	14.1	13.2	30.0
Short-term investments and cash equivalents	2.2	2.4	2.7
Other	88.3	44.5	38.7
Gross investment income	1,157.1	1,133.2	1,133.0
Less: investment expenses	102.4	103.5	95.9
Net investment income	$1,054.7	$1,029.7	$1,037.1

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2007, 2006, and 2005.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2007	2006	2005
Fixed maturities, available-for-sale	$(50.3)	$(67.0)	$1.0
Equity securities, available-for-sale	6.4	9.3	12.4
Derivatives	(123.0)	(3.9)	17.9
Other	(2.6)	-	(0.3)
Less: allocation to experience-rated contracts	161.3	(64.6)	9.0
Net realized capital (loss) gains	$(8.2)	$3.0	$22.0
After-tax net realized capital (loss) gains	$(5.3)	$2.0	$14.3

The increase in Net realized capital losses for the year ended December 31, 2007, was primarily due to realized losses on derivatives, primarily related to losses on interest rate swaps and widening of credit spreads.

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8, $164.5, $240.3, at December 31, 2007, 2006, and 2005, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Proceeds on sales	$5,738.8	$6,481.2	$10,062.3
Gross gains	66.4	109.0	161.1
Gross losses	(101.2)	110.9	93.9

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets’ fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with key financial data from third party sources or through values established by third party brokers, on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2007 and 2006.

	2007		2006
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$14,250.4	$14,250.4	$16,211.7	$16,211.7
Equity securities, available-for-sale	446.4	446.4	251.7	251.7
Mortgage loans on real estate	2,089.4	2,099.3	1,879.3	1,852.6
Policy loans	273.4	273.4	268.9	268.9
Cash, cash equivalents, and
short-term investments under
securities loan agreement	436.2	436.2	594.3	594.3
Other investments	838.8	838.8	398.9	398.9
Assets held in separate accounts	48,091.2	48,091.2	43,550.8	43,550.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,251.1	1,308.7	1,475.1	1,529.2
Without a fixed maturity	13,421.9	13,379.1	14,407.2	14,367.8
Derivatives	200.3	200.3	45.1	45.1

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2007	2006	2007	2006
Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	$7,680.0	$3,277.8	$(111.6)	$16.4

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	224.5	204.4	(45.3)	(30.9)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	335.9	756.8	(8.8)	(2.5)

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	-	139.0	-	0.3

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2007	2006	2007	2006
Swaptions
Swaptions are used to manage interest rate risk in the
Company’s collateralized mortgage obligation portfolio.
Swaptions are contracts that give the Company the
option to enter into an interest rate swap at a specific
future date.	$542.3	$1,112.0	$0.2	$5.2

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	40.8	(2.7)
Within annuity products	N/A*	N/A*	78.1	-

* N/A - not applicable.

Credit Default Swaps

As of December 31, 2007, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $136.2.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$414.5
Prior period adjustment	(1.0)
Balance at January 1, 2005 (restated)	413.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% to 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized capital gains (losses) on available-for-sale securities	3.7
Balance at December 31, 2005	511.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of SOP 05-01	(6.0)
Balance at December 31, 2007	$728.6

The estimated amount of DAC to be amortized, net of interest, is $45.1, $44.1, $46.0, $42.4, and $42.1, for the years 2008, 2009, 2010, 2011 and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$1,365.2
Prior period adjustment	(2.7)
Balance at January 1, 2005 (restated)	1,362.5
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% to 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized capital gains (losses) on available-for-sale securities	10.9
Balance at December 31, 2005	1,291.7
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of SOP 05-1	(37.3)
Balance at December 31, 2007	$1,253.2

The estimated amount of VOBA to be amortized, net of interest, is $99.4, $90.8, $88.0, $82.4, and $77.1, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The increase in Amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007. In addition, amortization for the year ended December 31, 2006 was lower due to favorable unlocking, as a result of prospective expense assumption changes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2007, 2006, and 2005, ILIAC paid $145.0, $256.0, and $20.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2007, 2006, and 2005, ILIAC did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $245.5, $138.3, and $258.5, for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory capital and surplus was $1,388.0 and $1,447.5 as of December 31, 2007 and 2006, respectively.

As of December 31, 2007, ILIAC did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively. As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2007 and 2006 was $7.1 billion and $6.4 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings (“ING AIH”) and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate. For calendar year 2005, ILIAC filed a consolidated federal income tax return with its (former) subsidiary, ING Insurance Company of America.

	2007	2006	2005
Current tax expense (benefit):
Federal	$28.6	$23.3	$4.9
State	(9.0)	20.0	4.9
Total current tax expense	19.6	43.3	9.8
Deferred tax expense:
Federal	36.4	79.4	11.7
Total deferred tax expense	36.4	79.4	11.7
Total income tax expense	$56.0	$122.7	$21.5

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2007, 2006 and 2005:

	2007	2006	2005
Income before income taxes	$274.4	$424.5	$294.2
Tax rate	35.0%	35.0%	35.0%
Income tax at federal statutory rate	96.0	148.6	103.0
Tax effect of:
Dividend received deduction	(26.2)	(36.5)	(25.8)
IRS audit settlement	-	-	(58.2)
State audit settlement	(21.8)	-	-
State tax expense	-	13.0	3.2
Other	8.0	(2.4)	(0.7)
Income tax expense	$56.0	$122.7	$21.5

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2007 and 2006, are presented below.

	2007	2006
Deferred tax assets:
Insurance reserves	$216.6	$250.3
Net unrealized capital loss	6.4	-
Unrealized losses allocable to experience-rated contracts	5.7	18.3
Investments	6.7	3.5
Postemployment benefits	75.9	74.7
Compensation	27.3	25.1
Other	32.4	19.9
Total gross assets before valuation allowance	371.0	391.8
Less: valuation allowance	(6.4)	-
Assets, net of valuation allowance	364.6	391.8

Deferred tax liabilities:
Value of business acquired	(436.7)	(469.1)
Net unrealized capital gains	-	(15.9)
Deferred policy acquisition costs	(203.8)	(167.9)
Total gross liabilities	(640.5)	(652.9)
Net deferred income tax liability	$(275.9)	$(261.1)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2007, the Company had a $6.4 valuation allowance related to unrealized capital losses on investments, which is included in Accumulated other comprehensive income (loss). The Company had no valuation allowance as of December 31, 2006.

Tax Sharing Agreement

ILIAC had a payable of $ 56.8 and $ 59.8 to ING AIH at December 31, 2007 and 2006, respectively, for federal income taxes under the inter-company tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company had $68.0 of unrecognized tax benefits as of January 1, 2007, of which $52.1 would affect the Company’s effective tax rate if recognized.

A reconciliation of the change in the unrecognized income tax benefits for the year is as follows:

Balance at January 1, 2007	$ 68.0
Additions for tax positions related to current year	2.9
Additions (reductions) for tax positions related to prior years	(23.5)
Balance at December 31, 2007	$ 47.4

The Company had $42.6 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $16.9 as of December 31, 2007.

Regulatory Matters

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005, and is subject to state audit in New York for years 1995 through 2000. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

unrecognized tax benefits will decrease by up to $17.7. It is also reasonably possible that the aforementioned state tax audits may be settled within the next twelve months. It is reasonably possible that the unrecognized tax benefit on uncertain tax positions related to the New York state tax audit will decrease by up to $11.4. The timing of the settlement and any potential future payment of the remaining allowance of $18.3 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $17.2, $23.8, and $22.5, for

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $10.1, $9.7, and $8.9, for the years ended December 31, 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007 and 2006.

	2007	2006
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$97.7	$106.8
Interest cost	5.4	5.5
Benefits paid	(9.3)	(8.3)
Actuarial loss on obligation	(8.2)	(6.3)
Projected benefit obligation, December 31	$85.6	$97.7

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2007	2006
Accrued benefit cost	$(85.6)	$(97.7)
Intangible assets	-	-
Accumulated other comprehensive income	4.9	14.1
Net amount recognized	$(80.7)	$(83.6)

At December 31, 2007 and 2006, the projected benefit obligation was $85.6 and $97.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2007 and 2006 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2007	2006
Discount rate at beginning of period	5.90%	5.50%
Rate of compensation increase	4.20%	4.00%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.5% was the appropriate discount rate as of December 31, 2007, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 6.5% discount rate will also be used to determine the Company’s 2008 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2007	2006	2005
Discount rate	6.50%	5.90%	6.00%
Rate of increase in compensation levels	4.20%	4.00%	4.00%

The weighted average assumptions used in calculating the net pension cost for 2007 were, as indicated above, a 6.5% discount rate and a 4.2% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007, 2006, and 2005, were as follows:

	2007	2006	2005
Interest cost	$5.4	$5.5	$6.0
Net actuarial loss recognized in the year	0.7	2.0	1.3
Unrecognized past service cost recognized in the year	-	0.2	0.2
The effect of any curtailment or settlement	0.4	0.4	0.3
Net periodic benefit cost	$6.5	$8.1	$7.8

Cashflows

In 2008, the employer is expected to contribute $5.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2008 through 2012, and thereafter through 2017, are estimated to be $5.5, $4.0, $4.0, $4.3, $4.4 and $21.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.5, $10.1, and $5.6 for the years ended December 31, 2007, 2006, and 2005 respectively.

For leo, the Company recognized tax benefits of $3.2, $0.1, and $0.3 in 2007, 2006, and 2005, respectively.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2007, 2006, and 2005, were $0.4, $1.4, and $1.3, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $60.5, $62.2, and $61.7, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $167.9, $175.3, and $138.5, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2007, 2006, and 2005, net expenses related to the agreement were incurred in the amount of $21.7, $12.4, and $17.8, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2007, 2006, and 2005, commissions were collected in the amount of $568.4, $429.2, and $378.1. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred under these services agreements in the amount of $124.4, $70.8, and $46.3, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $13.1, $8.8, and $6.4, respectively.

Investment Advisory and Other Fees

During 2006 and 2005, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $312.7, $289.9, and $263.0, (excludes fees paid to ING Investment Management Co.) in 2007, 2006, and 2005, respectively.

DSL has been retained by ING Investors Trust (the “Trust”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2007, 2006, and 2005, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $343.8, $233.9, and $174.6, respectively. At December 31, 2007 and 2006, DSL had $26.7 and $22.1, respectively, receivable from the Trust under the management agreement.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $3.9, $1.8, and $0.7, for the years ended December 31, 2007, 2006, and 2005, respectively, and earned interest income of $1.7, $3.3, and $1.1, for the years ended December 31, 2007, 2006, and 2005, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement and $45.0 receivable from ING AIH at December 31, 2006.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2007 and 2006 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2007. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2007, the Company had reinsurance treaties with 8 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2007, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $16.1 and $17.4 were maintained for this contract as of December 31, 2007 and 2006, respectively.

Reinsurance ceded in force for life mortality risks were $20.9 billion and $22.4 billion at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, net receivables were comprised of the following:

	2007	2006
Claims recoverable from reinsurers	$2,595.2	$2,727.1
Payable for reinsurance premiums	(0.9)	(1.2)
Reinsured amounts due to reinsurer	(5.9)	(0.5)
Reserve credits	0.1	0.8
Other	5.9	(10.8)
Total	$2,594.4	$2,715.4

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Deposits ceded under reinsurance	$188.5	$199.0	$215.5
Premiums ceded under reinsurance	0.4	0.5	0.4
Reinsurance recoveries	419.7	359.0	363.7

12.	Commitments and Contingent Liabilities

Leases

The Company leases certain office space and certain equipment under various operating leases, the longest term of which expires in 2014.

For the years ended December 31, 2007, 2006, and 2005, rent expense for leases was $17.7, $17.8, and $17.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2008 through 2012 are estimated to be $4.6, $3.5, $2.4, $1.7, and $0.8, respectively, and $0.5, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties. At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. During 2007 and 2006, $87.3 and $79.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2007, the maximum liability to the Company under the guarantee was $30.0.

Windsor Property Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"). Construction of the Windsor Property is complete, and costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition, and development of the corporate office facility totaled $62.4 and $27.6 for the years ended December 31, 2007 and 2006, respectively. These costs were capitalized in Property and equipment on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2007, 2006, and 2005.

	2007	2006	2005
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(64.5)	$(44.6)	$(18.0)
Equity securities, available-for-sale	6.3	18.1	3.2
DAC/VOBA adjustment on
available-for-sale securities	7.8	3.9	5.1
Sales inducements adjustment on
available-for-sale securities	0.2	0.1	0.1
Premium deficiency reserve adjustment	-	(37.5)	(23.6)
Other investments	(0.7)	0.8	1.2
Less: allocation to experience-rated contracts	(16.4)	(52.4)	(48.6)
Unrealized capital gains (losses), before tax	(34.5)	(6.8)	16.6
Deferred income tax asset (liability)	12.1	2.4	(10.3)
Asset valuation allowance	(6.4)	-	-
Net unrealized capital gains (losses)	(28.8)	(4.4)	6.3
Pension liability, net of tax	(5.0)	(9.6)	(11.6)
Accumulated other comprehensive
(loss) income	$(33.8)	$(14.0)	$(5.3)

Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4) and $(52.4) at December 31, 2007 and 2006, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Fixed maturities, available-for-sale	$(19.9)	$(26.6)	$(500.1)
Equity securities, available-for-sale	(11.8)	14.9	(5.5)
DAC/VOBA adjustment on
available-for-sale securities	3.9	(1.2)	14.6
Sales inducements adjustment on
available-for-sale securities	0.1	-	0.2
Premium deficiency reserve adjustment	37.5	(13.9)	(23.6)
Other investments	(1.5)	(0.4)	(0.1)
Less: allocation to experience-rated contracts	36.0	(3.8)	(406.1)
Unrealized capital gains (losses), before tax	(27.7)	(23.4)	(108.4)
Deferred income tax asset (liability)	9.7	12.7	30.9
Net change in unrealized capital gains (losses)	$(18.0)	$(10.7)	$(77.5)

	2007	2006	2005
Net unrealized capital holding gains (losses) arising
during the year (1)	$(66.9)	$(43.6)	$(38.2)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(48.9)	(32.9)	39.3
Net change in unrealized capital gains (losses) on securities	$(18.0)	$(10.7)	$(77.5)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(102.9), $(95.4), and $(53.4), for the years ended December 31, 2007, 2006, and 2005, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(75.2), $(72.0), and $55.0, for the years ended December 31, 2007, 2006, and 2005, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Changes to Prior Years Presentation

During 2007, the Company identified $43.1 in unreconciled net liabilities. While the correction of this error is not material to the prior period financial statements, correction of the error through the current period income statement would be material to the 2007 Statements of Operations. In accordance with the guidance provided in SEC Staff Accounting Bulletin (“SAB”) Topic IN, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”), the Company has restated the prior period financial statements to correct this error by adjusting January 1, 2005 Retained earnings and December 31, 2006 DAC, VOBA, Future policy benefits and claims reserves, Other liabilities, and Deferred taxes as follows:

	Previously
	Reported	Adjustment	Restated

January 1, 2005
Retained earnings (net of tax)	$(1,877.1)	$28.0	$(1,849.1)
Total shareholder's equity (net of tax)	2,759.6	28.0	2,787.6

December 31, 2006
Deferred policy acquisition cost	$623.6	$(1.0)	$622.6
Value of business acquired	1,342.9	(2.7)	1,340.2
Total assets	68,486.0	(3.7)	68,482.3

Future policy benefits and claims reserves	$19,995.8	$(11.7)	$19,984.1
Other liabilities	406.2	(35.1)	371.1
Deferred taxes	246.0	15.1	261.1
Total liabilities	65,500.3	(31.7)	65,486.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2007	First	Second	Third	Fourth
Total revenue	$579.1	$594.9	$601.4	$676.5
Income (loss) before income taxes	100.7	115.8	85.8	(27.9)
Income tax expense (benefit)	28.5	33.6	22.3	(28.4)
Net income	$72.2	$82.2	$63.5	$0.5

2006	First*	Second*	Third*	Fourth
Total revenue	$532.5	$551.2	$548.5	$597.7
Income before income taxes	80.4	116.9	84.3	142.9
Income tax expense	21.6	34.2	16.6	50.3
Net income	$58.8	$82.7	$67.7	$92.6

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

Form No. SAI.130822-08	ILIAC Ed April 2008